UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23661

Harbor ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Stephanie A. Capistron, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Active Small Cap ETF

Ticker: SMLL

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Active Small Cap ETF	$82	0.80%

Management's Discussion of Fund Performance

Subadvisor: Byron Place Capital Management, LLC

Performance Summary

The Fund returned 3.96% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Security selection in the Health Care and Consumer Cyclicals sectors.

• Positions in Doximity, Inc. and Janus International Group, Inc.

Top detractors from relative performance included:

• Security selection in the Technology sector and underexposure to high-performing quantum computing and artificial intelligence enabling securities.

• Positions in WillScot Holdings Corp. and Morningstar, Inc.

Change in a $10,000 Investment

For the period 08/28/2024 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2000® Index
Jul-24	$10,000	$10,000	$10,000
Aug-24	$10,128	$10,102	$10,135
Sep-24	$10,449	$10,318	$10,206
Oct-24	$10,296	$10,225	$10,059
Nov-24	$11,751	$10,825	$11,162
Dec-24	$11,161	$10,567	$10,240
Jan-25	$11,740	$10,861	$10,509
Feb-25	$11,494	$10,719	$9,946
Mar-25	$10,555	$10,115	$9,269
Apr-25	$10,068	$10,047	$9,055
May-25	$10,668	$10,679	$9,539
Jun-25	$10,909	$11,222	$10,057
Jul-25	$10,919	$11,474	$10,232
Aug-25	$11,366	$11,707	$10,963
Sep-25	$10,935	$12,134	$11,304
Oct-25	$10,704	$12,418	$11,508

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 08/28/2024
Harbor Active Small Cap ETF (Based on Net Asset Value)	3.96%	5.94%
S&P 500 Index	21.45%	20.18%
Russell 2000® Index	14.41%	12.67%

The “Life of Fund” return as shown reflects the period 08/28/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$21,902
Number of Investments	48
Total Net Advisory Fees Paid (in thousands)	$131
Portfolio Turnover Rate	47%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	37.1%
Financials	23.1%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	6.5%
Real Estate	5.8%
Materials	5.2%
Information Technology	3.6%
Consumer Staples	2.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Alpha Layering ETF (Consolidated)

Ticker: HOLD

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Alpha Layering ETF (Consolidated) ("Fund") for the period of August 13, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Alpha Layering ETF (Consolidated)	$16	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$4,142
Number of Investments (includes derivatives)	25
Total Net Advisory Fees Paid (in thousands)	$6
Portfolio Turnover Rate	20%

Fund Investments as of October 31, 2025

Investment Allocation (% of Investments)

(excludes derivatives)

Equity Funds	100.0%

Risk AllocationFootnote Reference* (% of Notional Value)

U.S. Treasury Notes & Bonds	132.2%
Commodities (Precious Metals)	12.9%
Domestic Equity Index	12.8%
International Equity Index	8.2%
Commodities (Energy)	(5.3%)
Foreign Currency	(60.8%)
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Large Cap Value ETF

Ticker: VLLU

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Large Cap Value ETF	$26	0.25%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 11.67% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Large Cap Value Index, which returned 11.98% during the same period.

Top contributors to relative performance compared to the Russell 1000® Value Index included:

• Fund's exposure within the Health Care, Utilities, and Financials sectors along with underweight exposure to the Health Care and Real Estate sectors and overweight exposure to the Communication Services sector.

• Positions in Gilead Sciences, Inc., Cencora, Inc., HCA Healthcare, Inc., NRG Energy, Inc., Discover Financial Services, Bank of New York Mellon, and American Express Co. along with an underweight position in UnitedHealth Group, Inc.

Top detractors from relative performance compared to the Russell 1000® Value Index included:

• Fund's exposure within the Communication Services, Consumer Staples, and Consumer Discretionary sectors and underweight exposure to the Industrials sector.

• Positions in Comcast Corp., Walt Disney Co., Target Corp., Cal-Maine Foods, Inc., Best Buy Co., Inc., H&R Block, Inc., and Matson, Inc., and lack of exposure to Warner Bros. Discovery, Inc. and Walmart, Inc.

Change in a $10,000 Investment

For the period 09/04/2024 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Large Cap Value Index	Russell 1000® Value Index
Aug-24	$10,000	$10,000	$10,000	$10,000
Sep-24	$10,257	$10,450	$10,253	$10,267
Oct-24	$10,193	$10,355	$10,190	$10,154
Nov-24	$10,914	$10,963	$10,916	$10,803
Dec-24	$10,165	$10,701	$10,169	$10,064
Jan-25	$10,579	$10,999	$10,588	$10,530
Feb-25	$10,614	$10,856	$10,619	$10,572
Mar-25	$10,265	$10,244	$10,272	$10,279
Apr-25	$10,045	$10,175	$10,049	$9,966
May-25	$10,464	$10,815	$10,471	$10,315
Jun-25	$10,829	$11,365	$10,846	$10,668
Jul-25	$10,848	$11,620	$10,870	$10,729
Aug-25	$11,292	$11,856	$11,319	$11,071
Sep-25	$11,392	$12,288	$11,419	$11,237
Oct-25	$11,382	$12,576	$11,411	$11,286

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/04/2024
Harbor AlphaEdge™ Large Cap Value ETF (Based on Net Asset Value)	11.67%	11.82%
S&P 500 Index	21.45%	21.87%
Harbor AlphaEdge Large Cap Value Index	11.98%	12.06%
Russell 1000® Value Index	11.15%	11.01%

The “Life of Fund” return as shown reflects the period 09/04/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,134
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$7
Portfolio Turnover Rate	105%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Financials	30.3%
Communication Services	13.1%
Information Technology	12.3%
Health Care	10.8%
Consumer Staples	8.6%
Energy	7.8%
Consumer Discretionary	7.4%
Industrials	5.9%
Materials	2.3%
Utilities	1.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor AlphaEdge™ Next Generation REITs ETF

Ticker: AREA

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Next Generation REITs ETF	$48	0.50%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned -8.23% for the year ended October 31, 2025, while the FTSE NAREIT All Equity REITs Total Return Index returned -2.61% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Next Generation REIT Index, which returned -7.74% during the same period.

Top contributors to relative performance compared to the FTSE NAREIT All Equity REITs Total Return Index included:

• Fund's exposure within the Hotel & Resort REITs industry, along with beneficial overweight exposure to Health Care REITs and underweight exposure to Residential REITs.

• Position in Host Hotels & Resorts, Inc.

Top detractors from relative performance compared to the FTSE NAREIT All Equity REITs Total Return Index included:

• Fund's exposure within Specialized REITs and Health Care REITs, overweight exposure to Specialized REITs and Hotel and Resort REITs and lack of exposure to Industrial REITs and Retail REITs.

• Positions in Weyerhaeuser Co., Rayonier, Inc., CubeSmart, SBA Communications Corp., Apple Hospitality REIT, Inc., and Park Hotels & Resorts, Inc., and lack of exposure to Prologis, Inc. and Simon Property Group LP.

Change in a $10,000 Investment

For the period 09/04/2024 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Next Generation REIT Index	FTSE NAREIT All Equity REITs Total Return Index
Aug-24	$10,000	$10,000	$10,000	$10,000
Sep-24	$10,449	$10,450	$10,452	$10,283
Oct-24	$10,005	$10,355	$10,013	$9,912
Nov-24	$10,259	$10,963	$10,273	$10,266
Dec-24	$9,385	$10,701	$9,397	$9,445
Jan-25	$9,400	$10,999	$9,418	$9,542
Feb-25	$9,573	$10,856	$9,594	$9,939
Mar-25	$9,436	$10,244	$9,465	$9,705
Apr-25	$9,180	$10,175	$9,209	$9,513
May-25	$9,278	$10,815	$9,314	$9,622
Jun-25	$9,385	$11,365	$9,429	$9,615
Jul-25	$9,288	$11,620	$9,336	$9,510
Aug-25	$9,710	$11,856	$9,765	$9,829
Sep-25	$9,654	$12,288	$9,716	$9,871
Oct-25	$9,181	$12,576	$9,238	$9,653

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/04/2024
Harbor AlphaEdge™ Next Generation REITs ETF (Based on Net Asset Value)	-8.23%	-7.11%
S&P 500 Index	21.45%	21.87%
Harbor AlphaEdge Next Generation REIT Index	-7.74%	-6.61%
FTSE NAREIT All Equity REITs Total Return Index	-2.61%	-3.00%

The “Life of Fund” return as shown reflects the period 09/04/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,806
Number of Investments	38
Total Net Advisory Fees Paid (in thousands)	$9
Portfolio Turnover Rate	64%

Fund Investments as of October 31, 2025

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	56.0%
Health Care REITs	23.2%
Hotel & Resort REITs	14.8%
Residential REITs	6.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor AlphaEdge™ Small Cap Earners ETF

Ticker: EBIT

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Small Cap Earners ETF	$30	0.29%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 4.65% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Small Cap Earners Index, which returned 4.79% during the same period.

Top contributors to relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Financials sector and underweight exposure to the Health Care sector.

• Positions in Mr. Cooper Group, Inc., StoneX Group, Inc., CVR Energy, Inc., Lumen Technologies, Inc., and Hertz Global Holdings, Inc. and underweight exposure to Vaxcyte, Inc. and Sweetgreen, Inc.

Top detractors from relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Industrials and Materials sectors, underweight to the Information Technology sector, and overweight to the Consumer Discretionary sector.

• Positions in Nextpower Inc., SM Energy Co., and Navient Corp. and the lack of exposure to Bloom Energy Corporation, Kratos Defense & Security Solutions, Inc., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., IonQ, Inc., D-Wave Quantum Inc., and Guardant Health, Inc.

Change in a $10,000 Investment

For the period 07/09/2024 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Small Cap Earners Index	Russell 2000® Index
Jun-24	$10,000	$10,000	$10,000	$10,000
Jul-24	$11,457	$9,908	$11,436	$11,112
Aug-24	$11,152	$10,148	$11,126	$10,946
Sep-24	$11,196	$10,365	$11,174	$11,023
Oct-24	$10,911	$10,271	$10,884	$10,864
Nov-24	$12,010	$10,873	$11,978	$12,055
Dec-24	$10,989	$10,614	$10,943	$11,060
Jan-25	$11,243	$10,910	$11,210	$11,350
Feb-25	$10,711	$10,768	$10,680	$10,743
Mar-25	$10,221	$10,161	$10,186	$10,011
Apr-25	$9,817	$10,092	$9,783	$9,780
May-25	$10,286	$10,727	$10,247	$10,302
Jun-25	$10,739	$11,273	$10,713	$10,862
Jul-25	$10,773	$11,526	$10,752	$11,051
Aug-25	$11,686	$11,759	$11,667	$11,840
Sep-25	$11,655	$12,189	$11,631	$12,209
Oct-25	$11,418	$12,474	$11,405	$12,429

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 07/09/2024
Harbor AlphaEdge™ Small Cap Earners ETF (Based on Net Asset Value)	4.65%	10.61%
S&P 500 Index	21.45%	18.30%
Harbor AlphaEdge Small Cap Earners Index	4.79%	10.52%
Russell 2000® Index	14.41%	17.98%

The “Life of Fund” return as shown reflects the period 07/09/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$9,152
Number of Investments	782
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	49%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Financials	24.9%
Consumer Discretionary	16.9%
Industrials	14.2%
Energy	12.3%
Real Estate	6.0%
Communication Services	5.6%
Health Care	5.2%
Materials	4.9%
Information Technology	4.9%
Utilities	2.7%
Consumer Staples	2.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Commodity All-Weather Strategy ETF (Consolidated)

Ticker: HGER

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$75	0.68%

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned 19.98% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period. The Fund seeks to track the performance of the Quantix Commodity Total Return Index (the “Index”), which returned 21.19% during the same period.

Top contributors to absolute performance included:

• The Precious Metals sector, where Gold was the biggest contributor and the largest individual commodity weight in the Index. Significant inflows into Gold ETFs and sustained Central Bank purchasing contributed to Gold’s outperformance.

• The Petroleum sector, where an overweight benefited from heightened geopolitical risk and Middle East tensions.

• Within the Petroleum sector, a reallocation to products was supported by Ukrainian strikes on Russian refineries and a subsequent Russian ban on Gasoline exports.

Top detractors from absolute performance included:

• The Grains sector, notably the Wheat complex, due to higher-than-expected inventory projections from the United States Department of Agriculture during the third calendar quarter of 2025.

• Natural Gas was a modest detractor from performance as prices fell on warmer weather over the period along with record U.S. production.

Change in a $10,000 Investment

For the period 02/09/2022 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Quantix Commodity Total Return Index	Bloomberg Commodity Index Total Return
Jan-22	$10,000	$10,000	$10,000	$10,000
Feb-22	$10,405	$9,545	$10,410	$10,440
Mar-22	$11,415	$9,900	$11,427	$11,343
Apr-22	$11,720	$9,037	$11,746	$11,813
May-22	$11,875	$9,053	$11,918	$11,993
Jun-22	$11,160	$8,306	$11,218	$10,701
Jul-22	$10,995	$9,072	$11,072	$11,157
Aug-22	$10,685	$8,702	$10,780	$11,167
Sep-22	$10,065	$7,900	$10,167	$10,261
Oct-22	$10,460	$8,540	$10,594	$10,466
Nov-22	$10,865	$9,017	$11,021	$10,752
Dec-22	$11,056	$8,498	$11,222	$10,489
Jan-23	$11,559	$9,032	$11,756	$10,438
Feb-23	$10,920	$8,811	$11,121	$9,947
Mar-23	$11,132	$9,135	$11,347	$9,927
Apr-23	$10,960	$9,277	$11,187	$9,852
May-23	$10,422	$9,318	$10,658	$9,297
Jun-23	$10,699	$9,933	$10,952	$9,672
Jul-23	$11,559	$10,252	$11,856	$10,277
Aug-23	$11,484	$10,089	$11,792	$10,199
Sep-23	$11,549	$9,608	$11,870	$10,128
Oct-23	$11,444	$9,406	$11,776	$10,155
Nov-23	$11,413	$10,265	$11,754	$9,926
Dec-23	$11,275	$10,732	$11,617	$9,659
Jan-24	$11,415	$10,912	$11,774	$9,697
Feb-24	$11,328	$11,494	$11,699	$9,555
Mar-24	$11,938	$11,864	$12,335	$9,871
Apr-24	$12,219	$11,380	$12,610	$10,136
May-24	$12,192	$11,944	$12,565	$10,314
Jun-24	$12,143	$12,373	$12,529	$10,156
Jul-24	$11,911	$12,523	$12,305	$9,746
Aug-24	$11,884	$12,827	$12,279	$9,751
Sep-24	$12,203	$13,101	$12,612	$10,225
Oct-24	$12,233	$12,982	$12,653	$10,035
Nov-24	$12,149	$13,744	$12,571	$10,076
Dec-24	$12,352	$13,416	$12,797	$10,179
Jan-25	$12,904	$13,790	$13,379	$10,581
Feb-25	$12,770	$13,610	$13,245	$10,664
Mar-25	$13,366	$12,843	$13,883	$11,083
Apr-25	$13,115	$12,756	$13,637	$10,550
May-25	$13,121	$13,559	$13,649	$10,489
Jun-25	$13,472	$14,249	$14,031	$10,741
Jul-25	$13,695	$14,568	$14,281	$10,693
Aug-25	$13,891	$14,864	$14,490	$10,899
Sep-25	$14,342	$15,406	$14,976	$11,133
Oct-25	$14,677	$15,767	$15,334	$11,455

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 02/09/2022
Harbor Commodity All-Weather Strategy ETF (Consolidated) (Based on Net Asset Value)	19.98%	10.85%
S&P 500 Index	21.45%	13.00%
Quantix Commodity Total Return Index	21.19%	12.16%
Bloomberg Commodity Index Total Return	14.15%	3.71%

The “Life of Fund” return as shown reflects the period 02/09/2022 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,190,810
Number of Investments (includes derivatives)	11
Total Net Advisory Fees Paid (in thousands)	$2,968
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Fund Investments (excludes short-term investments) as of October 31, 2025

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Value	Value
Precious Metals	34.4%
Petroleum	32.0%
Grains and Soybean Products	14.4%
Softs	9.3%
Base Metals	8.2%
Livestock	1.7%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Total Return Index.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Disciplined Bond ETF

Ticker: AGGS

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Disciplined Bond ETF	$36	0.35%

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Fund returned 6.40% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 6.16% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Corporate and Securitized Bonds and underweight exposure to U.S. Treasuries as Corporate and Securitized Bonds broadly outperformed U.S. Treasury bonds.

• Security selection within the Corporate and Securitized sectors driven by top performing Industrial sector positions and Agency Residential Mortgage-Backed Securities (“RMBS”) pools.

• Security selection within the Financials sector, particularly within the Financial Companies and Banking sub-sectors, and the Industrials sector, particularly within Consumer Cyclicals, Technology, Transportation, and Capital Goods, as well as overweight exposure in the Financials sector.

• Within Securitized products, overweight exposure to Commercial Mortgage-Backed Securities (“CMBS”) as well as security selection within non-agency Collateralized Mortgage Obligations and Collateralized Loan Obligations.

Top detractors from relative performance included:

• Security selection within CMBS.

• Overweight exposure to RMBS and allocation to Sovereign Debt.

• Position allocation to Small Business Administration securitizations and non-Agency RMBS which are not included in the Index.

Change in a $10,000 Investment

For the period 05/01/2024 through 10/31/2025

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Apr-24	$10,000	$10,000
May-24	$10,140	$10,132
Jun-24	$10,238	$10,228
Jul-24	$10,474	$10,467
Aug-24	$10,623	$10,617
Sep-24	$10,764	$10,759
Oct-24	$10,511	$10,493
Nov-24	$10,645	$10,604
Dec-24	$10,461	$10,430
Jan-25	$10,525	$10,485
Feb-25	$10,762	$10,716
Mar-25	$10,733	$10,720
Apr-25	$10,748	$10,762
May-25	$10,693	$10,685
Jun-25	$10,867	$10,849
Jul-25	$10,852	$10,821
Aug-25	$10,979	$10,950
Sep-25	$11,109	$11,070
Oct-25	$11,183	$11,139

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 05/01/2024
Harbor Disciplined Bond ETF (Based on Net Asset Value)	6.40%	7.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	7.43%

The “Life of Fund” return as shown reflects the period 05/01/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$36,535
Number of Investments	249
Total Net Advisory Fees Paid (in thousands)	$103
Portfolio Turnover Rate	40%

Fund Investments as of October 31, 2025

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.8%
Mortgage Pass-Through	24.4%
U.S. Government Obligations	20.4%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	11.2%
Municipal Bonds	0.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Dividend Growth Leaders ETF

Ticker: GDIV

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Dividend Growth Leaders ETF	$52	0.50%

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 7.57% for the year ended October 31, 2025, while the NASDAQ Dividend Achievers Select Total Return Index and the S&P 500 Index returned 14.88% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Utilities sectors.

• Positions in consumer retail company, Tapestry, Inc., and provider of semiconductor and infrastructure software solutions, Broadcom Inc.

Top detractors from relative performance included:

• Security selection in the Financials and Industrials sectors.

• Positions in insurance brokerage and risk management service provider, Arthur J. Gallagher & Co., and specialty chemical company, Celanese Corporation.

Change in a $10,000 Investment

For the period 11/01/2015 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	NASDAQ Dividend Achievers Select Total Return Index
Nov-15	$10,019	$10,030	$10,028
Dec-15	$9,823	$9,872	$9,946
Jan-16	$9,340	$9,382	$9,717
Feb-16	$9,172	$9,369	$9,833
Mar-16	$9,655	$10,005	$10,444
Apr-16	$9,725	$10,043	$10,419
May-16	$9,883	$10,224	$10,519
Jun-16	$10,070	$10,250	$10,767
Jul-16	$10,327	$10,628	$11,015
Aug-16	$10,218	$10,643	$11,013
Sep-16	$10,248	$10,645	$10,904
Oct-16	$10,090	$10,451	$10,694
Nov-16	$10,416	$10,838	$11,013
Dec-16	$10,640	$11,052	$11,133
Jan-17	$10,832	$11,262	$11,337
Feb-17	$11,064	$11,709	$11,833
Mar-17	$11,145	$11,723	$11,821
Apr-17	$11,267	$11,843	$12,026
May-17	$11,459	$12,010	$12,220
Jun-17	$11,499	$12,085	$12,246
Jul-17	$11,621	$12,333	$12,343
Aug-17	$11,712	$12,371	$12,304
Sep-17	$11,975	$12,626	$12,592
Oct-17	$12,349	$12,921	$12,853
Nov-17	$12,804	$13,317	$13,431
Dec-17	$12,928	$13,465	$13,614
Jan-18	$13,455	$14,236	$14,306
Feb-18	$13,077	$13,711	$13,738
Mar-18	$12,905	$13,363	$13,551
Apr-18	$13,134	$13,414	$13,425
May-18	$13,512	$13,737	$13,662
Jun-18	$13,397	$13,822	$13,721
Jul-18	$13,969	$14,336	$14,348
Aug-18	$14,416	$14,803	$14,755
Sep-18	$14,484	$14,887	$14,999
Oct-18	$13,375	$13,870	$14,046
Nov-18	$13,500	$14,153	$14,639
Dec-18	$12,477	$12,875	$13,345
Jan-19	$13,372	$13,906	$14,187
Feb-19	$13,864	$14,353	$14,846
Mar-19	$13,991	$14,632	$15,016
Apr-19	$14,621	$15,224	$15,577
May-19	$13,789	$14,257	$14,851
Jun-19	$14,760	$15,262	$15,851
Jul-19	$15,012	$15,481	$16,191
Aug-19	$14,899	$15,236	$16,296
Sep-19	$15,151	$15,521	$16,513
Oct-19	$15,555	$15,857	$16,527
Nov-19	$16,135	$16,433	$16,932
Dec-19	$16,560	$16,928	$17,315
Jan-20	$16,381	$16,922	$17,412
Feb-20	$15,098	$15,529	$15,952
Mar-20	$13,212	$13,611	$14,418
Apr-20	$14,752	$15,356	$15,856
May-20	$15,521	$16,087	$16,432
Jun-20	$15,739	$16,407	$16,439
Jul-20	$16,535	$17,332	$17,273
Aug-20	$17,407	$18,578	$18,351
Sep-20	$17,266	$17,872	$18,148
Oct-20	$16,843	$17,397	$17,723
Nov-20	$18,690	$19,301	$19,514
Dec-20	$19,269	$20,043	$20,019
Jan-21	$19,019	$19,841	$19,430
Feb-21	$19,339	$20,388	$19,729
Mar-21	$20,327	$21,281	$20,904
Apr-21	$21,287	$22,416	$21,751
May-21	$21,801	$22,573	$22,136
Jun-21	$21,815	$23,100	$22,113
Jul-21	$22,358	$23,649	$22,816
Aug-21	$22,567	$24,368	$23,207
Sep-21	$21,259	$23,234	$22,078
Oct-21	$22,956	$24,862	$23,675
Nov-21	$22,608	$24,690	$23,246
Dec-21	$24,296	$25,797	$24,729
Jan-22	$22,968	$24,462	$23,479
Feb-22	$22,508	$23,729	$22,863
Mar-22	$23,292	$24,610	$23,512
Apr-22	$21,998	$22,464	$22,286
May-22	$22,406	$22,505	$22,217
Jun-22	$20,397	$20,648	$20,819
Jul-22	$21,538	$22,552	$22,269
Aug-22	$20,891	$21,632	$21,500
Sep-22	$19,188	$19,640	$19,719
Oct-22	$21,010	$21,230	$21,719
Nov-22	$22,304	$22,416	$23,233
Dec-22	$21,339	$21,125	$22,374
Jan-23	$22,024	$22,452	$22,995
Feb-23	$21,213	$21,904	$22,340
Mar-23	$21,736	$22,708	$22,748
Apr-23	$21,906	$23,063	$23,240
May-23	$21,381	$23,163	$22,660
Jun-23	$22,811	$24,693	$24,122
Jul-23	$23,319	$25,487	$24,646
Aug-23	$22,992	$25,081	$24,187
Sep-23	$22,084	$23,885	$23,132
Oct-23	$21,861	$23,383	$22,852
Nov-23	$23,558	$25,518	$24,565
Dec-23	$24,627	$26,678	$25,546
Jan-24	$24,737	$27,126	$25,938
Feb-24	$25,728	$28,574	$26,811
Mar-24	$26,663	$29,494	$27,557
Apr-24	$25,452	$28,289	$26,439
May-24	$26,151	$29,692	$27,361
Jun-24	$26,463	$30,757	$27,820
Jul-24	$27,357	$31,132	$28,850
Aug-24	$27,948	$31,887	$29,855
Sep-24	$28,465	$32,568	$30,356
Oct-24	$28,084	$32,272	$29,771
Nov-24	$29,140	$34,167	$31,458
Dec-24	$28,266	$33,352	$30,274
Jan-25	$29,196	$34,281	$31,320
Feb-25	$28,824	$33,834	$31,330
Mar-25	$27,058	$31,928	$29,888
Apr-25	$26,691	$31,711	$29,741
May-25	$27,814	$33,707	$31,018
Jun-25	$28,802	$35,421	$32,253
Jul-25	$29,066	$36,216	$32,459
Aug-25	$29,440	$36,950	$33,069
Sep-25	$30,300	$38,299	$34,054
Oct-25	$30,208	$39,196	$34,203

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Harbor Dividend Growth Leaders ETF (Based on Net Asset Value)	7.57%	12.39%	11.69%
S&P 500 Index	21.45%	17.64%	14.64%
NASDAQ Dividend Achievers Select Total Return Index	14.88%	14.05%	13.09%

The Fund acquired the assets and assumed the then existing known liabilities of the predecessor fund on May 20, 2022 (the “Reorganization Date”). The Fund is the performance successor of the reorganization. This means that the predecessor fund’s performance and financial history are used by the Fund going forward from the Reorganization Date. Accordingly, the performance of the Fund for periods prior to the reorganization is the performance of the predecessor fund. The performance of the predecessor fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the predecessor fund. Because the Fund has different fees and expenses than the predecessor fund, the Fund would also have had different performance results. Please refer to the Fund’s prospectus for further details.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$211,383
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$1,220
Portfolio Turnover Rate	81%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.0%
Financials	23.5%
Industrials	16.2%
Health Care	9.6%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Communication Services	3.8%
Energy	3.0%
Utilities	2.3%
Real Estate	1.7%
Materials	1.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Emerging Markets Equity ETF

Ticker: EPEM

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Emerging Markets Equity ETF ("Fund") for the period of June 4, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Emerging Markets Equity ETF	$37	0.84%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,936
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	5%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

North America
2.0%
Europe
3.0%
Africa
3.6%
South Asia
4.3%
South America
6.2%
Latin America
8.3%
Pacific Basin
72.6%

Value	Value
Pacific Basin	72.6%
Latin America	8.3%
South America	6.2%
South Asia	4.3%
Africa	3.6%
Europe	3.0%
North America	2.0%

Country Breakdown (% of Investments)

Taiwan	30.5%
China	26.9%
South Korea	8.8%
Brazil	8.3%
Colombia	4.5%
India	4.3%
South Africa	3.6%
Indonesia	3.2%
Thailand	3.1%
Czech Republic	3.1%
Others	3.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Emerging Markets Select ETF

Ticker: EMES

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Emerging Markets Select ETF ("Fund") for the period of May 14, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Emerging Markets Select ETF	$32	0.65%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$9,738
Number of Investments	50
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	40%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

Europe
1.7%
Latin America
10.9%
Middle East/Central Asia
16.9%
South Asia
20.5%
Pacific Basin
50.0%

Value	Value
Pacific Basin	50.0%
South Asia	20.5%
Middle East/Central Asia	16.9%
Latin America	10.9%
Europe	1.7%

Country Breakdown (% of Investments)

China	29.8%
India	20.4%
Taiwan	15.3%
South Korea	14.7%
Brazil	9.6%
Saudi Arabia	2.2%
Indonesia	2.0%
Poland	1.7%
Philippines	1.5%
Hong Kong	1.3%
Others	1.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Health Care ETF

Ticker: MEDI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Health Care ETF	$85	0.80%

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 13.60% for the year ended October 31, 2025, while the Russell 3000® Growth Health Care Index returned 5.11% during the same period.

Top contributors to relative performance included:

• Security selection in the Biotechnology and Health Care Providers & Services industries.

• Positions in commercial stage biotechnology company, Ascendis Pharma AS, and clinical-stage immuno-oncology company, Merus N.V.

Top detractors from relative performance included:

• Security selection in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries.

• Underweight exposure to global pharmaceutical company, AbbVie Inc., and position in vaccine developer, Vaxcyte, Inc.

Change in a $10,000 Investment

For the period 11/16/2022 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000® Growth Health Care Index
Oct-22	$10,000	$10,000	$10,000
Nov-22	$10,473	$10,315	$10,461
Dec-22	$10,191	$9,721	$10,201
Jan-23	$10,423	$10,331	$10,149
Feb-23	$10,206	$10,079	$9,837
Mar-23	$10,358	$10,449	$10,095
Apr-23	$10,564	$10,612	$10,543
May-23	$10,675	$10,659	$10,242
Jun-23	$11,319	$11,363	$10,661
Jul-23	$11,279	$11,728	$10,809
Aug-23	$11,239	$11,541	$10,862
Sep-23	$11,123	$10,991	$10,515
Oct-23	$10,697	$10,760	$10,187
Nov-23	$11,586	$11,742	$10,890
Dec-23	$12,720	$12,276	$11,524
Jan-24	$12,669	$12,482	$11,870
Feb-24	$13,628	$13,149	$12,499
Mar-24	$13,931	$13,572	$12,774
Apr-24	$12,953	$13,017	$12,162
May-24	$12,869	$13,663	$12,535
Jun-24	$13,095	$14,153	$13,125
Jul-24	$13,793	$14,325	$12,722
Aug-24	$14,131	$14,673	$13,847
Sep-24	$14,352	$14,986	$13,425
Oct-24	$13,603	$14,850	$12,869
Nov-24	$13,772	$15,722	$12,862
Dec-24	$12,789	$15,347	$12,191
Jan-25	$13,758	$15,775	$12,912
Feb-25	$13,851	$15,569	$13,255
Mar-25	$13,067	$14,692	$12,468
Apr-25	$13,481	$14,592	$12,653
May-25	$12,742	$15,511	$11,927
Jun-25	$13,717	$16,299	$12,263
Jul-25	$13,733	$16,665	$11,988
Aug-25	$14,238	$17,003	$12,392
Sep-25	$14,718	$17,623	$12,730
Oct-25	$15,453	$18,036	$13,526

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 11/16/2022
Harbor Health Care ETF (Based on Net Asset Value)	13.60%	15.85%
S&P 500 Index	21.45%	22.06%
Russell 3000® Growth Health Care Index	5.11%	10.75%

The “Life of Fund” return as shown reflects the period 11/16/2022 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$20,972
Number of Investments	38
Total Net Advisory Fees Paid (in thousands)	$135
Portfolio Turnover Rate	167%

Fund Investments as of October 31, 2025

Industry Allocation (% of Investments)

Value	Value
Biotechnology	48.4%
Pharmaceuticals	19.7%
Health Care Equipment & Supplies	13.9%
Health Care Providers & Services	10.8%
Life Sciences Tools & Services	6.7%
Health Care Technology	0.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Human Capital Factor US Large Cap ETF

Ticker: HAPI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Large Cap ETF	$38	0.35%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 18.45% for the year ended October 31, 2025, while the S&P 500 Index returned 21.45% during the same period. The Fund seeks to track the performance of the Human Capital Factor Large Cap Index, which returned 18.80% during the same period.

Top contributors to relative performance compared to the S&P 500 Index included:

• Fund's exposure within the Health Care, Financials, and Industrials sectors, as well as an overweight allocation to the Communication Services sector.

• Positions in JPMorgan Chase & Co., Morgan Stanley, GE Aerospace, and Alphabet, Inc., along with the absence of exposure to underperforming companies such as UnitedHealth Group, Inc., Berkshire Hathaway Finance Corp., and Fiserv, Inc.

Top detractors from relative performance compared to the S&P 500 Index included:

• Fund's exposure within the Information Technology and Consumer Discretionary sectors and underweight exposure to the Information Technology sector.

• Limited or no exposure to top-performing companies such as Broadcom, Inc., Palantir Technologies, Inc., Tesla, Inc., and Oracle Corp., a slight underweight to NVIDIA Corp., and positions in Salesforce, Inc., Adobe, Inc., Home Depot, Inc., and Lululemon Athletica, Inc., which underperformed the broader market.

Change in a $10,000 Investment

For the period 10/12/2022 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Large Cap Index
Sep-22	$10,000	$10,000	$10,000
Oct-22	$10,912	$10,830	$10,914
Nov-22	$11,583	$11,435	$11,588
Dec-22	$10,913	$10,776	$10,923
Jan-23	$11,637	$11,453	$11,653
Feb-23	$11,360	$11,174	$11,358
Mar-23	$11,898	$11,584	$11,903
Apr-23	$12,154	$11,765	$12,161
May-23	$12,310	$11,816	$12,324
Jun-23	$13,074	$12,597	$13,094
Jul-23	$13,536	$13,002	$13,566
Aug-23	$13,426	$12,795	$13,456
Sep-23	$12,828	$12,185	$12,852
Oct-23	$12,506	$11,928	$12,530
Nov-23	$13,621	$13,018	$13,665
Dec-23	$14,220	$13,609	$14,272
Jan-24	$14,586	$13,838	$14,642
Feb-24	$15,435	$14,577	$15,498
Mar-24	$15,974	$15,046	$16,044
Apr-24	$15,389	$14,431	$15,459
May-24	$16,229	$15,147	$16,307
Jun-24	$16,874	$15,690	$16,962
Jul-24	$16,854	$15,881	$16,946
Aug-24	$17,322	$16,266	$17,424
Sep-24	$17,648	$16,614	$17,758
Oct-24	$17,663	$16,463	$17,779
Nov-24	$18,588	$17,430	$18,713
Dec-24	$18,128	$17,014	$18,255
Jan-25	$18,775	$17,488	$18,911
Feb-25	$18,617	$17,260	$18,760
Mar-25	$17,379	$16,287	$17,521
Apr-25	$17,363	$16,177	$17,508
May-25	$18,515	$17,195	$18,674
Jun-25	$19,448	$18,069	$19,619
Jul-25	$19,754	$18,475	$19,932
Aug-25	$20,131	$18,849	$20,320
Sep-25	$20,518	$19,537	$20,715
Oct-25	$20,921	$19,995	$21,121

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 10/12/2022
Harbor Human Capital Factor US Large Cap ETF (Based on Net Asset Value)	18.45%	27.33%
S&P 500 Index	21.45%	25.46%
Human Capital Factor Large Cap Index	18.80%	27.73%

The “Life of Fund” return as shown reflects the period 10/12/2022 (commencement of operations) through 10/31/2025.

Effective August 1, 2025, the CIBC Human Capital Index was renamed the Human Capital Factor Large Cap Index.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$439,200
Number of Investments	151
Total Net Advisory Fees Paid (in thousands)	$1,363
Portfolio Turnover Rate	27%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Information Technology	29.2%
Communication Services	16.7%
Financials	14.6%
Health Care	9.5%
Consumer Discretionary	9.2%
Industrials	7.9%
Consumer Staples	4.7%
Energy	2.6%
Utilities	2.4%
Real Estate	1.9%
Materials	1.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Human Capital Factor US Small Cap ETF

Ticker: HAPS

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Small Cap ETF	$62	0.60%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 7.81% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period. The Fund seeks to track the performance of the Human Capital Factor Small Cap Index, which returned 8.47% during the same period.

Top contributors to relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Consumer Discretionary, Communication Services, and Health Care sectors.

• Positions in Dutch Bros Inc., Brinker International, Inc., Modine Manufacturing Co., Grand Canyon Education, Inc., EchoStar Corporation, Rhythm Pharmaceuticals Inc., and PTC Therapeutics, Inc., along with no exposure to Vaxcyte, Inc.

Top detractors from relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Information Technology, Materials, and Industrials sectors, and an underweight position in the Consumer Discretionary sector.

• No exposure to top-performing investments such as Credo Technology Group Holding Ltd., Rigetti Computing, Inc., IonQ, Inc., D-Wave Quantum Inc., Coeur Mining, Inc., Rocket Lab Corporation, and Bloom Energy Corporation along with positions in Impinj, Inc., Five9 Inc., Cabot Corp., and Boise Cascade Company.

Change in a $10,000 Investment

For the period 04/12/2023 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2000® Index	Human Capital Factor Small Cap Index
Mar-23	$10,000	$10,000	$10,000	$10,000
Apr-23	$9,988	$10,194	$9,977	$9,991
May-23	$9,789	$10,239	$9,885	$9,796
Jun-23	$10,547	$10,915	$10,688	$10,556
Jul-23	$11,166	$11,266	$11,342	$11,183
Aug-23	$10,482	$11,086	$10,775	$10,505
Sep-23	$9,854	$10,558	$10,140	$9,879
Oct-23	$9,154	$10,336	$9,449	$9,180
Nov-23	$10,239	$11,280	$10,304	$10,279
Dec-23	$11,457	$11,792	$11,563	$11,508
Jan-24	$10,851	$11,990	$11,113	$10,903
Feb-24	$11,290	$12,631	$11,742	$11,360
Mar-24	$11,490	$13,037	$12,162	$11,567
Apr-24	$10,668	$12,505	$11,306	$10,744
May-24	$11,063	$13,125	$11,873	$11,150
Jun-24	$10,892	$13,596	$11,763	$10,983
Jul-24	$12,002	$13,761	$12,958	$12,105
Aug-24	$11,823	$14,095	$12,765	$11,930
Sep-24	$11,945	$14,396	$12,854	$12,059
Oct-24	$11,725	$14,265	$12,668	$11,845
Nov-24	$12,994	$15,103	$14,058	$13,131
Dec-24	$11,920	$14,743	$12,897	$12,052
Jan-25	$12,256	$15,153	$13,235	$12,394
Feb-25	$11,736	$14,956	$12,527	$11,881
Mar-25	$10,905	$14,113	$11,674	$11,046
Apr-25	$10,614	$14,017	$11,405	$10,753
May-25	$11,093	$14,899	$12,014	$11,244
Jun-25	$11,576	$15,657	$12,667	$11,741
Jul-25	$11,760	$16,009	$12,887	$11,935
Aug-25	$12,645	$16,333	$13,807	$12,839
Sep-25	$12,813	$16,929	$14,237	$13,018
Oct-25	$12,641	$17,326	$14,494	$12,849

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 04/12/2023
Harbor Human Capital Factor US Small Cap ETF (Based on Net Asset Value)	7.81%	9.60%
S&P 500 Index	21.45%	23.99%
Russell 2000® Index	14.41%	15.63%
Human Capital Factor Small Cap Index	8.47%	10.30%

The “Life of Fund” return as shown reflects the period 04/12/2023 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$140,462
Number of Investments	186
Total Net Advisory Fees Paid (in thousands)	$798
Portfolio Turnover Rate	75%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	19.1%
Health Care	16.5%
Consumer Discretionary	13.7%
Information Technology	13.3%
Real Estate	5.4%
Communication Services	3.0%
Energy	2.4%
Materials	2.3%
Utilities	2.0%
Consumer Staples	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor International Compounders ETF

Ticker: OSEA

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor International Compounders ETF	$58	0.55%

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Fund returned 11.79% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary sector along with underweight exposure to the Energy and Real Estate sectors.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Sony Group Corp., and Galderma S.A.

Top detractors from relative performance included:

• Security selection within the Financials, Industrials, and Health Care sectors.

• Positions in SMC Corp., PT Bank Central Asia Tbk, and HDFC Bank Limited.

Change in a $10,000 Investment

For the period 09/07/2022 through 10/31/2025

	ETF (based on Net Asset Value)	MSCI All Country World Ex. U.S. (ND) Index
Aug-22	$10,000	$10,000
Sep-22	$9,311	$9,292
Oct-22	$9,784	$9,570
Nov-22	$11,156	$10,699
Dec-22	$10,947	$10,619
Jan-23	$11,818	$11,480
Feb-23	$11,566	$11,077
Mar-23	$12,205	$11,348
Apr-23	$12,557	$11,545
May-23	$12,396	$11,126
Jun-23	$12,779	$11,625
Jul-23	$12,804	$12,097
Aug-23	$12,119	$11,551
Sep-23	$11,531	$11,186
Oct-23	$11,294	$10,725
Nov-23	$12,437	$11,690
Dec-23	$13,253	$12,277
Jan-24	$13,182	$12,155
Feb-24	$13,587	$12,463
Mar-24	$13,775	$12,853
Apr-24	$13,501	$12,622
May-24	$13,886	$12,988
Jun-24	$13,972	$12,976
Jul-24	$14,038	$13,277
Aug-24	$14,484	$13,655
Sep-24	$14,545	$14,022
Oct-24	$13,820	$13,334
Nov-24	$13,709	$13,214
Dec-24	$13,204	$12,957
Jan-25	$13,759	$13,479
Feb-25	$13,672	$13,666
Mar-25	$13,397	$13,635
Apr-25	$13,927	$14,127
May-25	$14,558	$14,774
Jun-25	$14,843	$15,276
Jul-25	$14,517	$15,232
Aug-25	$14,777	$15,760
Sep-25	$14,996	$16,328
Oct-25	$15,449	$16,658

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/07/2022
Harbor International Compounders ETF (Based on Net Asset Value)	11.79%	14.80%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	17.58%

The “Life of Fund” return as shown reflects the period 09/07/2022 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$536,299
Number of Investments	30
Total Net Advisory Fees Paid (in thousands)	$2,193
Portfolio Turnover Rate	23%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

Latin America
3.0%
South Asia
5.5%
North America
9.1%
Pacific Basin
29.7%
Europe
52.7%

Value	Value
Europe	52.7%
Pacific Basin	29.7%
North America	9.1%
South Asia	5.5%
Latin America	3.0%

Country Breakdown (% of Investments)

United Kingdom	15.7%
Germany	13.4%
Japan	12.9%
France	11.4%
United States	9.0%
Taiwan	6.9%
India	5.5%
China	4.0%
Hong Kong	3.8%
Netherlands	3.6%
Others	13.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor International Equity ETF

Ticker: EPIN

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor International Equity ETF ("Fund") for the period of June 4, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor International Equity ETF	$35	0.80%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$6,157
Number of Investments	62
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	3%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

South Asia
2.9%
Middle East/Central Asia
4.1%
Latin America
7.1%
North America
11.4%
Pacific Basin
26.6%
Europe
47.9%

Value	Value
Europe	47.9%
Pacific Basin	26.6%
North America	11.4%
Latin America	7.1%
Middle East/Central Asia	4.1%
South Asia	2.9%

Country Breakdown (% of Investments)

United Kingdom	13.8%
Taiwan	9.9%
United States	8.5%
Japan	8.2%
Germany	6.0%
France	5.5%
Italy	5.4%
China	5.0%
Norway	4.1%
Netherlands	3.8%
Others	29.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Long-Short Equity ETF

Ticker: LSEQ

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Short Equity ETF	$231	2.28%

Management's Discussion of Fund Performance

Subadvisor: Disciplined Alpha LLC

Performance Summary

The Fund returned 2.72% for the year ended October 31, 2025, while the HFRX Equity Hedge Index returned 10.06% during the same period.

Top contributors to absolute performance included:

• Security selection within the Information Technology, Health Care, and Energy sectors.

• Long positions including Applovin Corp., Palantir Technologies, Inc., and Warner Bros. Discovery, Inc.

Top detractors from absolute performance included:

• Security selection within the Materials, Consumer Discretionary, and Industrials sectors.

• Short positions including MP Materials Corp., Grocery Outlet Holding Corp., and Alphabet, Inc.

• Underweight in mega cap, high beta, overvalued companies (based on price-to-cash flow and price-to-sale ratios) held in the Russell 1000® Index.

Change in a $10,000 Investment

For the period 11/01/2015 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	HFRX Equity Hedge Index
Nov-15	$9,904	$10,030	$10,004
Dec-15	$9,947	$9,872	$9,894
Jan-16	$10,194	$9,382	$9,449
Feb-16	$10,160	$9,369	$9,343
Mar-16	$10,486	$10,005	$9,604
Apr-16	$10,375	$10,043	$9,606
May-16	$10,304	$10,224	$9,648
Jun-16	$10,388	$10,250	$9,506
Jul-16	$10,463	$10,628	$9,695
Aug-16	$10,184	$10,643	$9,678
Sep-16	$10,152	$10,645	$9,826
Oct-16	$9,636	$10,451	$9,743
Nov-16	$9,830	$10,838	$9,886
Dec-16	$9,711	$11,052	$9,903
Jan-17	$9,862	$11,262	$9,987
Feb-17	$9,944	$11,709	$10,104
Mar-17	$9,920	$11,723	$10,171
Apr-17	$10,197	$11,843	$10,244
May-17	$10,472	$12,010	$10,185
Jun-17	$10,225	$12,085	$10,273
Jul-17	$10,217	$12,333	$10,363
Aug-17	$10,460	$12,371	$10,414
Sep-17	$10,398	$12,626	$10,603
Oct-17	$10,961	$12,921	$10,687
Nov-17	$11,170	$13,317	$10,780
Dec-17	$10,986	$13,465	$10,892
Jan-18	$11,447	$14,236	$11,263
Feb-18	$11,529	$13,711	$11,096
Mar-18	$11,243	$13,363	$11,020
Apr-18	$11,625	$13,414	$10,959
May-18	$11,807	$13,737	$10,991
Jun-18	$11,861	$13,822	$10,918
Jul-18	$11,594	$14,336	$10,997
Aug-18	$12,269	$14,803	$10,972
Sep-18	$12,418	$14,887	$10,794
Oct-18	$11,940	$13,870	$10,367
Nov-18	$11,795	$14,153	$10,302
Dec-18	$11,525	$12,875	$9,866
Jan-19	$11,193	$13,906	$10,253
Feb-19	$11,540	$14,353	$10,372
Mar-19	$11,665	$14,632	$10,454
Apr-19	$11,807	$15,224	$10,524
May-19	$11,890	$14,257	$10,312
Jun-19	$12,048	$15,262	$10,456
Jul-19	$12,207	$15,481	$10,567
Aug-19	$12,684	$15,236	$10,549
Sep-19	$12,132	$15,521	$10,642
Oct-19	$12,024	$15,857	$10,697
Nov-19	$12,122	$16,433	$10,792
Dec-19	$12,116	$16,928	$10,923
Jan-20	$12,014	$16,922	$10,887
Feb-20	$11,264	$15,529	$10,470
Mar-20	$11,033	$13,611	$9,467
Apr-20	$11,352	$15,356	$9,892
May-20	$11,212	$16,087	$10,013
Jun-20	$10,996	$16,407	$10,235
Jul-20	$11,332	$17,332	$10,319
Aug-20	$11,481	$18,578	$10,599
Sep-20	$11,362	$17,872	$10,601
Oct-20	$11,300	$17,397	$10,543
Nov-20	$12,090	$19,301	$11,028
Dec-20	$12,066	$20,043	$11,425
Jan-21	$11,737	$19,841	$11,306
Feb-21	$12,461	$20,388	$11,627
Mar-21	$13,088	$21,281	$11,728
Apr-21	$13,422	$22,416	$12,079
May-21	$14,192	$22,573	$12,181
Jun-21	$13,806	$23,100	$12,323
Jul-21	$14,648	$23,649	$12,380
Aug-21	$14,715	$24,368	$12,546
Sep-21	$14,509	$23,234	$12,481
Oct-21	$14,792	$24,862	$12,751
Nov-21	$15,413	$24,690	$12,598
Dec-21	$16,293	$25,797	$12,812
Jan-22	$16,302	$24,462	$12,541
Feb-22	$16,832	$23,729	$12,584
Mar-22	$17,692	$24,610	$12,774
Apr-22	$18,008	$22,464	$12,552
May-22	$18,711	$22,505	$12,458
Jun-22	$16,949	$20,648	$12,208
Jul-22	$17,109	$22,552	$12,354
Aug-22	$16,331	$21,632	$12,447
Sep-22	$15,746	$19,640	$12,198
Oct-22	$16,912	$21,230	$12,324
Nov-22	$17,282	$22,416	$12,413
Dec-22	$17,153	$21,125	$12,404
Jan-23	$15,714	$22,452	$12,598
Feb-23	$14,873	$21,904	$12,521
Mar-23	$14,665	$22,708	$12,503
Apr-23	$14,697	$23,063	$12,579
May-23	$13,709	$23,163	$12,612
Jun-23	$13,694	$24,693	$12,771
Jul-23	$13,422	$25,487	$12,862
Aug-23	$13,066	$25,081	$12,897
Sep-23	$13,213	$23,885	$12,798
Oct-23	$13,172	$23,383	$12,680
Nov-23	$13,846	$25,518	$13,051
Dec-23	$13,474	$26,678	$13,260
Jan-24	$13,997	$27,126	$13,347
Feb-24	$14,868	$28,574	$13,528
Mar-24	$14,958	$29,494	$13,711
Apr-24	$14,509	$28,289	$13,601
May-24	$15,188	$29,692	$13,771
Jun-24	$15,660	$30,757	$13,937
Jul-24	$14,952	$31,132	$14,035
Aug-24	$15,351	$31,887	$14,144
Sep-24	$15,261	$32,568	$14,251
Oct-24	$15,699	$32,272	$14,161
Nov-24	$16,351	$34,167	$14,349
Dec-24	$15,373	$33,352	$14,298
Jan-25	$16,025	$34,281	$14,599
Feb-25	$15,997	$33,834	$14,522
Mar-25	$16,177	$31,928	$14,329
Apr-25	$16,233	$31,711	$14,328
May-25	$16,239	$33,707	$14,706
Jun-25	$15,823	$35,421	$14,916
Jul-25	$15,564	$36,216	$15,033
Aug-25	$15,379	$36,950	$15,258
Sep-25	$15,829	$38,299	$15,480
Oct-25	$16,126	$39,196	$15,586

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Harbor Long-Short Equity ETF (Based on Net Asset Value)	2.72%	7.37%	4.89%
S&P 500 Index	21.45%	17.64%	14.64%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%

The Fund was reorganized and commenced operations on December 4, 2023. The performance shown for the periods prior to December 4, 2023 is that of another investment vehicle, the Disciplined Alpha Onshore Fund LP, a Delaware limited partnership (the “Predecessor Fund”), and reflects all fees and expenses, including a performance fee, incurred by the Predecessor Fund. Prior to December 4, 2023, Disciplined Alpha served as the general partner and investment manager to the Predecessor Fund, which commenced operations on January 1, 2015, and implemented its investment strategy indirectly through its investment in a master fund, which had the same general partner, investment manager, investment policies, objectives, guidelines and restrictions as the Predecessor Fund. Regardless of whether the Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Disciplined Alpha managed the Predecessor Fund assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. However, the Predecessor Fund was not a registered fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Please refer to the Fund’s prospectus for further details.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$20,089
Number of Investments (includes derivatives)	160
Total Net Advisory Fees Paid (in thousands)	$241
Portfolio Turnover Rate	308%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Health Care	23.1%
Information Technology	17.9%
Consumer Discretionary	14.2%
Communication Services	10.1%
Materials	8.0%
Utilities	6.4%
Energy	6.0%
Financials	5.3%
Industrials	5.1%
Consumer Staples	3.9%

Sector Allocation (% of Investments Sold Short)

Energy	25.2%
Consumer Discretionary	18.8%
Health Care	16.4%
Information Technology	14.2%
Industrials	9.3%
Materials	5.9%
Communication Services	5.0%
Utilities	3.0%
Consumer Staples	2.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Long-Term Growers ETF

Ticker: WINN

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Term Growers ETF	$64	0.57%

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 26.10% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials and Consumer Staples sectors were strong contributors to relative performance. Within the Industrials sector, GE Aerospace, Boeing Co., and Uber Technologies, Inc. were among the top performers, while gains in the Consumer Staples sector were led by Walmart, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, a smaller position in Tesla, Inc. and weakness in Nike, Inc. detracted from results. The Communication Services sector was also held back by Trade Desk, Inc., which lost value during the period.

Change in a $10,000 Investment

For the period 02/02/2022 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 1000® Growth Index
Jan-22	$10,000	$10,000	$10,000
Feb-22	$9,488	$9,544	$9,438
Mar-22	$9,840	$9,899	$9,807
Apr-22	$8,416	$9,036	$8,623
May-22	$7,961	$9,052	$8,422
Jun-22	$7,324	$8,305	$7,755
Jul-22	$8,302	$9,071	$8,686
Aug-22	$7,893	$8,701	$8,281
Sep-22	$7,174	$7,899	$7,476
Oct-22	$7,478	$8,539	$7,913
Nov-22	$7,733	$9,016	$8,274
Dec-22	$7,028	$8,497	$7,640
Jan-23	$7,779	$9,031	$8,277
Feb-23	$7,743	$8,810	$8,179
Mar-23	$8,344	$9,134	$8,738
Apr-23	$8,447	$9,276	$8,824
May-23	$8,965	$9,317	$9,226
Jun-23	$9,592	$9,932	$9,857
Jul-23	$9,892	$10,251	$10,189
Aug-23	$9,778	$10,088	$10,098
Sep-23	$9,245	$9,607	$9,549
Oct-23	$9,110	$9,405	$9,413
Nov-23	$10,255	$10,264	$10,439
Dec-23	$10,712	$10,730	$10,901
Jan-24	$11,152	$10,911	$11,173
Feb-24	$12,080	$11,493	$11,935
Mar-24	$12,142	$11,863	$12,145
Apr-24	$11,557	$11,378	$11,630
May-24	$12,272	$11,943	$12,327
Jun-24	$13,091	$12,371	$13,158
Jul-24	$12,697	$12,522	$12,934
Aug-24	$13,023	$12,826	$13,203
Sep-24	$13,277	$13,099	$13,577
Oct-24	$13,262	$12,981	$13,532
Nov-24	$14,039	$13,743	$14,410
Dec-24	$14,070	$13,415	$14,537
Jan-25	$14,485	$13,789	$14,825
Feb-25	$13,987	$13,609	$14,292
Mar-25	$12,650	$12,842	$13,088
Apr-25	$13,039	$12,755	$13,320
May-25	$14,179	$13,558	$14,499
Jun-25	$15,096	$14,247	$15,423
Jul-25	$15,464	$14,567	$16,005
Aug-25	$15,604	$14,862	$16,184
Sep-25	$16,138	$15,405	$17,044
Oct-25	$16,723	$15,765	$17,663

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 02/02/2022
Harbor Long-Term Growers ETF (Based on Net Asset Value)	26.10%	14.72%
S&P 500 Index	21.45%	12.92%
Russell 1000® Growth Index	30.52%	16.40%

The “Life of Fund” return as shown reflects the period 02/02/2022 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,101,315
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$4,666
Portfolio Turnover Rate	52%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Information Technology	50.5%
Communication Services	14.6%
Consumer Discretionary	13.6%
Health Care	7.2%
Financials	5.1%
Industrials	4.8%
Consumer Staples	2.4%
Utilities	1.1%
Real Estate	0.4%
Energy	0.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Mid Cap Core ETF

Ticker: EPMB

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Mid Cap Core ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Mid Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 12.52% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell Midcap® Index returned 14.46% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples, Consumer Discretionary, and Industrials sectors.

• Positions in Woodward, Inc. and D.R. Horton Inc. Woodward, Inc.'s performance was supported by strength in its Aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. D.R. Horton, Inc. delivered stronger home deliveries, better-than expected gross margins, and disciplined expense management.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Change in a $10,000 Investment

For the period 05/01/2025 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell Midcap® Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,404	$10,563	$10,564
Jun-25	$10,787	$11,100	$10,958
Jul-25	$10,934	$11,349	$11,161
Aug-25	$11,292	$11,579	$11,440
Sep-25	$11,323	$12,002	$11,542
Oct-25	$11,252	$12,283	$11,446

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 05/01/2025
Harbor Mid Cap Core ETF (Based on Net Asset Value)	12.52%
S&P 500 Index	22.83%
Russell Midcap® Index	14.46%

The “Life of Fund” return as shown reflects the period 05/01/2025 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,900
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	7%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	27.9%
Financials	17.0%
Information Technology	14.5%
Health Care	12.7%
Consumer Discretionary	8.8%
Real Estate	6.4%
Materials	6.2%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Mid Cap Value ETF

Ticker: EPMV

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Mid Cap Value ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Mid Cap Value ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 11.52% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell Midcap® Value Index returned 13.58% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples and Industrials sectors.

• Positions in D.R. Horton, Inc. and Huntington Ingalls Industries, Inc. D.R. Horton, Inc.’s performance was supported by stronger home deliveries, better-than-expected gross margins, and disciplined expense management. Additionally, sales trends improved relative to normal seasonality, aided by targeted incentives. Huntington Ingalls Industries, Inc.'s performance was supported by effective cost control leading to expanded operating margins.

Top detractors from relative performance included:

• Underexposure to high-performing sectors like Industrials and Communication Services.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Change in a $10,000 Investment

For the period 05/01/2025 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell Midcap® Value Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,492	$10,563	$10,439
Jun-25	$10,944	$11,100	$10,806
Jul-25	$11,168	$11,349	$10,999
Aug-25	$11,523	$11,579	$11,329
Sep-25	$11,411	$12,002	$11,473
Oct-25	$11,152	$12,283	$11,358

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 05/01/2025
Harbor Mid Cap Value ETF (Based on Net Asset Value)	11.52%
S&P 500 Index	22.83%
Russell Midcap® Value Index	13.58%

The “Life of Fund” return as shown reflects the period 05/01/2025 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,844
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	5%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Financials	22.5%
Industrials	20.2%
Information Technology	13.9%
Consumer Discretionary	13.0%
Real Estate	8.0%
Materials	7.0%
Health Care	6.7%
Energy	4.1%
Utilities	3.3%
Consumer Staples	1.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Multi-Asset Explorer ETF (Consolidated)

Ticker: MAPP

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Multi-Asset Explorer ETF (Consolidated)	$76	0.70%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 17.55% for the year ended October 31, 2025, while the ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index returned 4.43% during the same period.

Top contributors to absolute performance included:

• Positions in the iShares Core S&P 500 ETF, iShares MSCI Emerging Markets ETF, Goldman Sachs Physical Gold ETF, and Vanguard FTSE Europe ETF.

Top detractors from absolute performance included:

• Positions in the SPDR Gold Shares as it was held for only a short period, iShares 20+ Year Treasury Bond ETF, Invesco QQQ Trust, and iShares J.P. Morgan EM Local Currency Bond ETF.

Change in a $10,000 Investment

For the period 09/13/2023 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Aug-23	$10,000	$10,000	$10,000
Sep-23	$9,705	$9,605	$10,026
Oct-23	$9,530	$9,403	$10,071
Nov-23	$10,125	$10,262	$10,116
Dec-23	$10,465	$10,728	$10,163
Jan-24	$10,511	$10,909	$10,208
Feb-24	$10,815	$11,491	$10,251
Mar-24	$11,175	$11,861	$10,297
Apr-24	$10,871	$11,376	$10,342
May-24	$11,283	$11,940	$10,392
Jun-24	$11,411	$12,369	$10,435
Jul-24	$11,627	$12,519	$10,482
Aug-24	$11,879	$12,823	$10,533
Sep-24	$12,105	$13,097	$10,577
Oct-24	$11,925	$12,978	$10,619
Nov-24	$12,306	$13,740	$10,660
Dec-24	$11,964	$13,413	$10,703
Jan-25	$12,349	$13,786	$10,742
Feb-25	$12,428	$13,606	$10,777
Mar-25	$12,112	$12,840	$10,814
Apr-25	$12,117	$12,752	$10,852
May-25	$12,491	$13,555	$10,892
Jun-25	$12,939	$14,244	$10,929
Jul-25	$12,970	$14,564	$10,969
Aug-25	$13,323	$14,859	$11,011
Sep-25	$13,808	$15,402	$11,049
Oct-25	$14,018	$15,762	$11,089

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/13/2023
Harbor Multi-Asset Explorer ETF (Consolidated) (Based on Net Asset Value)	17.55%	17.15%
S&P 500 Index	21.45%	23.76%
ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index	4.43%	4.96%

The “Life of Fund” return as shown reflects the period 09/13/2023 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$7,987
Number of Investments	17
Total Net Advisory Fees Paid (in thousands)	$38
Portfolio Turnover Rate	155%

Fund Investments as of October 31, 2025

Investment Allocation (% of Investments)

Value	Value
Equity Funds	72.1%
Fixed Income Funds	21.5%
Commodity Funds	6.4%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective January 28, 2025, the Fund may invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary, Harbor Cayman Multi-Asset Ltd, in order to facilitate the Fund’s exposure to commodities.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Osmosis Emerging Markets Resource Efficient ETF

Ticker: EFFE

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of December 18, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis Emerging Markets Resource Efficient ETF	$67	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: Osmosis Investment Management US LLC

Performance Summary

The Fund returned 21.95% since inception on December 18, 2024 through the period ended October 31, 2025, while the MSCI Emerging Markets (ND) Index returned 30.55% during the same period.

Top contributors to relative performance included:

• Security selection within the Industrials and Communications Services sectors.

• Positions in Sungrow Power Supply Co Ltd., Tim S.A., Tencent Music Entertainment Group, Global Unichip Corp and Xiaomi Corp.

• An overweight position in Sungrow Power Supply Co. drove performance due to Chinese government's plans to collaborate with Shanghai Cooperation Organization members to boost renewable energy capacity. The policy support drove strong gains across the Industrials sector.

• An overweight position in Tim S.A. also added to performance, with strong results and growth over the year driving the share price. Brazil, which is a large market for the company, saw strong growth and rollout of 5G telecommunication capabilities.

Top detractors from relative performance included:

• Security selection within the Information Technology sector.

• Positions in SK Hynix Inc., Samsung Electronics Co. Ltd., Alibaba Group Holding Ltd, Tencent Holdings Ltd., and Taiwan Semiconductor Manufacturing Co. Ltd.

• An underweight position in Taiwan Semiconductor Manufacturing Co. detracted from relative performance, as the stock rallied sharply on renewed optimism surrounding artificial intelligence (“AI”) demand and robust projections for semiconductor growth in the near term.

• An underweight position in Alibaba Group Holding Ltd. also weighed on returns, with the company’s strong performance driven by accelerating growth in its cloud and AI segments. Broader strength across Chinese technology equities further supported the rally in Alibaba Group Holding Ltd shares.

Change in a $10,000 Investment

For the period 12/18/2024 through 10/31/2025

	ETF (based on Net Asset Value)	MSCI Emerging Markets (ND) Index
Nov-24	$10,000	$10,000
Dec-24	$9,910	$9,826
Jan-25	$10,070	$10,001
Feb-25	$10,205	$10,050
Mar-25	$10,265	$10,113
Apr-25	$10,357	$10,246
May-25	$10,730	$10,683
Jun-25	$11,295	$11,326
Jul-25	$11,410	$11,546
Aug-25	$11,605	$11,695
Sep-25	$11,935	$12,531
Oct-25	$12,195	$13,055

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 12/18/2024
Harbor Osmosis Emerging Markets Resource Efficient ETF (Based on Net Asset Value)	21.95%
MSCI Emerging Markets (ND) Index	30.55%

The “Life of Fund” return as shown reflects the period 12/18/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$126,207
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$579
Portfolio Turnover Rate	123%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

South America
0.8%
North America
1.9%
Europe
2.3%
Africa
3.4%
Latin America
3.9%
Middle East/Central Asia
6.2%
South Asia
16.2%
Pacific Basin
65.3%

Value	Value
Pacific Basin	65.3%
South Asia	16.2%
Middle East/Central Asia	6.2%
Latin America	3.9%
Africa	3.4%
Europe	2.3%
North America	1.9%
South America	0.8%

Country Breakdown (% of Investments)

China	28.4%
Taiwan	20.8%
India	16.2%
South Korea	12.5%
Brazil	3.9%
Saudi Arabia	3.3%
South Africa	3.3%
Mexico	1.8%
United Arab Emirates	1.4%
Malaysia	1.2%
Others	7.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Osmosis International Resource Efficient ETF

Ticker: EFFI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of December 11, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis International Resource Efficient ETF	$55	0.55%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: Osmosis Investment Management US LLC

Performance Summary

The Fund returned 23.33% since inception on December 11, 2024 through the period ended October 31, 2025, while the MSCI World Ex. US (ND) Index (the "Index") returned 22.44% during the same period.

Top contributors to relative performance included:

• Security selection within the Industrials and Communication Services sectors.

• Positions in Brambles Limited, BlueScope Steel Limited, Medibank Private Limited, CSL Limited, Suncorp Group Limited. Brambles Limited’s share price rose due to improved margins and strong cash flow outlook, and BlueScope Steel Limited’s share price rose due to a favorable outlook for the Australian steel market.

Top detractors from relative performance included:

• Security selection within the Information Technology and Materials sectors.

• Positions in Glencore PLC, Advantest Corp., Orsted AS, HSBC Holdings PLC, and ASML Holding NV. Glencore PLC fell short of expectations with respect to its 2024 earnings, with a 16% drop in earnings compared to the prior year, and this trend continued into 2025. A slight underweight position in Advantest Corp. compared to the Index as the security had experienced a significant year to date increase in price and a positive performance due to growing demand for its semiconductor-tester equipment, resulting in higher sales and margins.

Change in a $10,000 Investment

For the period 12/11/2024 through 10/31/2025

	ETF (based on Net Asset Value)	MSCI World Ex. US (ND) Index
Nov-24	$10,000	$10,000
Dec-24	$9,669	$9,664
Jan-25	$10,061	$10,145
Feb-25	$10,341	$10,323
Mar-25	$10,188	$10,264
Apr-25	$10,830	$10,731
May-25	$11,289	$11,236
Jun-25	$11,696	$11,500
Jul-25	$11,482	$11,361
Aug-25	$12,129	$11,861
Sep-25	$12,043	$12,113
Oct-25	$12,333	$12,244

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 12/11/2024
Harbor Osmosis International Resource Efficient ETF (Based on Net Asset Value)	23.33%
MSCI World Ex. US (ND) Index	22.44%

The “Life of Fund” return as shown reflects the period 12/11/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$134,375
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$557
Portfolio Turnover Rate	52%

Fund Investments as of October 31, 2025

Region Breakdown (% of Investments)

Middle East/Central Asia
1.9%
North America
14.1%
Pacific Basin
31.6%
Europe
52.4%

Value	Value
Europe	52.4%
Pacific Basin	31.6%
North America	14.1%
Middle East/Central Asia	1.9%

Country Breakdown (% of Investments)

Japan	21.2%
Canada	12.9%
United Kingdom	12.1%
France	8.6%
Germany	7.7%
Australia	6.8%
Switzerland	5.9%
Sweden	4.2%
Italy	3.8%
Ireland	3.2%
Others	13.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor PanAgora Dynamic Large Cap Core ETF

Ticker: INFO

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor PanAgora Dynamic Large Cap Core ETF	$39	0.35%

Management's Discussion of Fund Performance

Subadvisor: PanAgora Asset Management, Inc.

Performance Summary

The Fund returned 23.40% for the year ended October 31, 2025, while the S&P 500 Index returned 21.45% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Health Care sectors.

• In the Health Care sector, an underweight position in UnitedHealth Group Inc, an insurance company, as its share price declined largely due to rising medical costs, weaker profit guidance, U.S. Department of Justice investigations into Medicare practices, leadership changes, and overall sector pressure.

• In the Consumer Discretionary sector, an underweight position in Home Depot Inc., a home improvement retailer, as the company saw its stock decline over the past year due to higher interest and mortgage rates reducing renovation demand, weaker same-store sales, and cautious consumer spending. Slower earnings growth also pressured investor sentiment in the Consumer Discretionary sector amid a challenging housing and retail environment.

Top detractors from relative performance included:

• Underexposure to high-performing names in the Information Technology sector.

• Underweight position in Palantir Technologies Inc (“Palantir”), a software company specializing in large-scale data analytics and artificial intelligence (“AI”) platforms. Palantir’s share price rose significantly as the company capitalized on surging global demand for AI-driven solutions. Strong revenue growth, expanding commercial contracts beyond its traditional government clients, and multiple high-profile deals reinforced investor confidence.

Change in a $10,000 Investment

For the period 10/09/2024 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index
Sep-24	$10,000	$10,000
Oct-24	$9,846	$9,855
Nov-24	$10,432	$10,434
Dec-24	$10,220	$10,185
Jan-25	$10,518	$10,469
Feb-25	$10,305	$10,332
Mar-25	$9,658	$9,750
Apr-25	$9,673	$9,684
May-25	$10,384	$10,293
Jun-25	$10,901	$10,817
Jul-25	$11,160	$11,060
Aug-25	$11,423	$11,284
Sep-25	$11,856	$11,696
Oct-25	$12,150	$11,970

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 10/09/2024
Harbor PanAgora Dynamic Large Cap Core ETF (Based on Net Asset Value)	23.40%	20.10%
S&P 500 Index	21.45%	18.43%

The “Life of Fund” return as shown reflects the period 10/09/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$623,670
Number of Investments	117
Total Net Advisory Fees Paid (in thousands)	$680
Portfolio Turnover Rate	53%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Information Technology	36.5%
Financials	14.1%
Communication Services	9.6%
Consumer Discretionary	9.4%
Industrials	8.5%
Health Care	8.4%
Consumer Staples	4.6%
Utilities	3.3%
Materials	2.7%
Energy	2.1%
Real Estate	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Scientific Alpha High-Yield ETF

Ticker: SIHY

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha High-Yield ETF	$50	0.48%

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 8.01% for the year ended October 31, 2025, while the ICE BofA U.S. High Yield Index returned 8.03% during the same period.

Top contributors to relative performance included:

• Security selection within the Communications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors.

Top detractors from relative performance included:

• Security selection within the Energy sector.

• Sector positioning driven by an overweight exposure to Energy and underweight exposure to the Communications sector.

Change in a $10,000 Investment

For the period 09/14/2021 through 10/31/2025

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
Aug-21	$10,000	$10,000	$10,000
Sep-21	$9,946	$9,879	$9,958
Oct-21	$9,928	$9,876	$9,940
Nov-21	$9,811	$9,905	$9,838
Dec-21	$10,002	$9,880	$10,023
Jan-22	$9,738	$9,667	$9,748
Feb-22	$9,654	$9,559	$9,660
Mar-22	$9,600	$9,293	$9,571
Apr-22	$9,330	$8,941	$9,223
May-22	$9,373	$8,998	$9,246
Jun-22	$8,786	$8,857	$8,616
Jul-22	$9,251	$9,074	$9,135
Aug-22	$9,075	$8,817	$8,916
Sep-22	$8,748	$8,436	$8,558
Oct-22	$8,985	$8,327	$8,801
Nov-22	$9,179	$8,633	$8,966
Dec-22	$9,213	$8,594	$8,899
Jan-23	$9,532	$8,859	$9,247
Feb-23	$9,459	$8,630	$9,127
Mar-23	$9,522	$8,849	$9,230
Apr-23	$9,659	$8,903	$9,319
May-23	$9,512	$8,806	$9,230
Jun-23	$9,631	$8,774	$9,381
Jul-23	$9,797	$8,768	$9,514
Aug-23	$9,838	$8,712	$9,541
Sep-23	$9,713	$8,491	$9,430
Oct-23	$9,621	$8,357	$9,314
Nov-23	$10,077	$8,735	$9,737
Dec-23	$10,474	$9,070	$10,096
Jan-24	$10,494	$9,045	$10,098
Feb-24	$10,472	$8,917	$10,128
Mar-24	$10,619	$8,999	$10,249
Apr-24	$10,513	$8,772	$10,146
May-24	$10,670	$8,921	$10,261
Jun-24	$10,781	$9,005	$10,360
Jul-24	$10,991	$9,215	$10,564
Aug-24	$11,159	$9,348	$10,732
Sep-24	$11,312	$9,473	$10,907
Oct-24	$11,240	$9,238	$10,847
Nov-24	$11,408	$9,336	$10,971
Dec-24	$11,366	$9,183	$10,924
Jan-25	$11,504	$9,232	$11,075
Feb-25	$11,582	$9,435	$11,147
Mar-25	$11,430	$9,438	$11,027
Apr-25	$11,390	$9,475	$11,028
May-25	$11,561	$9,408	$11,213
Jun-25	$11,796	$9,552	$11,421
Jul-25	$11,835	$9,527	$11,467
Aug-25	$11,991	$9,641	$11,607
Sep-25	$12,114	$9,746	$11,695
Oct-25	$12,140	$9,807	$11,718

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/14/2021
Harbor Scientific Alpha High-Yield ETF (Based on Net Asset Value)	8.01%	4.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.47%
ICE BofA U.S. High Yield Index	8.03%	3.91%

The “Life of Fund” return as shown reflects the period 09/14/2021 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$163,063
Number of Investments	302
Total Net Advisory Fees Paid (in thousands)	$787
Portfolio Turnover Rate	48%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	27.0%
Industrials	15.5%
Energy	13.9%
Financials	8.5%
Communication Services	7.8%
Consumer Staples	7.4%
Information Technology	7.3%
Materials	6.5%
Utilities	3.5%
Health Care	1.9%
Real Estate	0.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Scientific Alpha Income ETF

Ticker: SIFI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha Income ETF	$52	0.50%

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 7.84% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index returned 6.16% during the same period.

Top contributors to absolute performance included:

• Positive carry associated with rates and credit positioning.

• A long interest rate position in the U.S. yield curve with a preference for the short end as yields dropped.

• Positioning within the Communications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors.

Top detractors from absolute performance included:

• Positioning within the Energy sector.

Change in a $10,000 Investment

For the period 09/14/2021 through 10/31/2025

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Aug-21	$10,000	$10,000
Sep-21	$9,888	$9,879
Oct-21	$9,820	$9,876
Nov-21	$9,759	$9,905
Dec-21	$9,885	$9,880
Jan-22	$9,534	$9,667
Feb-22	$9,398	$9,559
Mar-22	$9,229	$9,293
Apr-22	$8,921	$8,941
May-22	$8,975	$8,998
Jun-22	$8,676	$8,857
Jul-22	$8,954	$9,074
Aug-22	$8,810	$8,817
Sep-22	$8,565	$8,436
Oct-22	$8,639	$8,327
Nov-22	$8,815	$8,633
Dec-22	$8,813	$8,594
Jan-23	$9,043	$8,859
Feb-23	$8,960	$8,630
Mar-23	$9,023	$8,849
Apr-23	$9,121	$8,903
May-23	$9,010	$8,806
Jun-23	$9,005	$8,774
Jul-23	$9,109	$8,768
Aug-23	$9,129	$8,712
Sep-23	$9,039	$8,491
Oct-23	$8,975	$8,357
Nov-23	$9,326	$8,735
Dec-23	$9,651	$9,070
Jan-24	$9,673	$9,045
Feb-24	$9,575	$8,917
Mar-24	$9,667	$8,999
Apr-24	$9,549	$8,772
May-24	$9,669	$8,921
Jun-24	$9,783	$9,005
Jul-24	$9,955	$9,215
Aug-24	$10,102	$9,348
Sep-24	$10,211	$9,473
Oct-24	$10,084	$9,238
Nov-24	$10,194	$9,336
Dec-24	$10,119	$9,183
Jan-25	$10,213	$9,232
Feb-25	$10,353	$9,435
Mar-25	$10,296	$9,438
Apr-25	$10,312	$9,475
May-25	$10,368	$9,408
Jun-25	$10,593	$9,552
Jul-25	$10,569	$9,527
Aug-25	$10,752	$9,641
Sep-25	$10,844	$9,746
Oct-25	$10,875	$9,807

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Fund 09/14/2021
Harbor Scientific Alpha Income ETF (Based on Net Asset Value)	7.84%	2.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.47%

The “Life of Fund” return as shown reflects the period 09/14/2021 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$34,408
Number of Investments (includes derivatives)	192
Total Net Advisory Fees Paid (in thousands)	$169
Portfolio Turnover Rate	59%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	19.2%
Information Technology	16.5%
Industrials	15.6%
Energy	12.7%
Communication Services	10.6%
Consumer Staples	8.7%
Materials	6.6%
Financials	5.7%
Utilities	2.3%
Health Care	2.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor SMID Cap Core ETF

Ticker: EPSB

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor SMID Cap Core ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor SMID Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 12.92% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell 2500® Index returned 21.20% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Real Estate sectors.

• Positions in Woodward Inc. and Papa John's International, Inc. Woodward, Inc.'s performance was supported by strength in its Aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. Papa John's performance was supported by increased pizza order volumes, a growing loyalty base, and better-than-expected positioning in an assumed value-driven market.

Top detractors from relative performance included:

• Underexposure to the Energy sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Change in a $10,000 Investment

For the period 05/01/2025 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2500® Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,515	$10,563	$10,558
Jun-25	$10,858	$11,100	$11,045
Jul-25	$11,029	$11,349	$11,258
Aug-25	$11,413	$11,579	$11,849
Sep-25	$11,473	$12,002	$12,039
Oct-25	$11,292	$12,283	$12,120

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 05/01/2025
Harbor SMID Cap Core ETF (Based on Net Asset Value)	12.92%
S&P 500 Index	22.83%
Russell 2500® Index	21.20%

The “Life of Fund” return as shown reflects the period 05/01/2025 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,358
Number of Investments	56
Total Net Advisory Fees Paid (in thousands)	$14
Portfolio Turnover Rate	6%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	30.6%
Information Technology	16.1%
Financials	15.8%
Health Care	10.1%
Real Estate	7.4%
Materials	7.2%
Consumer Discretionary	6.9%
Utilities	3.4%
Energy	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor SMID Cap Value ETF

Ticker: EPSV

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor SMID Cap Value ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor SMID Cap Value ETF	$48	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 19.63% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell 2500® Value Index returned 18.86% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples and Real Estate sectors.

• Positions in Wolverine World Wide, Inc. and Sanmina Corp. Wolverine World Wide, Inc.’s performance was supported by gross margin expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiencies. Sanmina Corp.’s performance was driven by gross margin expansion from a favorable product mix and operational efficiencies.

Top detractors from relative performance included:

• Underexposure to the Health Care sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Change in a $10,000 Investment

For the period 05/01/2025 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2500® Value Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,621	$10,563	$10,540
Jun-25	$11,125	$11,100	$11,017
Jul-25	$11,403	$11,349	$11,208
Aug-25	$11,988	$11,579	$11,796
Sep-25	$11,968	$12,002	$11,917
Oct-25	$11,963	$12,283	$11,886

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 05/01/2025
Harbor SMID Cap Value ETF (Based on Net Asset Value)	19.63%
S&P 500 Index	22.83%
Russell 2500® Value Index	18.86%

The “Life of Fund” return as shown reflects the period 05/01/2025 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$4,149
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	9%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	20.8%
Information Technology	18.5%
Real Estate	9.8%
Materials	5.8%
Consumer Discretionary	5.2%
Energy	5.2%
Consumer Staples	4.3%
Utilities	4.0%
Health Care	1.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Transformative Technologies ETF

Ticker: TEC

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of April 16, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Transformative Technologies ETF	$47	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 50.92% since inception on April 16, 2025 through the period ended October 31, 2025, while the Nasdaq 100 Total Return Index and the S&P 500 Index returned 42.14% and 30.51%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Semiconductors, Communications Equipment, and IT Services sectors. Within the Semiconductors sector, Taiwan Semiconductor Manufacturing Co. Ltd., Lam Research Corp, and Impinj, Inc. were among the top performers, while Arista Networks, Inc. drove strong results in the Communication Equipment sector.

Top detractors from relative performance included:

• Positions in the Software sector, driven by weak performance in HubSpot, Inc., ServiceNow, Inc., Monday.com Ltd. and Salesforce, Inc.

Change in a $10,000 Investment

For the period 04/16/2025 through 10/31/2025

	ETF (based on Net Asset Value)	S&P 500 Index	Nasdaq 100 Total Return Index
Mar-25	$10,000	$10,000	$10,000
Apr-25	$10,896	$10,559	$10,721
May-25	$12,073	$11,223	$11,700
Jun-25	$12,856	$11,794	$12,442
Jul-25	$13,147	$12,059	$12,742
Aug-25	$13,265	$12,303	$12,860
Sep-25	$14,161	$12,752	$13,563
Oct-25	$15,092	$13,051	$14,214

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	Life of Fund 04/16/2025
Harbor Transformative Technologies ETF (Based on Net Asset Value)	50.92%
S&P 500 Index	30.51%
Nasdaq 100 Total Return Index	42.14%

The “Life of Fund” return as shown reflects the period 04/16/2025 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,899
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	13%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Information Technology	71.2%
Communication Services	11.2%
Consumer Discretionary	8.7%
Health Care	5.4%
Utilities	1.6%
Financials	1.1%
Industrials	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

ITEM 2 – CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, the Registrant’s Code of Ethics was amended to reflect the replacement of the Registrant’s treasurer, effective July 1, 2025. The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-422-1050.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Douglas J. Skinner, a member of the Audit Committee of the Board of Trustees, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting at the University of Chicago Booth School of Business, where his prior positions include Deputy Dean for Faculty, John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner is deemed “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Items 4(a)—4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Ernst & Young (“EY”):

	Fiscal Year Ended October 31, 2025			Fiscal Year Ended October 31, 2024
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees.	$168,934	N/A	N/A	$99,252	N/A	N/A
(b) Audit-Related Fees.	$0	$0	N/A	$0	$0	N/A
(c) Tax Fees.	$81,243[1]	$0	N/A	$69,553[1]	$0	N/A
(d) All Other Fees.	$28,082[2]	N/A	N/A	$9,494[2]	N/A	N/A

1.	Includes fees related to tax compliance, including foreign tax reclaim filings and tax research and equalization.

2.	Includes fees billed in connection with the Registrant’s subscription to the EY PFIC Analyzer, a database used to determine whether foreign equity securities are passive foreign investment companies. Also, for the Registrant’s subscription to the Rapid Security Analyzer, a tool used to determine which foreign equity securities per their respective country has an ASC 740 capital gain exposure.

(e)	(1)	Pre-Approval Policies.

The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit, review and non-audit services (other than certain de minimis non-audit services) provided to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Audit Committee is authorized to delegate one or more members of the Committee the responsibility for considering and, if appropriate, pre-approving audit or permitted non-audit services in an amount sufficient to complete services and to determine if such services would be consistent with maintaining the accountant’s independence. Such member(s) are required to report to the full Audit Committee as to the nature and amount of such services and fees pre-approved at the next scheduled Audit Committee meeting. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Registrant.

(2)       None of the principal accountant’s fees or services rendered to the Registrant or the Advisor were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable

(g)      Aggregate Non-Audit Fees.

Aggregate Non-Audit Fees of the Registrant

Fiscal Year Ended October 31, 2025: $109,325

Fiscal Year Ended October 31, 2024: $79,047

Aggregate Non-Audit Fees of Other Entities Required to be Pre-approved Pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2025: $0

Fiscal Year Ended October 31, 2024: $0

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services to service affiliates was compatible with maintaining the principal accountant’s independence.

(i)       Not applicable

(j)       Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a)       The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the audited annual financial statements, including financial highlights:

Annual Financial Statements and Additional Information
HARBOR ETF TRUST
October 31, 2025

Harbor Active Small Cap ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF

Table of Contents

Harbor ETF Trust
Portfolio of Investments
Harbor Active Small Cap ETF	2
Harbor Alpha Layering ETF (CONSOLIDATED)	4
Harbor AlphaEdge™ Large Cap Value ETF	6
Harbor AlphaEdge™ Next Generation REITs ETF	8
Harbor AlphaEdge™ Small Cap Earners ETF	9
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	18
Harbor Disciplined Bond ETF	19
Harbor Dividend Growth Leaders ETF	25
Harbor Emerging Markets Equity ETF	27
Harbor Emerging Markets Select ETF	29
Harbor Health Care ETF	31
Harbor Human Capital Factor US Large Cap ETF	32
Harbor Human Capital Factor US Small Cap ETF	35
Harbor International Compounders ETF	39
Harbor International Equity ETF	40
Harbor Long-Short Equity ETF	42
Harbor Long-Term Growers ETF	46
Harbor Mid Cap Core ETF	48
Harbor Mid Cap Value ETF	50
Harbor Multi-Asset Explorer ETF (CONSOLIDATED)	52
Harbor Osmosis Emerging Markets Resource Efficient ETF	53
Harbor Osmosis International Resource Efficient ETF	56
Harbor PanAgora Dynamic Large Cap Core ETF	58
Harbor Scientific Alpha High-Yield ETF	61
Harbor Scientific Alpha Income ETF	68
Harbor SMID Cap Core ETF	74
Harbor SMID Cap Value ETF	76
Harbor Transformative Technologies ETF	78
Financial Statements
Statements of Assets and Liabilities	81
Statements of Operations	85
Statements of Changes in Net Assets	89
Financial Highlights	95
Notes to Financial Statements	109
Report of Independent Registered Public Accounting Firm	130

Table of Contents—Continued

Additional Information
Additional Tax Information	133
FORM N-CSR ITEMS 8-11	134
This material is intended for the Funds' shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Byron Place Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—95.2%
Shares		Value
AEROSPACE & DEFENSE—2.1%
15,670	StandardAero, Inc. *	$453
BANKS—6.8%
19,136	Northpointe Bancshares, Inc.	303
14,159	United Bankshares, Inc.	507
5,307	Wintrust Financial Corp.	690
		1,500
BEVERAGES—0.9%
935	Boston Beer Co., Inc. Class A*	194
BUILDING PRODUCTS—7.1%
3,283	Fortune Brands Innovations, Inc.	167
26,422	Hayward Holdings, Inc. *	448
79,834	Janus International Group, Inc. *	766
13,827	Masterbrand, Inc. *	175
		1,556
CAPITAL MARKETS—8.0%
12,615	Artisan Partners Asset Management, Inc. Class A	551
1,358	FactSet Research Systems, Inc.	362
3,309	Moelis & Co. Class A	210
2,945	Morningstar, Inc.	625
		1,748
CONSTRUCTION & ENGINEERING—3.3%
33,678	WillScot Holdings Corp.	732
CONSUMER FINANCE—0.2%
1,117	Figure Technology Solutions, Inc. Class A*	44
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
3,964	Guardian Pharmacy Services, Inc. Class A*	111
5,015	Maplebear, Inc. *	185
		296
CONTAINERS & PACKAGING—1.7%
3,130	AptarGroup, Inc.	363
DISTRIBUTORS—3.3%
2,728	Pool Corp.	729
DIVERSIFIED CONSUMER SERVICES—0.8%
41,964	European Wax Center, Inc. Class A*	164
ENERGY EQUIPMENT & SERVICES—5.0%
60,074	Liberty Energy, Inc.	1,088
FINANCIAL SERVICES—5.9%
52,244	Remitly Global, Inc. *	838
6,446	Shift4 Payments, Inc. Class A*	445
		1,283
GROUND TRANSPORTATION—2.7%
2,862	Landstar System, Inc.	368
11,391	Lyft, Inc. Class A*	233
		601
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
42,717	Treace Medical Concepts, Inc. *	273

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.9%
4,832	U.S. Physical Therapy, Inc.	$417
HEALTH CARE TECHNOLOGY—4.1%
9,096	Doximity, Inc. Class A*	600
8,279	Waystar Holding Corp. *	297
		897
HOTEL & RESORT REITS—3.7%
117,773	RLJ Lodging Trust	801
HOTELS, RESTAURANTS & LEISURE—1.3%
3,141	Monarch Casino & Resort, Inc.	283
INSURANCE—1.1%
2,488	Accelerant Holdings Class A (Cayman Islands)*	29
551	Kinsale Capital Group, Inc.	220
		249
MACHINERY—10.7%
16,563	Douglas Dynamics, Inc.	501
90,480	Hillman Solutions Corp. *	834
3,094	Middleby Corp. *	384
644	RBC Bearings, Inc. *	276
4,790	Toro Co.	358
		2,353
METALS & MINING—3.3%
2,563	Reliance, Inc.	724
OIL, GAS & CONSUMABLE FUELS—1.2%
7,351	Range Resources Corp.	261
PROFESSIONAL SERVICES—8.3%
4,438	Paylocity Holding Corp. *	627
14,035	SS&C Technologies Holdings, Inc.	1,192
		1,819
RETAIL REITS—1.9%
12,129	Phillips Edison & Co., Inc.	410
SOFTWARE—3.4%
51,078	Freshworks, Inc. Class A*	567
2,986	Q2 Holdings, Inc. *	184
		751
SPECIALTY RETAIL—2.9%
10,206	CarMax, Inc. *	428
10,305	Warby Parker, Inc. Class A*	202
		630
TRADING COMPANIES & DISTRIBUTORS—1.0%
4,307	Core & Main, Inc. Class A*	225
TOTAL COMMON STOCKS (Cost $21,488)		20,844
TOTAL INVESTMENTS—95.2% (Cost $21,488)		20,844
CASH AND OTHER ASSETS, LESS LIABILITIES—4.8%		1,058
TOTAL NET ASSETS—100%		$21,902

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Alpha Layering ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—61.2%
Shares		Value
(Cost $2,424)
EQUITY FUNDS—61.2%
3,699	iShares Core S&P 500 ETF	$2,535
TOTAL INVESTMENTS—61.2% (Cost $2,424)		2,535
CASH AND OTHER ASSETS, LESS LIABILITIES—38.8%		1,607
TOTAL NET ASSETS—100%		$4,142

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Swiss Franc Currency Futures	1	12/25	$156	$(3)
COMEX E-Micro Gold Futures	25	12/25	999	67
ICE U.S. MSCI Emerging Markets Index Futures	9	12/25	633	23
Micro E-mini NASDAQ-100 Futures	8	12/25	416	25
Micro E-mini Russell 2000 Futures	35	12/25	436	6
Micro E-mini S&P 500 Futures	4	12/25	137	1
Micro Ultra 10-Year U.S. Treasury Notes Futures	5	11/25	58	—
Micro Ultra U.S. Treasury Bond Futures	7	11/25	85	—
U.S. Treasury Long Bonds	6	12/25	704	3
U.S. Treasury Note Futures 10 Year	12	12/25	1,352	1
U.S. Treasury Note Futures 2 Year	28	12/25	5,831	(6)
U.S. Treasury Note Futures 5 Year	20	12/25	2,184	(1)
Total Long Futures Contracts				$116

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Australian Dollar Currency Futures	10	12/25	$655	$6
CME British Pound Currency Futures	11	12/25	903	21
CME Canadian Dollar Currency Futures	13	12/25	930	5
CME E-Micro /USD Australian Dollar Currency Futures	12	12/25	78	1
CME E-Micro Canadian Dollar Currency Futures	24	12/25	172	2
CME E-Micro /USD Euro Currency Futures	13	12/25	188	3
CME E-Micro /USD British Pound Currency Futures	8	12/25	66	2
CME E-Micro Swiss Franc Currency Futures	10	12/25	156	3
CME Euro Foreign Exchange Currency Futures	5	12/25	722	11
CME Japanese Yen Currency Futures	11	12/25	896	30
Micro Japanese Yen/U.S. Dollar Futures	11	12/25	90	4

⬤

Harbor Alpha Layering ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Micro WTI Crude Oil Futures	67	11/25	$408	$(10)
Total Short Futures Contracts				$78
Total Futures Contracts				$ 194
FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments and Futures Contracts schedule) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—2.3%
340	General Dynamics Corp.	$117
AUTOMOBILE COMPONENTS—2.9%
1,268	Autoliv, Inc. (Sweden)	148
AUTOMOBILES—0.5%
371	General Motors Co.	26
BANKS—10.3%
2,226	Bank of America Corp.	119
1,477	Citigroup, Inc.	150
502	JPMorgan Chase & Co.	156
1,183	Wells Fargo & Co.	103
		528
BIOTECHNOLOGY—4.1%
651	Exelixis, Inc. *	25
1,300	Gilead Sciences, Inc.	156
293	Incyte Corp. *	27
		208
CAPITAL MARKETS—7.9%
1,390	Bank of New York Mellon Corp.	150
3,232	Federated Hermes, Inc.	157
75	Goldman Sachs Group, Inc.	59
526	SEI Investments Co.	42
		408
CHEMICALS—0.5%
318	CF Industries Holdings, Inc.	26
CONSTRUCTION & ENGINEERING—2.6%
198	EMCOR Group, Inc.	134
CONSTRUCTION MATERIALS—0.6%
242	CRH PLC	29
CONSUMER FINANCE—3.4%
72	American Express Co.	26
2,035	Synchrony Financial	151
		177
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.4%
286	BJ’s Wholesale Club Holdings, Inc. *	25
2,333	Kroger Co.	149
		174
CONTAINERS & PACKAGING—0.5%
269	Crown Holdings, Inc.	26
DIVERSIFIED CONSUMER SERVICES—3.0%
9,981	ADT, Inc.	88
2,290	Laureate Education, Inc. *	67
		155
DIVERSIFIED TELECOMMUNICATION SERVICES—2.8%
4,719	AT&T, Inc.	117
639	Verizon Communications, Inc.	25
		142
ELECTRIC UTILITIES—1.0%
228	American Electric Power Co., Inc.	27

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
544	Exelon Corp.	$25
		52
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.6%
2,331	Flex Ltd. *	146
381	Jabil, Inc.	84
640	TE Connectivity PLC (Switzerland)	158
		388
ENTERTAINMENT—2.8%
1,259	Walt Disney Co.	142
FINANCIAL SERVICES—1.8%
3,338	MGIC Investment Corp.	92
FOOD PRODUCTS—2.5%
295	Cal-Maine Foods, Inc.	26
222	Ingredion, Inc.	25
674	Pilgrim’s Pride Corp.	26
1,177	Smithfield Foods, Inc.	26
506	Tyson Foods, Inc. Class A	26
		129
HEALTH CARE PROVIDERS & SERVICES—2.0%
90	Cigna Group	22
337	CVS Health Corp.	26
67	HCA Healthcare, Inc.	31
123	Tenet Healthcare Corp. *	26
		105
INSURANCE—6.8%
138	Allstate Corp.	26
1,931	American International Group, Inc.	153
92	Chubb Ltd.	26
767	Hartford Insurance Group, Inc.	95
123	Progressive Corp.	25
96	Travelers Cos., Inc.	26
		351
INTERACTIVE MEDIA & SERVICES—3.6%
561	Alphabet, Inc. Class A	158
802	Match Group, Inc.	26
		184
IT SERVICES—4.2%
104	Accenture PLC Class A (Ireland)	26
311	Amdocs Ltd.	27
1,855	Cognizant Technology Solutions Corp. Class A	135
905	Kyndryl Holdings, Inc. *	26
		214
MACHINERY—1.0%
245	Mueller Industries, Inc.	26
210	Oshkosh Corp.	26
		52
MEDIA—3.5%
3,056	Comcast Corp. Class A	85
1,045	Fox Corp. Class A	67
1,304	TEGNA, Inc.	26
		178

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—0.7%
461	Newmont Corp.	$37
MULTI-UTILITIES—0.5%
265	Consolidated Edison, Inc.	26
OIL, GAS & CONSUMABLE FUELS—7.2%
969	Chevron Corp.	153
292	ConocoPhillips	26
495	EOG Resources, Inc.	52
1,234	Exxon Mobil Corp.	141
		372
PHARMACEUTICALS—4.7%
631	Bristol-Myers Squibb Co.	29
826	Johnson & Johnson	156
330	Merck & Co., Inc.	28
1,118	Pfizer, Inc.	28
		241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
146	QUALCOMM, Inc.	26
SPECIALTY RETAIL—1.0%
319	Best Buy Co., Inc.	26

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
51	Ulta Beauty, Inc. *	$27
		53
TOBACCO—2.7%
2,438	Altria Group, Inc.	137
WIRELESS TELECOMMUNICATION SERVICES—0.5%
552	Millicom International Cellular SA (Sweden)	26
TOTAL COMMON STOCKS (Cost $4,773)		5,103

MASTER LIMITED PARTNERSHIPS—0.5%

(Cost $26)
OIL, GAS & CONSUMABLE FUELS—0.5%
511	MPLX LP	26
TOTAL INVESTMENTS—99.9% (Cost $4,799)		5,129
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		5
TOTAL NET ASSETS—100%		$5,134

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
HEALTH CARE REITS—23.1%
1,016	American Healthcare REIT, Inc.	$46
3,523	Diversified Healthcare Trust	15
5,399	Healthcare Realty Trust, Inc.	96
2,355	Healthpeak Properties, Inc.	42
962	LTC Properties, Inc.	34
400	Omega Healthcare Investors, Inc.	17
3,771	Sabra Health Care REIT, Inc.	67
1,278	Sila Realty Trust, Inc.	30
129	Universal Health Realty Income Trust	5
525	Ventas, Inc.	39
146	Welltower, Inc.	26
		417
HOTEL & RESORT REITS—14.7%
3,752	Apple Hospitality REIT, Inc.	42
2,837	Chatham Lodging Trust	18
7,560	DiamondRock Hospitality Co.	59
6,665	Host Hotels & Resorts, Inc.	107
1,282	Park Hotels & Resorts, Inc.	13
1,816	Pebblebrook Hotel Trust	19
600	Xenia Hotels & Resorts, Inc.	8
		266
RESIDENTIAL REITS—6.0%
373	Equity LifeStyle Properties, Inc.	23
1,728	Invitation Homes, Inc.	49
288	Sun Communities, Inc.	36
		108

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—55.8%
500	American Tower Corp.	$90
611	Crown Castle, Inc.	55
1,195	CubeSmart	45
32	Digital Realty Trust, Inc.	5
1,979	EPR Properties	97
12	Equinix, Inc.	10
97	Extra Space Storage, Inc.	13
1,251	Farmland Partners, Inc.	13
262	Iron Mountain, Inc.	27
1,085	Lamar Advertising Co. Class A	129
1,947	Outfront Media, Inc.	34
581	PotlatchDeltic Corp.	23
437	Public Storage	122
5,228	Rayonier, Inc.	115
305	SBA Communications Corp.	58
3,769	VICI Properties, Inc.	113
2,559	Weyerhaeuser Co.	59
		1,008
TOTAL COMMON STOCKS (Cost $1,930)		1,799
TOTAL INVESTMENTS—99.6% (Cost $1,930)		1,799
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		7
TOTAL NET ASSETS—100%		$1,806

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—0.4%
88	AAR Corp. *	$7
112	Moog, Inc. Class A	23
44	Park Aerospace Corp.	1
38	VSE Corp.	7
		38
AIR FREIGHT & LOGISTICS—0.2%
210	Forward Air Corp. *	4
372	Hub Group, Inc. Class A	14
		18
AUTOMOBILE COMPONENTS—2.3%
967	Adient PLC *	22
2,160	American Axle & Manufacturing Holdings, Inc. *	13
134	Cooper-Standard Holdings, Inc. *	4
82	Dorman Products, Inc. *	11
254	Fox Factory Holding Corp. *	6
1,733	Garrett Motion, Inc. (Switzerland)	29
3,658	Goodyear Tire & Rubber Co. *	25
1,395	Holley, Inc. *	4
136	LCI Industries	14
108	Modine Manufacturing Co. *	17
297	Motorcar Parts of America, Inc. *	5
168	Patrick Industries, Inc.	18
355	Phinia, Inc.	18
208	Standard Motor Products, Inc.	8
139	Visteon Corp.	15
		209
AUTOMOBILES—0.1%
292	Winnebago Industries, Inc.	11
BANKS—11.7%
241	Amalgamated Financial Corp.	7
413	Ameris Bancorp	30
685	Associated Banc-Corp.	17
445	Atlantic Union Bankshares Corp.	15
120	BancFirst Corp.	13
212	Bancorp, Inc. *	14
49	Bank First Corp.	6
181	Bank of Hawaii Corp.	12
260	Bank of NT Butterfield & Son Ltd. (Bermuda)	12
89	Bank7 Corp.	4
177	Banner Corp.	11
137	BayCom Corp.	4
278	Beacon Financial Corp.	7
288	Byline Bancorp, Inc.	8
840	Cadence Bank	32
153	California BanCorp *	3
116	Camden National Corp.	4
195	Capital Bancorp, Inc.	5
174	Carter Bankshares, Inc. *	3
312	Cathay General Bancorp	14
28	ChoiceOne Financial Services, Inc.	1
66	City Holding Co.	8
215	CNB Financial Corp.	5
61	Coastal Financial Corp. *	7
115	Colony Bankcorp, Inc.	2
188	Community Financial System, Inc.	10
113	Community West Bancshares	2
337	ConnectOne Bancorp, Inc.	8
237	Customers Bancorp, Inc. *	16

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
806	CVB Financial Corp.	$15
279	Dime Community Bancshares, Inc.	7
326	Eagle Bancorp, Inc.	6
260	Eastern Bankshares, Inc.	5
232	Enterprise Financial Services Corp.	12
208	FB Financial Corp.	11
717	First BanCorp (Puerto Rico)	14
193	First Bancorp/Southern Pines NC	9
220	First Bank	3
487	First Busey Corp.	11
652	First Commonwealth Financial Corp.	10
574	First Financial Bancorp	13
279	First Financial Bankshares, Inc.	9
526	First Interstate BancSystem, Inc. Class A	16
322	First Merchants Corp.	11
125	First Western Financial, Inc. *	3
2,678	Flagstar Bank NA	31
832	Fulton Financial Corp.	15
167	FVCBankcorp, Inc.	2
395	Glacier Bancorp, Inc.	16
108	Greene County Bancorp, Inc.	2
421	Hancock Whitney Corp.	24
397	Hanmi Financial Corp.	11
356	HarborOne Bancorp, Inc.	4
300	HBT Financial, Inc.	7
76	Home Bancorp, Inc.	4
733	Home BancShares, Inc.	20
1,138	Hope Bancorp, Inc.	12
183	Independent Bank Corp.	12
321	International Bancshares Corp.	21
123	John Marshall Bancorp, Inc.	2
107	Lakeland Financial Corp.	6
138	LINKBANCORP, Inc.	1
161	Live Oak Bancshares, Inc.	5
169	Metrocity Bankshares, Inc.	4
134	Metropolitan Bank Holding Corp.	9
326	Midland States Bancorp, Inc.	5
194	National Bank Holdings Corp. Class A	7
46	National Bankshares, Inc.	1
221	NBT Bancorp, Inc.	9
63	Nicolet Bankshares, Inc.	7
861	Northwest Bancshares, Inc.	10
50	Norwood Financial Corp.	1
88	Oak Valley Bancorp	2
520	OceanFirst Financial Corp.	10
321	OFG Bancorp (Puerto Rico)	12
1,262	Old National Bancorp	26
82	Orange County Bancorp, Inc.	2
56	Park National Corp.	9
126	Pathward Financial, Inc.	9
175	PCB Bancorp	4
295	Peoples Bancorp, Inc.	8
97	Peoples Financial Services Corp.	4
120	Preferred Bank	11
627	Provident Financial Services, Inc.	12
99	QCR Holdings, Inc.	7
128	RBB Bancorp	2
53	Red River Bancshares, Inc.	4
293	Renasant Corp.	10
266	S&T Bancorp, Inc.	10
325	Seacoast Banking Corp. of Florida	10
167	ServisFirst Bancshares, Inc.	12

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
577	Simmons First National Corp. Class A	$10
94	SmartFinancial, Inc.	3
146	Southside Bancshares, Inc.	4
268	Stellar Bancorp, Inc.	8
103	Stock Yards Bancorp, Inc.	7
160	Texas Capital Bancshares, Inc. *	13
259	Towne Bank	8
290	TriCo Bancshares	13
79	Triumph Financial, Inc. *	4
177	TrustCo Bank Corp.	7
190	UMB Financial Corp.	20
496	United Bankshares, Inc.	18
490	United Community Banks, Inc.	14
139	Unity Bancorp, Inc.	6
211	Univest Financial Corp.	6
3,073	Valley National Bancorp	33
60	Virginia National Bankshares Corp.	2
494	WaFd, Inc.	14
357	WesBanco, Inc.	11
142	Westamerica BanCorp	7
321	WSFS Financial Corp.	17
		1,072
BEVERAGES—0.2%
230	MGP Ingredients, Inc.	5
255	National Beverage Corp. *	9
		14
BIOTECHNOLOGY—0.4%
237	ADMA Biologics, Inc. *	4
232	Alkermes PLC *	7
261	Catalyst Pharmaceuticals, Inc. *	6
294	Dynavax Technologies Corp. *	3
8,037	Ironwood Pharmaceuticals, Inc. *	15
		35
BROADLINE RETAIL—0.4%
1,834	Kohl’s Corp.	30
770	Savers Value Village, Inc. *	7
		37
BUILDING PRODUCTS—1.7%
69	American Woodmark Corp. *	4
114	Apogee Enterprises, Inc.	4
127	AZZ, Inc.	13
24	CSW Industrials, Inc.	6
124	Gibraltar Industries, Inc. *	8
291	Griffon Corp.	21
170	Insteel Industries, Inc.	5
1,771	JELD-WEN Holding, Inc. *	8
711	Masterbrand, Inc. *	9
186	Quanex Building Products Corp.	3
973	Resideo Technologies, Inc. *	42
290	UFP Industries, Inc.	27
172	Zurn Elkay Water Solutions Corp.	8
		158
CAPITAL MARKETS—1.3%
220	Acadian Asset Management, Inc.	11
614	Artisan Partners Asset Management, Inc. Class A	27
136	Cohen & Steers, Inc.	9
110	Donnelley Financial Solutions, Inc. *	5

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
371	Marex Group PLC (United Kingdom)	$11
200	MarketWise, Inc.	3
93	Moelis & Co. Class A	6
884	Open Lending Corp. *	2
35	Piper Sandler Cos.	11
69	PJT Partners, Inc. Class A	11
485	Silvercrest Asset Management Group, Inc. Class A	7
46	Value Line, Inc.	2
71	Virtus Investment Partners, Inc.	11
		116
CHEMICALS—2.0%
285	AdvanSix, Inc.	5
336	Avient Corp.	11
49	Balchem Corp.	8
383	Cabot Corp.	26
1,166	Chemours Co.	16
753	Ecovyst, Inc. *	6
314	HB Fuller Co.	18
315	Ingevity Corp. *	17
87	Innospec, Inc.	6
226	Koppers Holdings, Inc.	6
595	Kronos Worldwide, Inc.	3
875	LSB Industries, Inc. *	7
285	Minerals Technologies, Inc.	16
625	Orion SA (Germany)	3
57	Quaker Chemical Corp.	8
101	Sensient Technologies Corp.	10
84	Stepan Co.	4
2,192	Tronox Holdings PLC	8
386	Valhi, Inc.	5
		183
COMMERCIAL SERVICES & SUPPLIES—1.7%
320	ABM Industries, Inc.	14
2,321	ACCO Brands Corp.	9
483	BrightView Holdings, Inc. *	6
256	Brink’s Co.	28
92	Cimpress PLC (Ireland)*	6
52	CompX International, Inc.	1
481	Deluxe Corp.	9
221	Ennis, Inc.	4
614	Enviri Corp. *	8
681	GEO Group, Inc. *	12
154	HNI Corp.	6
58	Liquidity Services, Inc. *	1
380	MillerKnoll, Inc.	6
332	NL Industries, Inc.	2
348	OPENLANE, Inc. *	9
880	Pitney Bowes, Inc.	9
1,127	Quad/Graphics, Inc.	6
624	Steelcase, Inc. Class A	10
39	UniFirst Corp.	6
1,180	Vestis Corp.	6
		158
COMMUNICATIONS EQUIPMENT—0.6%
65	Aviat Networks, Inc. *	2
2,762	CommScope Holding Co., Inc. *	48
533	Viavi Solutions, Inc. *	9
		59

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—1.3%
148	Arcosa, Inc.	$15
28	Argan, Inc.	8
419	Concrete Pumping Holdings, Inc.	3
54	Dycom Industries, Inc. *	15
218	Fluor Corp. *	11
38	IES Holdings, Inc. *	15
34	MYR Group, Inc. *	7
162	Primoris Services Corp.	23
47	Sterling Infrastructure, Inc. *	18
		115
CONSTRUCTION MATERIALS—0.1%
94	Knife River Corp. *	6
CONSUMER FINANCE—3.6%
558	Bread Financial Holdings, Inc.	35
921	Consumer Portfolio Services, Inc. *	8
304	Encore Capital Group, Inc. *	13
430	LendingClub Corp. *	7
559	Medallion Financial Corp.	5
12,114	Navient Corp.	148
444	Nelnet, Inc. Class A	57
452	OppFi, Inc.	4
646	PRA Group, Inc. *	9
267	PROG Holdings, Inc.	8
573	Regional Management Corp.	23
123	World Acceptance Corp. *	16
		333
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.4%
592	Grocery Outlet Holding Corp. *	8
188	Natural Grocers by Vitamin Cottage, Inc.	6
176	PriceSmart, Inc.	20
		34
CONTAINERS & PACKAGING—0.6%
2,830	Ardagh Metal Packaging SA	10
301	Myers Industries, Inc.	5
2,694	O-I Glass, Inc. *	31
143	TriMas Corp.	5
		51
DISTRIBUTORS—0.1%
226	A-Mark Precious Metals, Inc.	6
224	GigaCloud Technology, Inc. Class A (Hong Kong)*	6
		12
DIVERSIFIED CONSUMER SERVICES—1.5%
97	Adtalem Global Education, Inc. *	9
124	American Public Education, Inc. *	4
167	Carriage Services, Inc.	7
893	Driven Brands Holdings, Inc. *	13
266	European Wax Center, Inc. Class A*	1
296	Frontdoor, Inc. *	20
18	Graham Holdings Co. Class B	18
1,017	Laureate Education, Inc. *	30
1,224	Mister Car Wash, Inc. *	7
126	OneSpaWorld Holdings Ltd. (Bahamas)	3
300	Perdoceo Education Corp.	10
81	Strategic Education, Inc.	6
130	Stride, Inc. *	9
		137

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED REITS—0.6%
316	Alexander & Baldwin, Inc.	$5
261	Alpine Income Property Trust, Inc.	4
427	American Assets Trust, Inc.	8
887	Broadstone Net Lease, Inc.	16
273	CTO Realty Growth, Inc.	5
376	Essential Properties Realty Trust, Inc.	11
96	Gladstone Commercial Corp.	1
1,010	Global Net Lease, Inc.	8
		58
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
76	IDT Corp. Class B	4
3,773	Liberty Latin America Ltd. Class C (Puerto Rico)*	30
12,639	Lumen Technologies, Inc. *	130
		164
ELECTRIC UTILITIES—0.5%
92	MGE Energy, Inc.	8
417	Portland General Electric Co.	19
413	TXNM Energy, Inc.	23
		50
ELECTRICAL EQUIPMENT—1.2%
921	Array Technologies, Inc. *	8
459	Atkore, Inc.	32
238	EnerSys	30
202	LSI Industries, Inc.	5
30	Powell Industries, Inc.	11
47	Power Solutions International, Inc. *	4
41	Preformed Line Products Co.	9
806	Shoals Technologies Group, Inc. Class A*	8
215	Thermon Group Holdings, Inc. *	6
		113
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
70	Advanced Energy Industries, Inc.	14
34	Badger Meter, Inc.	6
208	Belden, Inc.	25
38	Climb Global Solutions, Inc.	4
111	ePlus, Inc.	8
47	Fabrinet (Thailand)*	21
162	Insight Enterprises, Inc. *	16
42	OSI Systems, Inc. *	12
98	PC Connection, Inc.	6
64	Plexus Corp. *	9
341	Richardson Electronics Ltd.	4
66	Rogers Corp. *	6
213	ScanSource, Inc. *	9
1,390	Vishay Intertechnology, Inc.	24
188	Vishay Precision Group, Inc. *	7
		171
ENERGY EQUIPMENT & SERVICES—2.9%
393	Archrock, Inc.	10
822	Atlas Energy Solutions, Inc.	10
5,398	Borr Drilling Ltd. (Mexico)*	17
148	Bristow Group, Inc. *	6
284	Cactus, Inc. Class A	13
432	Expro Group Holdings NV *	6
192	Flowco Holdings, Inc. Class A	3
1,063	Helmerich & Payne, Inc.	28
415	Kodiak Gas Services, Inc.	15

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
1,989	Liberty Energy, Inc.	$36
281	Nabors Industries Ltd. *	14
756	National Energy Services Reunited Corp. *	9
920	Noble Corp. PLC	27
365	Oceaneering International, Inc. *	8
1,758	Patterson-UTI Energy, Inc.	11
1,437	ProFrac Holding Corp. Class A*	8
1,213	ProPetro Holding Corp. *	13
129	Seadrill Ltd. (Norway)*	4
71	Solaris Energy Infrastructure, Inc.	4
1,028	TETRA Technologies, Inc. *	7
122	Tidewater, Inc. *	6
217	Valaris Ltd. *	12
		267
ENTERTAINMENT—0.4%
432	Cinemark Holdings, Inc.	12
5,283	Playtika Holding Corp.	19
247	Starz Entertainment Corp. *	3
175	Vivid Seats, Inc. Class A*	2
		36
FINANCIAL SERVICES—5.5%
892	Acacia Research Corp. *	3
214	Banco Latinoamericano de Comercio Exterior SA (Panama)	9
42	Cass Information Systems, Inc.	2
2,180	Compass Diversified Holdings	14
947	Essent Group Ltd.	57
253	EVERTEC, Inc. (Puerto Rico)	7
220	Federal Agricultural Mortgage Corp. Class C	35
389	HA Sustainable Infrastructure Capital, Inc.	11
1,241	Jackson Financial, Inc. Class A	125
665	Merchants Bancorp	21
856	NMI Holdings, Inc. *	31
569	Onity Group, Inc. *	21
6,110	Pagseguro Digital Ltd. Class A (Brazil)	59
615	Paysafe Ltd. *	7
504	PennyMac Financial Services, Inc.	63
45	Sezzle, Inc. *	3
345	SWK Holdings Corp.	6
761	Velocity Financial, Inc. *	14
133	Walker & Dunlop, Inc.	11
		499
FOOD PRODUCTS—1.0%
2,811	B&G Foods, Inc.	11
350	Cal-Maine Foods, Inc.	31
918	Dole PLC	12
3,475	Hain Celestial Group, Inc. *	4
40	J&J Snack Foods Corp.	3
76	John B Sanfilippo & Son, Inc.	5
84	Marzetti Co.	13
290	Simply Good Foods Co. *	6
534	SunOpta, Inc. (Canada)*	3
145	Utz Brands, Inc.	1
62	Vital Farms, Inc. *	2
		91
GAS UTILITIES—1.1%
66	Chesapeake Utilities Corp.	8
515	New Jersey Resources Corp.	23

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
222	Northwest Natural Holding Co.	$10
307	Southwest Gas Holdings, Inc.	24
378	Spire, Inc.	33
		98
GROUND TRANSPORTATION—0.4%
181	ArcBest Corp.	14
244	Covenant Logistics Group, Inc.	5
232	PAMT Corp. *	2
296	Universal Logistics Holdings, Inc.	5
320	Werner Enterprises, Inc.	8
		34
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
124	Artivion, Inc. *	6
207	Avanos Medical, Inc. *	2
137	CONMED Corp.	6
1,054	Embecta Corp.	14
120	Haemonetics Corp. *	6
56	Integer Holdings Corp. *	4
715	Integra LifeSciences Holdings Corp. *	9
64	iRadimed Corp.	5
225	Lantheus Holdings, Inc. *	13
57	LeMaitre Vascular, Inc.	5
63	Merit Medical Systems, Inc. *	5
742	Neogen Corp. *	4
440	QuidelOrtho Corp. *	12
31	Semler Scientific, Inc. *	1
11	UFP Technologies, Inc. *	2
31	Utah Medical Products, Inc.	2
294	Varex Imaging Corp. *	3
		99
HEALTH CARE PROVIDERS & SERVICES—2.6%
1,250	AdaptHealth Corp. *	11
686	Ardent Health, Inc. *	10
241	Astrana Health, Inc. *	8
1,603	Aveanna Healthcare Holdings, Inc. *	14
485	BrightSpring Health Services, Inc. *	16
13,796	Community Health Systems, Inc. *	54
227	Concentra Group Holdings Parent, Inc.	5
279	Enhabit, Inc. *	2
106	Ensign Group, Inc.	19
42	HealthEquity, Inc. *	4
54	National HealthCare Corp.	6
1,410	Owens & Minor, Inc. *	6
563	PACS Group, Inc. *	7
777	Pediatrix Medical Group, Inc. *	13
173	Pennant Group, Inc. *	4
515	Premier, Inc. Class A	14
84	Progyny, Inc. *	2
1,632	Select Medical Holdings Corp.	23
877	Surgery Partners, Inc. *	19
60	U.S. Physical Therapy, Inc.	5
		242
HEALTH CARE REITS—0.6%
515	CareTrust REIT, Inc.	18
77	Global Medical REIT, Inc.	2
142	National Health Investors, Inc.	11
833	Sabra Health Care REIT, Inc.	15
231	Strawberry Fields REIT, Inc.	3

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE REITS—Continued
61	Universal Health Realty Income Trust	$2
		51
HEALTH CARE TECHNOLOGY—0.2%
185	Claritev Corp. *	12
177	HealthStream, Inc.	4
46	Simulations Plus, Inc. *	1
		17
HOTEL & RESORT REITS—0.9%
1,680	Apple Hospitality REIT, Inc.	19
955	Braemar Hotels & Resorts, Inc.	3
1,151	DiamondRock Hospitality Co.	9
508	Pebblebrook Hotel Trust	5
1,062	RLJ Lodging Trust	7
248	Ryman Hospitality Properties, Inc.	22
818	Sunstone Hotel Investors, Inc.	7
589	Xenia Hotels & Resorts, Inc.	7
		79
HOTELS, RESTAURANTS & LEISURE—2.6%
360	Bally’s Corp. *	7
1,555	Bloomin' Brands, Inc.	11
2,896	Brightstar Lottery PLC	48
98	Brinker International, Inc. *	11
88	Cracker Barrel Old Country Store, Inc.	3
377	Dine Brands Global, Inc.	9
421	El Pollo Loco Holdings, Inc. *	4
135	First Watch Restaurant Group, Inc. *	2
365	Golden Entertainment, Inc.	7
367	Inspired Entertainment, Inc. *	3
567	Jack in the Box, Inc.	9
425	Marriott Vacations Worldwide Corp.	28
79	Monarch Casino & Resort, Inc.	7
38	Nathan’s Famous, Inc.	4
188	Papa John’s International, Inc.	9
417	Portillo’s, Inc. Class A*	2
244	Pursuit Attractions & Hospitality, Inc. *	9
145	RCI Hospitality Holdings, Inc.	4
2,626	Sabre Corp. *	5
503	Six Flags Entertainment Corp. *	12
658	Super Group SGHC Ltd. (Guernsey)	7
1,477	Target Hospitality Corp. *	11
490	United Parks & Resorts, Inc. *	24
382	Xponential Fitness, Inc. Class A*	3
		239
HOUSEHOLD DURABLES—3.6%
387	Beazer Homes USA, Inc. *	9
26	Cavco Industries, Inc. *	14
906	Cricut, Inc. Class A	5
823	Dream Finders Homes, Inc. Class A*	16
483	Green Brick Partners, Inc. *	31
556	Helen of Troy Ltd. *	10
944	KB Home	59
231	La-Z-Boy, Inc.	7
151	Legacy Housing Corp. *	4
1,694	Leggett & Platt, Inc.	16
202	LGI Homes, Inc. *	8
386	M/I Homes, Inc. *	48
1,192	Taylor Morrison Home Corp. *	71

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
1,108	Tri Pointe Homes, Inc. *	$35
		333
HOUSEHOLD PRODUCTS—0.3%
300	Central Garden & Pet Co. *	9
937	Energizer Holdings, Inc.	22
		31
INDUSTRIAL REITS—0.3%
157	Innovative Industrial Properties, Inc.	8
1,200	LXP Industrial Trust	12
205	One Liberty Properties, Inc.	4
128	Terreno Realty Corp.	7
		31
INSURANCE—2.3%
1,150	Ambac Financial Group, Inc. *	9
688	CNO Financial Group, Inc.	28
902	F&G Annuities & Life, Inc.	27
596	Fidelis Insurance Holdings Ltd. (United Kingdom)	11
3,734	Genworth Financial, Inc. *	31
51	Greenlight Capital Re Ltd. Class A*	1
836	Hamilton Insurance Group Ltd. Class B (Bermuda)*	20
64	HCI Group, Inc.	13
146	Heritage Insurance Holdings, Inc. *	3
120	Horace Mann Educators Corp.	5
9	Investors Title Co.	2
365	James River Group Holdings Ltd.	2
123	Kingsway Financial Services, Inc. (Canada)*	2
49	Palomar Holdings, Inc. *	6
264	ProAssurance Corp. *	6
226	Selective Insurance Group, Inc.	17
538	SiriusPoint Ltd. (Sweden)*	10
146	Skyward Specialty Insurance Group, Inc. *	7
99	Stewart Information Services Corp.	7
309	Tiptree, Inc.	5
		212
INTERACTIVE MEDIA & SERVICES—0.6%
1,080	Bumble, Inc. Class A*	6
72	Cargurus, Inc. *	3
452	Cars.com, Inc. *	5
5,090	Getty Images Holdings, Inc. *	10
177	Shutterstock, Inc.	4
453	TripAdvisor, Inc. *	7
133	Yelp, Inc. *	4
307	Ziff Davis, Inc. *	10
870	ZipRecruiter, Inc. Class A*	4
		53
IT SERVICES—0.3%
343	ASGN, Inc. *	15
588	Information Services Group, Inc.	3
1,628	Unisys Corp. *	6
		24
LEISURE PRODUCTS—0.6%
356	Escalade, Inc.	4
198	Malibu Boats, Inc. Class A*	5
452	Marine Products Corp.	4
340	MasterCraft Boat Holdings, Inc. *	7
450	Polaris, Inc.	30

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—Continued
632	Smith & Wesson Brands, Inc.	$6
		56
LIFE SCIENCES TOOLS & SERVICES—0.1%
1,943	Maravai LifeSciences Holdings, Inc. Class A*	6
MACHINERY—3.1%
167	Aebi Schmidt Holding AG (Switzerland)	2
46	Alamo Group, Inc.	8
106	Albany International Corp. Class A	6
178	Atmus Filtration Technologies, Inc.	8
102	Chart Industries, Inc. *	20
450	Columbus McKinnon Corp.	7
184	Douglas Dynamics, Inc.	6
36	Enpro, Inc.	8
52	ESCO Technologies, Inc.	11
79	Federal Signal Corp.	9
126	Franklin Electric Co., Inc.	12
124	Gencor Industries, Inc. *	2
179	Greenbrier Cos., Inc.	8
146	Helios Technologies, Inc.	8
664	Hillenbrand, Inc.	21
452	Hillman Solutions Corp. *	4
65	JBT Marel Corp.	8
23	Kadant, Inc.	6
423	Kennametal, Inc.	9
49	Lindsay Corp.	6
207	Luxfer Holdings PLC (United Kingdom)	3
72	Miller Industries, Inc.	3
305	Mueller Water Products, Inc. Class A	8
48	Omega Flex, Inc.	1
187	REV Group, Inc.	10
56	SPX Technologies, Inc. *	13
74	Tennant Co.	6
898	Titan International, Inc. *	7
847	Trinity Industries, Inc.	23
853	Wabash National Corp.	7
82	Watts Water Technologies, Inc. Class A	22
217	Worthington Enterprises, Inc.	12
		284
MARINE TRANSPORTATION—0.5%
2,862	Costamare, Inc. (Monaco)	35
660	Pangaea Logistics Solutions Ltd.	3
2,526	Safe Bulkers, Inc. (Monaco)	12
		50
MEDIA—2.7%
3,834	Advantage Solutions, Inc. *	5
30,416	Altice USA, Inc. Class A*	68
3,767	AMC Networks, Inc. Class A*	29
177	Cable One, Inc.	26
1,391	Entravision Communications Corp. Class A	3
5,514	EW Scripps Co. Class A*	13
760	Gannett Co., Inc. *	4
6,942	Gray Media, Inc.	32
85	Ibotta, Inc. Class A*	3
8,110	iHeartMedia, Inc. Class A*	24
356	John Wiley & Sons, Inc. Class A	13
149	Scholastic Corp.	4
897	Sinclair, Inc.	12
1,210	Stagwell, Inc. *	6

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
666	Thryv Holdings, Inc. *	$5
		247
METALS & MINING—2.1%
258	Alpha Metallurgical Resources, Inc. *	45
204	Caledonia Mining Corp. PLC (South Africa)	6
150	Century Aluminum Co. *	4
675	Commercial Metals Co.	40
883	Constellium SE *	14
2,316	Ferroglobe PLC	11
30	Kaiser Aluminum Corp.	3
68	Materion Corp.	8
210	Metallus, Inc. *	4
86	Olympic Steel, Inc.	3
162	Ramaco Resources, Inc. Class A*	5
412	Ryerson Holding Corp.	9
816	SunCoke Energy, Inc.	6
416	Warrior Met Coal, Inc.	28
94	Worthington Steel, Inc.	3
		189
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
487	Apollo Commercial Real Estate Finance, Inc.	5
375	Blackstone Mortgage Trust, Inc. Class A	7
215	Chicago Atlantic Real Estate Finance, Inc.	3
22	Chimera Investment Corp.	—
300	Ellington Financial, Inc.	4
347	Franklin BSP Realty Trust, Inc.	3
756	Ladder Capital Corp.	8
88	MFA Financial, Inc.	1
223	Nexpoint Real Estate Finance, Inc.	3
352	PennyMac Mortgage Investment Trust	4
1,310	Ready Capital Corp.	4
299	Two Harbors Investment Corp.	3
		45
MULTI-UTILITIES—0.7%
380	Avista Corp.	14
418	Black Hills Corp.	27
334	Northwestern Energy Group, Inc.	20
		61
OFFICE REITS—0.9%
2,010	Brandywine Realty Trust	7
727	City Office REIT, Inc.	5
460	COPT Defense Properties	13
1,348	Douglas Emmett, Inc.	17
240	Easterly Government Properties, Inc.	5
1,296	Empire State Realty Trust, Inc. Class A	10
1,160	Franklin Street Properties Corp.	1
1,947	Hudson Pacific Properties, Inc. *	5
1,326	Paramount Group, Inc. *	9
1,268	Piedmont Realty Trust, Inc.	10
331	Postal Realty Trust, Inc. Class A	5
		87
OIL, GAS & CONSUMABLE FUELS—9.4%
546	Ardmore Shipping Corp. (Ireland)	7
1,521	Berry Corp.	5
851	California Resources Corp.	40
404	Calumet, Inc. *	8
20	Centrus Energy Corp. Class A*	7

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
1,345	CNX Resources Corp. *	$45
1,354	Comstock Resources, Inc. *	25
392	Core Natural Resources, Inc.	31
3,276	Crescent Energy Co. Class A	28
1,026	CVR Energy, Inc. *	37
631	DHT Holdings, Inc.	8
437	Dorian LPG Ltd.	13
399	Evolution Petroleum Corp.	2
295	Excelerate Energy, Inc. Class A	8
429	FLEX LNG Ltd. (Norway)*	11
219	Golar LNG Ltd. (Cameroon)	9
920	Granite Ridge Resources, Inc.	5
137	Gulfport Energy Corp. *	25
1,888	HighPeak Energy, Inc.	13
272	Kinetik Holdings, Inc.	10
12,775	Kosmos Energy Ltd. (Ghana)*	20
1,274	Magnolia Oil & Gas Corp. Class A	29
2,053	Murphy Oil Corp.	58
9,961	New Fortress Energy, Inc. *	13
1,376	Northern Oil & Gas, Inc.	30
636	Par Pacific Holdings, Inc. *	25
2,834	PBF Energy, Inc. Class A	97
2,622	Peabody Energy Corp.	72
17	PrimeEnergy Resources Corp. *	2
220	REX American Resources Corp. *	7
239	Riley Exploration Permian, Inc.	6
790	Scorpio Tankers, Inc. (Monaco)	49
1,397	SFL Corp. Ltd. (Norway)	10
2,010	SM Energy Co.	42
2,492	Teekay Corp. Ltd. (Bermuda)	24
1,686	VAALCO Energy, Inc.	7
1,509	Vital Energy, Inc. *	24
148	Vitesse Energy, Inc.	3
2,827	W&T Offshore, Inc.	6
		861
PAPER & FOREST PRODUCTS—0.2%
178	Clearwater Paper Corp. *	3
467	Sylvamo Corp.	19
		22
PASSENGER AIRLINES—0.3%
208	Allegiant Travel Co. *	13
96	SkyWest, Inc. *	10
364	Sun Country Airlines Holdings, Inc. *	4
		27
PERSONAL CARE PRODUCTS—0.5%
359	Edgewell Personal Care Co.	7
2,242	Herbalife Ltd. *	18
90	Interparfums, Inc.	8
249	Nature’s Sunshine Products, Inc. *	3
593	Nu Skin Enterprises, Inc. Class A	7
5,771	Olaplex Holdings, Inc. *	6
		49
PHARMACEUTICALS—0.8%
1,688	Amneal Pharmaceuticals, Inc. *	18
276	Amphastar Pharmaceuticals, Inc. *	7
176	Collegium Pharmaceutical, Inc. *	6
252	Indivior PLC (United Kingdom)*	7
419	Innoviva, Inc. *	8

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
183	Pacira BioSciences, Inc. *	$4
204	Phibro Animal Health Corp. Class A	9
223	Prestige Consumer Healthcare, Inc. *	14
625	SIGA Technologies, Inc.	5
		78
PROFESSIONAL SERVICES—1.5%
116	Barrett Business Services, Inc.	5
104	CBIZ, Inc. *	6
18	CRA International, Inc.	3
92	Exponent, Inc.	7
228	First Advantage Corp. *	3
169	Forrester Research, Inc. *	1
106	Heidrick & Struggles International, Inc.	6
167	HireQuest, Inc.	1
52	Huron Consulting Group, Inc. *	9
53	ICF International, Inc.	4
153	Insperity, Inc.	7
135	Kforce, Inc.	3
303	Korn Ferry	20
285	Maximus, Inc.	24
193	Mistras Group, Inc. *	2
147	RCM Technologies, Inc. *	3
312	Resources Connection, Inc.	1
255	TriNet Group, Inc.	15
1,105	TTEC Holdings, Inc. *	4
380	Verra Mobility Corp. *	9
		133
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
1,404	Cushman & Wakefield PLC *	22
482	Forestar Group, Inc. *	13
53	FRP Holdings, Inc. *	1
661	Kennedy-Wilson Holdings, Inc.	5
672	Newmark Group, Inc. Class A	12
493	RE/MAX Holdings, Inc. Class A*	4
131	St. Joe Co.	7
		64
RESIDENTIAL REITS—0.2%
90	BRT Apartments Corp.	1
90	Centerspace	5
420	Clipper Realty, Inc.	2
612	Independence Realty Trust, Inc.	10
		18
RETAIL REITS—1.4%
282	Acadia Realty Trust	5
17	Curbline Properties Corp.	1
190	Getty Realty Corp.	5
183	InvenTrust Properties Corp.	5
1,305	Kite Realty Group Trust	29
1,246	Macerich Co.	21
354	NETSTREIT Corp.	7
740	Phillips Edison & Co., Inc.	25
122	Saul Centers, Inc.	4
476	SITE Centers Corp.	4
316	Tanger, Inc.	10
470	Urban Edge Properties	9
180	Whitestone REIT	2
		127

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
195	Axcelis Technologies, Inc. *	$15
110	FormFactor, Inc. *	6
205	Kulicke & Soffa Industries, Inc. (Singapore)	8
87	NVE Corp.	6
427	Ultra Clean Holdings, Inc. *	12
196	Veeco Instruments, Inc. *	6
		53
SOFTWARE—1.1%
255	A10 Networks, Inc.	5
254	ACI Worldwide, Inc. *	12
713	Adeia, Inc.	12
20	Commvault Systems, Inc. *	3
354	Consensus Cloud Solutions, Inc. *	10
338	eGain Corp. *	5
204	I3 Verticals, Inc. Class A*	6
74	InterDigital, Inc.	27
437	Mitek Systems, Inc. *	4
128	Progress Software Corp. *	5
56	Qualys, Inc. *	7
57	Red Violet, Inc.	3
450	Rimini Street, Inc. *	2
153	Verint Systems, Inc. *	3
		104
SPECIALIZED REITS—0.3%
244	Farmland Partners, Inc.	2
281	Four Corners Property Trust, Inc.	7
673	Outfront Media, Inc.	12
251	PotlatchDeltic Corp.	10
		31
SPECIALTY RETAIL—4.2%
219	Abercrombie & Fitch Co. Class A*	16
528	Academy Sports & Outdoors, Inc.	25
1,258	American Eagle Outfitters, Inc.	21
86	America’s Car-Mart, Inc. *	2
737	Arhaus, Inc. *	7
1,382	Arko Corp.	6
244	Asbury Automotive Group, Inc. *	57
66	Boot Barn Holdings, Inc. *	13
280	Buckle, Inc.	15
92	Build-A-Bear Workshop, Inc.	5
532	Caleres, Inc.	6
1,022	Camping World Holdings, Inc. Class A	13
1,146	Designer Brands, Inc. Class A	4
204	Haverty Furniture Cos., Inc.	4
88	J Jill, Inc.	1
349	MarineMax, Inc. *	9
237	Monro, Inc.	3
522	ODP Corp. *	15
546	OneWater Marine, Inc. Class A*	9
1,794	Petco Health & Wellness Co., Inc. *	6
123	Revolve Group, Inc. *	3
1,438	Sally Beauty Holdings, Inc. *	22
140	Shoe Carnival, Inc.	3
368	Signet Jewelers Ltd.	36
404	Sleep Number Corp. *	2
410	Sonic Automotive, Inc. Class A	26
257	Tile Shop Holdings, Inc. *	2
1,114	Torrid Holdings, Inc. *	1
576	Upbound Group, Inc.	11

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
243	Urban Outfitters, Inc. *	$16
825	Victoria’s Secret & Co. *	29
		388
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
554	CompoSecure, Inc. Class A*	11
125	CPI Card Group, Inc. *	2
205	Diebold Nixdorf, Inc. *	12
358	Immersion Corp.	3
2,162	Xerox Holdings Corp.	7
		35
TEXTILES, APPAREL & LUXURY GOODS—1.4%
1,066	Capri Holdings Ltd. *	22
471	Figs, Inc. Class A*	4
522	G-III Apparel Group Ltd. *	14
4,904	Hanesbrands, Inc. *	32
308	Kontoor Brands, Inc.	25
292	Movado Group, Inc.	5
203	Oxford Industries, Inc.	8
121	Rocky Brands, Inc.	3
373	Steven Madden Ltd.	13
		126
TRADING COMPANIES & DISTRIBUTORS—1.9%
105	BlueLinx Holdings, Inc. *	7
319	Boise Cascade Co.	22
1,322	Custom Truck One Source, Inc. *	8
431	DNOW, Inc. *	6
67	DXP Enterprises, Inc. *	8
128	GATX Corp.	20
171	Global Industrial Co.	5
248	Herc Holdings, Inc.	35
658	Hudson Technologies, Inc. *	6
107	Karat Packaging, Inc.	3
92	McGrath RentCorp	10
469	MRC Global, Inc. *	6
511	Rush Enterprises, Inc. Class A	25
234	Titan Machinery, Inc. *	4
37	Willis Lease Finance Corp.	5
		170
WATER UTILITIES—0.4%
147	American States Water Co.	10
232	California Water Service Group	10
109	Global Water Resources, Inc.	1
185	H2O America	9
244	Pure Cycle Corp. *	3
115	York Water Co.	4
		37
WIRELESS TELECOMMUNICATION SERVICES—0.1%
463	Gogo, Inc. *	4

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
147	Telephone & Data Systems, Inc.	$6
		10
TOTAL COMMON STOCKS (Cost $9,271)		9,146
TOTAL INVESTMENTS—99.9% (Cost $9,271)		9,146
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		6
TOTAL NET ASSETS—100%		$9,152

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Quantix Commodities LP
Principal Amount, Value, and Cost in Thousands

Short-Term Investments—87.3%
Principal Amount		Value
U.S. TREASURY BILLS—87.3%
	U.S. Treasury Bills
$213,745	3.673%—04/09/2026†	$210,289
111,678	3.683%—02/12/2026†	110,510
46,771	3.689%—03/12/2026†	46,145
162,579	3.693%—03/12/2026†	160,403
77,023	3.741%—01/15/2026†	76,435
124,252	3.797%—01/15/2026†	123,304
131,100	3.841%—12/18/2025†	130,467
79,996	3.980%—12/18/2025†	79,610
102,255	4.177%—11/04/2025†	102,244
TOTAL SHORT-TERM INVESTMENTS (Cost $1,039,250)		1,039,407
TOTAL INVESTMENTS—87.3% (Cost $1,039,250)		1,039,407
CASH AND OTHER ASSETS, LESS LIABILITIES—12.7%		151,403
TOTAL NET ASSETS—100%		$1,190,810

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	11/28/2025	Monthly	$613,435	$—	$—	$—
Goldman Sachs International	0.120%	Pay	Quantix Commodity Index	11/28/2025	Monthly	577,087	—	—	—
Total Over-the-Counter Excess Return Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—11.0%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 5.196% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	129
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.350% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
88	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	89
144	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	136
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	141
250	GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2017-1A Cl. A1R3 4.854% (3 Month USD Term SOFR + 0.970%) 04/20/2034[1,2]	250
84	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	85
110	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	111
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 5.861% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	251
236	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	226
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	95
122	QTS Issuer ABS I LLC Series 2025-1A Cl. A2 5.439%—05/25/2055[1]	124
146	Sabey Data Center Issuer LLC Series 2025-2 Cl. A2 5.966%—04/20/2050[1]	151
	SBA Small Business Investment Cos.
115	Series 2023-10A Cl. 1 5.168%—03/10/2033	118
118	Series 2023-10B Cl. 1 5.688%—09/10/2033	122
		240
127	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	127
164	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	166
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	137

Asset-Backed Securities—Continued
Principal Amount		Value
	Tricon Residential Trust
$100	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	$100
148	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	148
		248
	U.S. Small Business Administration
110	Series 2017-20I Cl. 1 2.590%—09/01/2037	103
79	Series 2010-20G Cl. 1 3.800%—07/01/2030	78
113	Series 2024-25E Cl. 1 5.240%—05/01/2049	117
122	Series 2024-25D Cl. 1 5.380%—04/01/2049	126
		424
84	Uniti Fiber Abs Issuer LLC Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	84
25	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	26
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	182
115	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	114
Total Asset-Backed Securities (Cost $3,934)		4,037

Collateralized Mortgage Obligations—12.7%

	Bank
165	Series 2020-BN30 Cl. A4 1.925%—12/15/2053	145
102	Series 2021-BN33 Cl. A3 2.021%—05/15/2064	94
		239
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	133
99	BBCMS Mortgage Trust Series 2022-C15 Cl. A5 3.662%—04/15/2055[2]	92
	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	141
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	149
122	Series 2019-B15 Cl. A5 2.928%—12/15/2072	114
157	Series 2019-B10 Cl. A4 3.717%—03/15/2062	153
126	Series 2025-V14 Cl. A4 5.660%—04/15/2057	132
		689

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$110	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,2]	$110
100	BFLD Trust Series 2025-FPM Cl. A 5.011%—10/10/2040[1,2]	101
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	160
106	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.369%—06/15/2044[1,2]	110
	BX Commercial Mortgage Trust
100	Series 2024-XL5 Cl. A 5.424% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	100
93	Series 2024-XL4 Cl. A 5.474% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	93
		193
125	BX Trust Series 2024-BIO Cl. A 5.674% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
100	CENT Trust Series 2025-CITY Cl. A 4.920%—07/10/2040[1,2]	101
75	Chase Home Lending Mortgage Trust Series 2025-9 Cl. A4A 5.500%—06/25/2056[1,2]	76
	Citigroup Mortgage Loan Trust, Inc.
109	Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	110
112	Series 2025-3 Cl. A11 5.500%—06/25/2055[1,2]	113
		223
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	50
100	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,2]	102
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	154
61	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	62
100	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	102
	JP Morgan Mortgage Trust
174	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	163
172	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	172
100	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	101
90	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	90
179	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	180

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$82	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	$83
35	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	35
		824
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.922% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
100	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.668%—11/05/2038[1,2]	100
	Sequoia Mortgage Trust
126	Series 2025-5 Cl. A5 5.500%—06/25/2055[1,2]	126
143	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	143
66	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	66
89	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	91
58	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	58
		484
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.475% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	100
73	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	72
104	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.350%—07/15/2040[1,2]	107
Total Collateralized Mortgage Obligations (Cost $4,573)		4,641

Corporate Bonds & Notes—30.4%

AEROSPACE & DEFENSE—0.7%
112	Embraer Netherlands Finance BV 5.980%—02/11/2035	120
114	Hexcel Corp. 5.875%—02/26/2035	120
		240
AUTO COMPONENTS—0.4%
171	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	133
AUTOMOBILE COMPONENTS—0.3%
120	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	120
AUTOMOBILES—0.8%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	202
102	General Motors Financial Co., Inc. 5.750%—02/08/2031	107
		309

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—2.5%
$200	Barclays PLC 6.490%—09/13/2029[4]	$211
83	Citigroup, Inc. 4.952%—05/07/2031[4]	85
200	ING Groep NV 6.114%—09/11/2034[4]	216
200	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	210
163	Truist Financial Corp. MTN 7.161%—10/30/2029[4]	176
		898
BEVERAGES—0.6%
200	Diageo Investment Corp. 5.625%—04/15/2035	212
BUILDING PRODUCTS—0.4%
135	Standard Building Solutions, Inc. 6.250%—08/01/2033[1]	138
CAPITAL MARKETS—4.0%
124	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	135
67	Blue Owl Capital Corp. 2.875%—06/11/2028	63
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029	103
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	121
165	6.300%—01/15/2055[4]	164
		285
107	Golub Capital BDC, Inc. 7.050%—12/05/2028	112
101	Golub Capital Private Credit Fund 5.800%—09/12/2029	103
84	Hercules Capital, Inc. 6.000%—06/16/2030	85
140	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	137
60	Main Street Capital Corp. 6.950%—03/01/2029	63
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	44
	Sixth Street Lending Partners
50	5.750%—01/15/2030	51
86	6.500%—03/11/2029	89
		140
200	UBS Group AG 2.746%—02/11/2033[1,4]	179
		1,449
COMMERCIAL SERVICES & SUPPLIES—0.6%
84	ADT Security Corp. 5.875%—10/15/2033[1]	85
170	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	153
		238

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.4%
$134	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	$135
CONTAINERS & PACKAGING—0.5%
180	Sonoco Products Co. 4.600%—09/01/2029	181
DIVERSIFIED FINANCIAL SERVICES—3.1%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	154
99	Air Lease Corp. 1.875%—08/15/2026	97
71	Aircastle Ltd. 5.950%—02/15/2029[1]	74
250	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	257
137	Capital One Financial Corp. 5.884%—07/26/2035[4]	144
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	246
86	GGAM Finance Ltd. 8.000%—02/15/2027[1]	88
88	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	89
		1,149
DIVERSIFIED REITS—0.5%
	SBA Tower Trust
100	1.631%—05/15/2051[1]	97
102	6.599%—11/15/2052[1]	105
		202
ELECTRIC UTILITIES—2.3%
97	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	105
158	CMS Energy Corp. 3.750%—12/01/2050[4]	146
58	Dominion Energy, Inc. 6.875%—02/01/2055[4]	61
168	Exelon Corp. 4.450%—04/15/2046	144
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[4]	83
115	New England Power Co. 5.936%—11/25/2052[1]	120
53	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	56
118	NRG Energy, Inc. 6.000%—01/15/2036[1]	120
		835
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
143	TD SYNNEX Corp. 2.650%—08/09/2031	128
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.6%
141	COPT Defense Properties LP 2.000%—01/15/2029	131
141	EPR Properties 4.500%—06/01/2027	141

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$67	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	$65
141	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	144
91	VICI Properties LP 5.750%—04/01/2034	94
		575
FINANCIAL SERVICES—0.9%
80	Charles Schwab Corp. 5.853%—05/19/2034[4]	86
65	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	68
163	Navient Corp. 4.875%—03/15/2028	160
		314
HEALTH CARE PROVIDERS & SERVICES—1.0%
139	CVS Pass-Through Trust 5.926%—01/10/2034[1]	143
120	DaVita, Inc. 6.750%—07/15/2033[1]	125
108	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	107
		375
INDUSTRIAL CONGLOMERATES—0.6%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	206
INSURANCE—2.1%
175	Brown & Brown, Inc. 5.250%—06/23/2032	180
170	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	177
	Global Atlantic Fin Co.
157	3.125%—06/15/2031[1]	141
82	7.950%—06/15/2033[1]	94
		235
195	SBL Holdings, Inc. 5.000%—02/18/2031[1]	181
		773
IT SERVICES—0.2%
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	68
MACHINERY—0.2%
89	Terex Corp. 6.250%—10/15/2032[1]	90
MEDIA—0.3%
109	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	113
OIL, GAS & CONSUMABLE FUELS—1.9%
	Columbia Pipelines Operating Co. LLC
23	5.962%—02/15/2055[1]	23
102	6.036%—11/15/2033[1]	109
		132

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	ConocoPhillips Co.
$17	5.500%—01/15/2055	$17
44	5.550%—03/15/2054	43
		60
68	Enbridge, Inc. 5.750%—07/15/2080[4]	68
88	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	92
58	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	59
142	Kinder Morgan, Inc. 5.850%—06/01/2035	150
107	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	64
80	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	81
		706
PASSENGER AIRLINES—0.5%
38	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	36
146	United Airlines Pass-Through Trust 2.700%—11/01/2033	135
		171
PHARMACEUTICALS—0.1%
28	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	28
PROFESSIONAL SERVICES—0.5%
86	KBR, Inc. 4.750%—09/30/2028[1]	84
83	Verisk Analytics, Inc. 5.250%—03/15/2035	85
		169
ROAD & RAIL—0.2%
71	Norfolk Southern Corp. 4.050%—08/15/2052	57
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
123	Broadcom, Inc. 4.000%—04/15/2029[1]	122
61	KLA Corp. 5.650%—11/01/2034	66
108	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.300%—06/18/2029	108
		296
SOFTWARE—0.7%
134	Oracle Corp. 3.600%—04/01/2040	105
172	VMware LLC 1.400%—08/15/2026	168
		273
SPECIALTY RETAIL—0.7%
62	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	60
123	Lithia Motors, Inc. 3.875%—06/01/2029[1]	118

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$34	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	$36
40	Wayfair LLC 7.250%—10/31/2029[1]	41
		255
TRADING COMPANIES & DISTRIBUTORS—0.5%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	199
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	68
Total Corporate Bonds & Notes (Cost $10,773)		11,103

Mortgage Pass-Through—24.1%

	Federal Home Loan Mortgage Corp.
267	2.000%—12/01/2051	218
831	2.500%—02/01/2035-04/01/2052	723
716	3.000%—12/01/2046-07/01/2051	647
313	3.500%—05/01/2033-05/01/2035	307
169	4.000%—06/01/2048	164
662	4.500%—01/01/2049-05/01/2053	657
266	5.000%—04/01/2053-01/01/2055	267
573	5.500%—09/01/2053-03/01/2054	588
		3,571
	Federal Home Loan Mortgage Corp. REMICS
211	Series 5035 Cl. IJ 2.000%—02/25/2050	24
318	Series 5462 2.000%—05/25/2037	22
301	Series 5347 Cl. AS 2.347% (30 day USD Average SOFR + 6.530%) 10/25/2053[2]	26
271	Series 5158 Cl. BI 3.000%—05/25/2035	21
146	Series 4733 Cl. EI 5.000%—07/15/2041	20
		113
	Federal Home Loan Mortgage Corp. STRIPS
416	Series 414 Cl. C1 1.500%—03/25/2037	23
313	Series 400 Cl. C14 2.000%—07/25/2037	22
480	Series 414 Cl. C2 2.000%—04/25/2037	34
274	Series 414 Cl. C6 4.000%—04/25/2039	35
		114
	Federal National Mortgage Association
312	2.000%—04/01/2051	255
1,657	2.500%—08/01/2035-04/01/2052	1,460
475	3.500%—10/01/2047-04/01/2050	445
458	4.000%—12/01/2047-04/01/2050	444
281	4.500%—07/01/2048-11/01/2048	280
716	5.000%—07/01/2052-09/01/2052	724
		3,608

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association Interest STRIPS
$444	Series 427 Cl. C55 1.500%—02/25/2037	$25
474	Series 429 Cl. C11 1.500%—03/25/2038	23
474	Series 433 Cl. C3 2.000%—08/25/2037	34
390	Series 444 Cl. C2 2.000%—10/25/2037	23
212	Series 435 Cl. C4 3.000%—10/25/2037	15
		120
	Federal National Mortgage Association REMICS
818	Series 2021-67 Cl. AI 0.525%—10/25/2051[2]	44
428	Series 2020-81 Cl. AI 1.500%—11/25/2035	22
		66
	Government National Mortgage Association
147	2.000%—02/20/2052	123
500	2.500%—09/20/2051	433
201	3.500%—05/20/2052	185
129	4.500%—08/20/2048	129
109	5.000%—10/20/2053	109
108	5.500%—05/20/2053	110
		1,089
	Government National Mortgage Association REMICS
466	Series 2019-35 Cl. SE 2.004% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	25
172	Series 2021-137 Cl. NI 3.000%—08/20/2051	25
208	Series 2018-72 Cl. IC 4.000%—05/20/2045	36
128	Series 2020-146 Cl. IG 5.500%—09/20/2046	21
46	Series 2024-107 6.500%—06/20/2054	7
		114
Total Mortgage Pass-Through (Cost $8,553)		8,795

Municipal Bonds—0.3%

(Cost $112)
112	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	116

U.S. Government Obligations—20.2%

	U.S. Treasury Bonds
59	4.250%—08/15/2054	55
1,913	4.500%—02/15/2044	1,886
1,464	4.625%—11/15/2044-02/15/2055	1,460
1,832	4.750%—08/15/2055	1,857
365	4.875%—08/15/2045	376
		5,634

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
	U.S. Treasury Notes
$123	3.625%—08/31/2030	$123
967	4.000%—05/31/2030	980
619	4.250%—11/15/2034-05/15/2035	627
		1,730
Total U.S. Government Obligations (Cost $7,265)		7,364
TOTAL INVESTMENTS—98.7% (Cost $35,210)		36,056
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		479
TOTAL NET ASSETS—100.0%		$36,535

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $11,182 or 31% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of October 31, 2025.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
BANKS—12.0%
110,655	Bank of America Corp.	$5,914
178,359	KeyCorp	3,137
17,185	M&T Bank Corp.	3,160
296,439	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	4,485
263,327	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	4,287
50,476	Wells Fargo & Co.	4,390
		25,373
BEVERAGES—2.5%
77,032	Coca-Cola Co.	5,307
BUILDING PRODUCTS—1.7%
8,144	Trane Technologies PLC	3,654
CAPITAL MARKETS—6.9%
23,656	ARES Management Corp. Class A	3,518
158,865	Blue Owl Capital, Inc.	2,505
10,791	CME Group, Inc.	2,865
4,095	Goldman Sachs Group, Inc.	3,233
16,770	Intercontinental Exchange, Inc.	2,453
		14,574
COMMERCIAL SERVICES & SUPPLIES—3.7%
24,442	Cintas Corp.	4,479
57,700	Rollins, Inc.	3,324
		7,803
CONSUMER FINANCE—1.0%
13,585	FirstCash Holdings, Inc.	2,153
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
36,612	Kroger Co.	2,330
37,162	Walmart, Inc.	3,760
		6,090
ELECTRIC UTILITIES—2.3%
58,326	NextEra Energy, Inc.	4,748
ELECTRICAL EQUIPMENT—2.9%
21,308	Regal Rexnord Corp.	3,002
8,624	Rockwell Automation, Inc.	3,177
		6,179
FOOD PRODUCTS—1.3%
16,768	Hershey Co.	2,844
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
34,727	Medtronic PLC	3,150
HEALTH CARE PROVIDERS & SERVICES—4.7%
18,250	Cardinal Health, Inc.	3,481
9,692	Cencora, Inc.	3,274
3,982	McKesson Corp.	3,231
		9,986

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.0%
9,624	Expedia Group, Inc.	$2,117
INDUSTRIAL REITS—1.7%
91,395	STAG Industrial, Inc.	3,498
INSURANCE—3.1%
26,337	Arthur J Gallagher & Co.	6,571
INTERACTIVE MEDIA & SERVICES—3.7%
12,103	Meta Platforms, Inc. Class A	7,847
MACHINERY—7.5%
6,462	Cummins, Inc.	2,828
11,390	ITT, Inc.	2,108
72,550	Mueller Industries, Inc.	7,681
4,117	Parker-Hannifin Corp.	3,182
		15,799
METALS & MINING—1.0%
15,143	Southern Copper Corp. (Peru)	2,102
OIL, GAS & CONSUMABLE FUELS—2.9%
107,152	Williams Cos., Inc.	6,201
PHARMACEUTICALS—3.2%
7,729	Eli Lilly & Co.	6,669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.2%
50,263	Broadcom, Inc.	18,579
56,635	NVIDIA Corp.	11,468
		30,047
SOFTWARE—4.9%
19,977	Microsoft Corp.	10,344
SPECIALTY RETAIL—3.3%
8,285	Home Depot, Inc.	3,145
27,986	TJX Cos., Inc.	3,922
		7,067
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
41,839	Apple, Inc.	11,312
TEXTILES, APPAREL & LUXURY GOODS—2.5%
47,930	Tapestry, Inc.	5,264
TOTAL COMMON STOCKS (Cost $160,547)		206,699
TOTAL INVESTMENTS—97.8% (Cost $160,547)		206,699
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		4,684
TOTAL NET ASSETS—100%		$211,383

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AUTOMOBILES—1.9%
8,500	BYD Co. Ltd. Class H (China)	$110
BANKS—20.1%
27,634	Banco Bradesco SA ADR (Brazil)[1]	93
455,600	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	109
3,790	Grupo Cibest SA ADR (Colombia)[1]	220
12,300	Grupo Financiero Banorte SAB de CV Class O (Mexico)	115
3,300	HDFC Bank Ltd. ADR (India)[1]	120
4,282	ICICI Bank Ltd. ADR (India)[1]	130
60,000	Industrial & Commercial Bank of China Ltd. Class H (China)	46
12,654	Itau Unibanco Holding SA ADR (Brazil)[1]	93
15,000	Kasikornbank PCL (Thailand)	87
3,451	Komercni Banka AS (Czech Republic)	177
		1,190
BEVERAGES—1.9%
47,600	Ambev SA (Brazil)	112
CAPITAL MARKETS—3.5%
25,852	Ninety One Ltd. (South Africa)	77
7,257	XP, Inc. Class A (Brazil)	132
		209
CHEMICALS—2.0%
26,400	PTT Global Chemical PCL (Thailand)	21
2,044	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	100
		121
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
25,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	209
FINANCIAL SERVICES—2.2%
27,360	FirstRand Ltd. (South Africa)	130
FOOD PRODUCTS—2.8%
176,000	Indofood Sukses Makmur Tbk. PT (Indonesia)	78
35,000	Uni-President Enterprises Corp. (Taiwan)	90
		168
HEALTH CARE PROVIDERS & SERVICES—1.5%
34,800	Sinopharm Group Co. Ltd. Class H (China)	87
HOTELS, RESTAURANTS & LEISURE—3.8%
90,000	TravelSky Technology Ltd. Class H (China)	119
2,505	Yum China Holdings, Inc. (China)	108
		227
INDUSTRIAL CONGLOMERATES—1.0%
472	CJ Corp. (South Korea)	57
INTERACTIVE MEDIA & SERVICES—7.0%
762	Baidu, Inc. ADR (China)*,1	92

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
4,000	Tencent Holdings Ltd. (China)	$324
		416
MACHINERY—1.4%
40,000	Weichai Power Co. Ltd. Class H (China)	83
METALS & MINING—3.4%
48,000	Jiangxi Copper Co. Ltd. Class H (China)	200
OIL, GAS & CONSUMABLE FUELS—2.7%
83,769	Ecopetrol SA (Colombia)	38
4,275	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	50
22,000	PTT Exploration & Production PCL (Thailand)	73
		161
PERSONAL CARE PRODUCTS—3.2%
1,339	Cosmax, Inc. (South Korea)	192
PHARMACEUTICALS—1.3%
25,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (China)	77
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
22,000	Poly Property Services Co. Ltd. Class H (China)	95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—22.3%
42,000	ASE Technology Holding Co. Ltd. (Taiwan)	338
6,000	MediaTek, Inc. (Taiwan)	256
15,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	732
		1,326
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.9%
24,000	Micro-Star International Co. Ltd. (Taiwan)	85
3,472	Samsung Electronics Co. Ltd. (South Korea)	262
		347
TEXTILES, APPAREL & LUXURY GOODS—2.5%
14,000	Feng TAY Enterprise Co. Ltd. (Taiwan)	56
11,000	Shenzhou International Group Holdings Ltd. (China)	95
		151
TRADING COMPANIES & DISTRIBUTORS—2.0%
13,800	BOC Aviation Ltd. (China)[2]	121
TOTAL COMMON STOCKS (Cost $4,927)		5,789
TOTAL INVESTMENTS—97.5% (Cost $4,927)		5,789
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		147
TOTAL NET ASSETS—100%		$5,936

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $121 or 2% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—93.0%
Shares		Value
AEROSPACE & DEFENSE—1.5%
2,318	Embraer SA ADR (Brazil)[1]	$150
AUTOMOBILE COMPONENTS—0.9%
3,690	Hesai Group ADR (China)*,1	88
BANKS—8.2%
448,900	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	107
7,940	HDFC Bank Ltd. ADR (India)[1]	288
8,313	ICICI Bank Ltd. ADR (India)[1]	252
9,701	NU Holdings Ltd. Class A (Brazil)*	156
		803
BEVERAGES—0.8%
2,100	Eastroc Beverage Group Co. Ltd. Class A (China)	83
BROADLINE RETAIL—7.9%
24,100	Alibaba Group Holding Ltd. (China)	512
109	MercadoLibre, Inc. (Brazil)*	254
		766
CAPITAL MARKETS—2.5%
13,100	Banco BTG Pactual SA (Brazil)	119
2,300	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	125
		244
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.7%
13,640	Dino Polska SA (Poland)*,2	163
ELECTRICAL EQUIPMENT—6.6%
5,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	284
41,529	Electrical Industries Co. (Saudi Arabia)	128
17,299	Triveni Turbine Ltd. (India)	104
15,900	WEG SA (Brazil)	124
		640
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
8,000	Chroma ATE, Inc. (Taiwan)	213
ENTERTAINMENT—1.8%
7,763	Tencent Music Entertainment Group ADR (China)[1]	173
FINANCIAL SERVICES—1.3%
47,672	Housing & Urban Development Corp. Ltd. (India)	127
GROUND TRANSPORTATION—1.0%
7,400	Full Truck Alliance Co. Ltd. ADR (China)[1]	96
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
2,129	APT Medical, Inc. Class A (China)	83
HOTELS, RESTAURANTS & LEISURE—4.5%
12,800	Meituan Class B (China)*,2	168
3,850	Trip.com Group Ltd. (China)	269
		437
HOUSEHOLD DURABLES—3.2%
2,310	Amber Enterprises India Ltd. (India)*	209
16,200	Cury Construtora e Incorporadora SA (Brazil)	105
		314

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—1.0%
961	Apar Industries Ltd. (India)	$94
INSURANCE—1.3%
13,800	Qualitas Controladora SAB de CV (Mexico)	125
INTERACTIVE MEDIA & SERVICES—6.1%
7,300	Tencent Holdings Ltd. (China)	591
IT SERVICES—0.8%
318	Elm Co. (Saudi Arabia)	80
MACHINERY—4.9%
3,076	AIA Engineering Ltd. (India)	113
6,000	Airtac International Group (China)	178
633	HD Hyundai Marine Solution Co. Ltd. (South Korea)	107
1,808	Schaeffler India Ltd. (India)	82
		480
MEDIA—1.7%
7,448	Affle 3i Ltd. (India)*	162
PERSONAL CARE PRODUCTS—2.5%
819	Cosmax, Inc. (South Korea)	117
10,800	Mao Geping Cosmetics Co. Ltd. Class H (China)	125
		242
PROFESSIONAL SERVICES—1.8%
2,032	Computer Age Management Services Ltd. (India)	90
1,859	L&T Technology Services Ltd. (India)[2]	86
		176
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
8,852	Phoenix Mills Ltd. (India)	169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—20.7%
2,958	HPSP Co. Ltd. (South Korea)	72
2,000	Jentech Precision Industrial Co. Ltd. (Taiwan)	139
3,258	LEENO Industrial, Inc. (South Korea)	132
4,000	MediaTek, Inc. (Taiwan)	170
1,459	SK Hynix, Inc. (South Korea)	572
19,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	927
		2,012
SPECIALTY RETAIL—0.8%
1,918,900	Map Aktif Adiperkasa PT (Indonesia)	81
TEXTILES, APPAREL & LUXURY GOODS—3.3%
270,000	Bosideng International Holdings Ltd. (China)	165
3,719	Titan Co. Ltd. (India)	157
		322
TRANSPORTATION INFRASTRUCTURE—1.5%
16,190	International Container Terminal Services, Inc. (Philippines)	146
TOTAL COMMON STOCKS (Cost $8,021)		9,060

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—4.0%
Shares		Value
(Cost $221)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.0%
6,536	Samsung Electronics Co. Ltd. (South Korea)	$387
TOTAL INVESTMENTS—97.0% (Cost $8,242)		9,447
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		291
TOTAL NET ASSETS—100%		$9,738

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $417 or 4% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
BIOTECHNOLOGY—48.1%
5,611	AbbVie, Inc.	$1,223
1,357	Abivax SA ADR (France)*,1	139
26,109	ADMA Biologics, Inc. *	404
216	Alnylam Pharmaceuticals, Inc. *	99
17,608	Ascendis Pharma AS ADR (Denmark)*,1	3,550
1,551	Avidity Biosciences, Inc. *	108
4,170	Beam Therapeutics, Inc. *	104
13,496	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	109
671	Insmed, Inc. *	127
1,631	Ionis Pharmaceuticals, Inc. *	121
41,057	Legend Biotech Corp. ADR*,1	1,330
2,693	Merus NV (Netherlands)*	256
2,263	Natera, Inc. *	450
8,821	Revolution Medicines, Inc. *	519
3,526	Rhythm Pharmaceuticals, Inc. *	401
3,316	Scholar Rock Holding Corp. *	98
2,797	Soleno Therapeutics, Inc. *	188
18,914	Vaxcyte, Inc. *	857
		10,083
HEALTH CARE EQUIPMENT & SUPPLIES—13.7%
3,812	Boston Scientific Corp. *	384
13,989	Dexcom, Inc. *	814
468	IDEXX Laboratories, Inc. *	295
578	Insulet Corp. *	181
963	iRhythm Technologies, Inc. *	180
6,833	Masimo Corp. *	961
2,022	PROCEPT BioRobotics Corp. *	69
		2,884
HEALTH CARE PROVIDERS & SERVICES—10.7%
662	Cencora, Inc.	224

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
2,679	GeneDx Holdings Corp. *	$367
1,117	Guardant Health, Inc. *	104
4,422	HealthEquity, Inc. *	418
2,823	RadNet, Inc. *	214
2,676	UnitedHealth Group, Inc.	914
		2,241
HEALTH CARE TECHNOLOGY—0.5%
2,806	Waystar Holding Corp. *	101
LIFE SCIENCES TOOLS & SERVICES—6.7%
510	Bio-Rad Laboratories, Inc. Class A*	163
2,423	Bio-Techne Corp.	152
1,952	Danaher Corp.	420
3,848	ICON PLC *	661
		1,396
PHARMACEUTICALS—19.6%
4,186	Eli Lilly & Co.	3,612
5,785	Merck & Co., Inc.	498
		4,110
TOTAL COMMON STOCKS (Cost $17,649)		20,815
TOTAL INVESTMENTS—99.3% (Cost $17,649)		20,815
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		157
TOTAL NET ASSETS—100%		$20,972

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.3%
1,061	Axon Enterprise, Inc. *	$777
16,165	General Electric Co.	4,994
680	HEICO Corp.	216
3,099	L3Harris Technologies, Inc.	896
3,987	Lockheed Martin Corp.	1,961
2,466	Northrop Grumman Corp.	1,439
		10,283
BANKS—5.7%
137,777	Bank of America Corp.	7,364
56,669	JPMorgan Chase & Co.	17,631
		24,995
BEVERAGES—1.1%
63,615	Coca-Cola Co.	4,383
3,113	Constellation Brands, Inc. Class A	409
		4,792
BIOTECHNOLOGY—1.6%
25,474	AbbVie, Inc.	5,554
2,298	Biogen, Inc. *	355
1,583	Regeneron Pharmaceuticals, Inc.	1,032
		6,941
BROADLINE RETAIL—1.2%
18,217	eBay, Inc.	1,481
1,648	MercadoLibre, Inc. (Brazil)*	3,836
		5,317
BUILDING PRODUCTS—0.3%
3,439	Trane Technologies PLC	1,543
CAPITAL MARKETS—3.1%
2,038	Ameriprise Financial, Inc.	923
4,030	ARES Management Corp. Class A	599
2,158	Cboe Global Markets, Inc.	530
7,136	CME Group, Inc.	1,894
847	FactSet Research Systems, Inc.	226
16,512	KKR & Co., Inc.	1,954
3,096	Moody’s Corp.	1,487
25,553	Morgan Stanley	4,191
1,712	MSCI, Inc.	1,008
8,656	Nasdaq, Inc.	740
2,056	TPG, Inc.	113
		13,665
CHEMICALS—0.7%
5,924	Air Products & Chemicals, Inc.	1,437
18,030	Dow, Inc.	430
8,850	DuPont de Nemours, Inc.	722
6,412	LyondellBasell Industries NV Class A	298
2,746	Solstice Advanced Materials, Inc. *	124
		3,011
CONSUMER FINANCE—1.1%
11,837	American Express Co.	4,270
8,655	Synchrony Financial	644
		4,914
ELECTRIC UTILITIES—1.8%
7,661	Constellation Energy Corp.	2,888

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
19,712	Duke Energy Corp.	$2,450
10,609	Edison International	588
24,012	Exelon Corp.	1,107
55,997	PG&E Corp.	894
		7,927
ELECTRICAL EQUIPMENT—1.5%
6,373	Eaton Corp. PLC	2,432
12,931	Emerson Electric Co.	1,805
4,249	GE Vernova, Inc.	2,486
		6,723
ENERGY EQUIPMENT & SERVICES—0.2%
20,849	SLB Ltd.	752
ENTERTAINMENT—4.2%
4,895	Electronic Arts, Inc.	979
8,367	Netflix, Inc. *	9,362
71,757	Walt Disney Co.	8,081
		18,422
FINANCIAL SERVICES—3.5%
12,284	Mastercard, Inc. Class A	6,780
2,632	Rocket Cos., Inc. Class A	44
24,628	Visa, Inc. Class A	8,392
		15,216
FOOD PRODUCTS—0.4%
2,334	Bunge Global SA	221
10,044	General Mills, Inc.	468
22,610	Mondelez International, Inc. Class A	1,299
		1,988
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
4,842	Becton Dickinson & Co.	865
21,572	Boston Scientific Corp. *	2,173
8,687	Edwards Lifesciences Corp. *	716
6,183	GE HealthCare Technologies, Inc.	464
5,200	Intuitive Surgical, Inc. *	2,778
2,229	ResMed, Inc.	550
4,913	Stryker Corp.	1,750
		9,296
HEALTH CARE PROVIDERS & SERVICES—0.1%
9,050	Centene Corp. *	320
HOTELS, RESTAURANTS & LEISURE—3.6%
13,330	Airbnb, Inc. Class A*	1,687
1,215	Booking Holdings, Inc.	6,170
4,032	Expedia Group, Inc.	887
8,960	Hilton Worldwide Holdings, Inc.	2,302
9,360	Marriott International, Inc. Class A	2,439
8,668	Royal Caribbean Cruises Ltd.	2,486
		15,971
HOUSEHOLD DURABLES—0.5%
5,566	DR Horton, Inc.	830
3,390	Garmin Ltd.	725
3,878	PulteGroup, Inc.	465
		2,020

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.0%
4,344	Church & Dwight Co., Inc.	$381
14,616	Colgate-Palmolive Co.	1,126
5,853	Kimberly-Clark Corp.	701
42,378	Procter & Gamble Co.	6,372
		8,580
INDUSTRIAL CONGLOMERATES—0.8%
8,532	3M Co.	1,420
10,986	Honeywell International, Inc.	2,212
		3,632
INDUSTRIAL REITS—0.6%
22,695	Prologis, Inc.	2,816
INSURANCE—1.2%
7,856	Arch Capital Group Ltd.	678
3,178	Cincinnati Financial Corp.	492
4,581	Principal Financial Group, Inc.	385
11,370	Progressive Corp.	2,342
4,848	Travelers Cos., Inc.	1,302
		5,199
INTERACTIVE MEDIA & SERVICES—11.1%
108,545	Alphabet, Inc. Class A	30,522
27,259	Meta Platforms, Inc. Class A	17,673
10,961	Pinterest, Inc. Class A*	363
		48,558
IT SERVICES—0.1%
1,701	Gartner, Inc. *	422
LIFE SCIENCES TOOLS & SERVICES—0.3%
4,897	Agilent Technologies, Inc.	717
2,795	IQVIA Holdings, Inc. *	605
		1,322
MACHINERY—1.6%
7,759	Caterpillar, Inc.	4,479
2,000	Cummins, Inc.	875
3,797	Deere & Co.	1,753
		7,107
MEDIA—0.2%
14,176	Trade Desk, Inc. Class A*	713
METALS & MINING—0.6%
33,087	Freeport-McMoRan, Inc.	1,380
5,710	Nucor Corp.	857
3,505	Steel Dynamics, Inc.	549
		2,786
MULTI-UTILITIES—0.6%
16,042	CenterPoint Energy, Inc.	613
8,762	Consolidated Edison, Inc.	854
21,305	Dominion Energy, Inc.	1,250
		2,717
OIL, GAS & CONSUMABLE FUELS—2.5%
4,646	Cheniere Energy, Inc.	985
37,352	Chevron Corp.	5,891
26,156	ConocoPhillips	2,324
13,654	Occidental Petroleum Corp.	563

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
6,224	Valero Energy Corp.	$1,055
		10,818
PASSENGER AIRLINES—0.2%
10,184	Delta Air Lines, Inc.	584
9,299	Southwest Airlines Co.	282
		866
PHARMACEUTICALS—5.4%
12,370	Eli Lilly & Co.	10,674
35,608	Johnson & Johnson	6,725
46,430	Merck & Co., Inc.	3,992
89,707	Pfizer, Inc.	2,211
		23,602
PROFESSIONAL SERVICES—0.4%
170	Amentum Holdings, Inc. *	4
2,127	Booz Allen Hamilton Holding Corp.	185
2,889	Jacobs Solutions, Inc.	450
2,203	Leidos Holdings, Inc.	420
2,972	Verisk Analytics, Inc.	650
		1,709
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
6,347	CBRE Group, Inc. Class A*	968
RESIDENTIAL REITS—0.1%
8,361	Equity Residential	497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.5%
35,837	Advanced Micro Devices, Inc. *	9,179
77,237	Intel Corp. *	3,089
19,274	Lam Research Corp.	3,035
19,749	Marvell Technology, Inc.	1,851
145,912	NVIDIA Corp.	29,546
3,612	Teradyne, Inc.	656
19,820	Texas Instruments, Inc.	3,200
		50,556
SOFTWARE—12.1%
9,028	Adobe, Inc. *	3,072
4,771	Autodesk, Inc. *	1,438
5,987	Cadence Design Systems, Inc. *	2,028
4,376	Crowdstrike Holdings, Inc. Class A*	2,376
541	Fair Isaac Corp. *	898
6,024	Intuit, Inc.	4,021
49,334	Microsoft Corp.	25,546
2,314	Roper Technologies, Inc.	1,032
21,007	Salesforce, Inc.	5,470
4,056	Samsara, Inc. Class A*	163
4,609	ServiceNow, Inc. *	4,237
3,986	Synopsys, Inc. *	1,809
4,606	Workday, Inc. Class A*	1,105
		53,195
SPECIALIZED REITS—0.9%
8,141	Digital Realty Trust, Inc.	1,387
2,296	Equinix, Inc.	1,943
4,320	Extra Space Storage, Inc.	577
		3,907

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.3%
38,617	Home Depot, Inc.	$14,659
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.5%
82,411	Apple, Inc.	22,281
27,355	Hewlett Packard Enterprise Co.	668
20,094	HP, Inc.	556
4,531	NetApp, Inc.	534
		24,039
TEXTILES, APPAREL & LUXURY GOODS—0.6%
3,094	Deckers Outdoor Corp. *	252
4,642	Lululemon Athletica, Inc. *	792
22,230	NIKE, Inc. Class B	1,436
		2,480
TOBACCO—1.2%
29,771	Altria Group, Inc.	1,679
23,948	Philip Morris International, Inc.	3,456
		5,135

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,406	United Rentals, Inc.	$1,225
1,758	WW Grainger, Inc.	1,721
		2,946
TOTAL COMMON STOCKS (Cost $314,820)		433,325

EXCHANGE-TRADED FUNDS—1.2%

(Cost $2,883)
CAPITAL MARKETS—1.2%
46,835	Communication Services Select Sector SPDR Fund	5,377
TOTAL INVESTMENTS—99.9% (Cost $317,703)		438,702
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		498
TOTAL NET ASSETS—100%		$439,200

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—94.7%
Shares		Value
AEROSPACE & DEFENSE—6.5%
9,061	AAR Corp. *	$763
7,932	AeroVironment, Inc. *	2,934
117,875	Archer Aviation, Inc. Class A*	1,323
33,345	Kratos Defense & Security Solutions, Inc. *	3,021
29,827	Spirit AeroSystems Holdings, Inc. Class A*	1,094
		9,135
AUTOMOBILE COMPONENTS—1.9%
19,564	Adient PLC *	454
3,712	Cooper-Standard Holdings, Inc. *	112
12,721	Modine Manufacturing Co. *	1,949
4,849	Standard Motor Products, Inc.	180
		2,695
BANKS—5.2%
49,179	Banc of California, Inc.	835
28,929	BankUnited, Inc.	1,160
13,180	Banner Corp.	796
10,177	Byline Bancorp, Inc.	272
2,890	First Business Financial Services, Inc.	146
16,727	Hilltop Holdings, Inc.	540
14,722	National Bank Holdings Corp. Class A	525
21,927	OceanFirst Financial Corp.	399
11,218	Origin Bancorp, Inc.	389
9,466	Pathward Financial, Inc.	644
5,472	SmartFinancial, Inc.	191
46,678	United Community Banks, Inc.	1,363
		7,260
BIOTECHNOLOGY—9.6%
11,961	4D Molecular Therapeutics, Inc. *	138
35,011	Agios Pharmaceuticals, Inc. *	1,514
21,783	Arcellx, Inc. *	1,966
100,613	Ardelyx, Inc. *	610
26,630	Aura Biosciences, Inc. *	163
21,282	Emergent BioSolutions, Inc. *	266
40,255	Kura Oncology, Inc. *	413
30,079	Kymera Therapeutics, Inc. *	1,860
49,850	PTC Therapeutics, Inc. *	3,405
27,891	Rhythm Pharmaceuticals, Inc. *	3,173
		13,508
BUILDING PRODUCTS—0.9%
29,333	Resideo Technologies, Inc. *	1,255
CAPITAL MARKETS—3.6%
6,687	Piper Sandler Cos.	2,135
8,808	PJT Partners, Inc. Class A	1,419
25,679	StepStone Group, Inc. Class A	1,563
		5,117
CHEMICALS—1.5%
18,864	Cabot Corp.	1,273
8,006	Koppers Holdings, Inc.	226
11,416	Minerals Technologies, Inc.	648
		2,147
COMMERCIAL SERVICES & SUPPLIES—1.6%
11,102	Brady Corp. Class A	843
4,001	Cimpress PLC (Ireland)*	277
14,236	HNI Corp.	582

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
11,598	Interface, Inc.	$289
14,865	Steelcase, Inc. Class A	237
		2,228
COMMUNICATIONS EQUIPMENT—0.8%
16,425	Calix, Inc. *	1,124
CONSTRUCTION & ENGINEERING—2.2%
16,412	Arcosa, Inc.	1,674
9,883	Granite Construction, Inc.	1,017
4,907	Limbach Holdings, Inc. *	464
		3,155
CONSUMER FINANCE—1.1%
18,870	Bread Financial Holdings, Inc.	1,182
8,254	Encore Capital Group, Inc. *	343
		1,525
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.5%
5,769	PriceSmart, Inc.	663
DIVERSIFIED CONSUMER SERVICES—3.4%
7,811	Adtalem Global Education, Inc. *	766
39,633	Coursera, Inc. *	334
22,038	Frontdoor, Inc. *	1,464
6,347	Grand Canyon Education, Inc. *	1,195
30,248	Laureate Education, Inc. *	878
24,968	Udemy, Inc. *	142
		4,779
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
7,547	Bandwidth, Inc. Class A*	122
2,981	IDT Corp. Class B	151
18,470	Liberty Latin America Ltd. Class C (Puerto Rico)*	146
		419
ELECTRIC UTILITIES—2.0%
41,597	ALLETE, Inc.	2,801
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
9,509	Advanced Energy Industries, Inc.	1,928
28,325	Arlo Technologies, Inc. *	548
9,952	Daktronics, Inc. *	187
13,219	Itron, Inc. *	1,326
25,004	Knowles Corp. *	590
4,488	ScanSource, Inc. *	193
		4,772
ENERGY EQUIPMENT & SERVICES—2.4%
43,422	Archrock, Inc.	1,097
6,012	Bristow Group, Inc. *	245
22,852	Helmerich & Payne, Inc.	600
45,695	Liberty Energy, Inc.	828
25,592	Oceaneering International, Inc. *	596
		3,366
ENTERTAINMENT—0.4%
10,328	Atlanta Braves Holdings, Inc. Class C*	421
5,928	Marcus Corp.	85
		506

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—3.5%
16,339	EVERTEC, Inc. (Puerto Rico)	$465
25,751	Flywire Corp. *	343
6,348	Merchants Bancorp	198
50,065	Radian Group, Inc.	1,699
75,504	Rocket Cos., Inc. Class A	1,258
11,718	Walker & Dunlop, Inc.	937
		4,900
GROUND TRANSPORTATION—0.3%
6,004	ArcBest Corp.	446
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
28,783	AtriCure, Inc. *	994
28,004	Avanos Medical, Inc. *	311
18,907	Bioventus, Inc. Class A*	124
18,083	CONMED Corp.	796
42,954	Haemonetics Corp. *	2,148
		4,373
HEALTH CARE PROVIDERS & SERVICES—1.7%
13,237	Castle Biosciences, Inc. *	337
57,106	Concentra Group Holdings Parent, Inc.	1,138
36,992	Privia Health Group, Inc. *	899
		2,374
HEALTH CARE TECHNOLOGY—0.6%
22,759	Certara, Inc. *	265
7,197	HealthStream, Inc.	177
19,371	Schrodinger, Inc. *	407
		849
HOTEL & RESORT REITS—1.5%
189,756	Apple Hospitality REIT, Inc.	2,123
HOTELS, RESTAURANTS & LEISURE—2.5%
22,058	Bloomin' Brands, Inc.	151
11,027	Cheesecake Factory, Inc.	549
9,327	First Watch Restaurant Group, Inc. *	154
24,623	Global Business Travel Group I *	193
7,607	Marriott Vacations Worldwide Corp.	502
10,266	Shake Shack, Inc. Class A*	991
14,748	Travel & Leisure Co.	926
		3,466
HOUSEHOLD DURABLES—2.6%
7,854	Beazer Homes USA, Inc. *	176
6,991	Century Communities, Inc.	415
14,070	Champion Homes, Inc. *	960
996	Hovnanian Enterprises, Inc. Class A*	120
10,901	iRobot Corp. *	35
41,271	Leggett & Platt, Inc.	385
5,221	LGI Homes, Inc. *	213
6,660	M/I Homes, Inc. *	834
28,931	Sonos, Inc. *	497
		3,635
HOUSEHOLD PRODUCTS—0.4%
15,599	Energizer Holdings, Inc.	363
3,487	Oil-Dri Corp. of America	193
		556

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.4%
30,290	Baldwin Insurance Group, Inc. *	$669
23,658	Brighthouse Financial, Inc. *	1,350
11,593	Palomar Holdings, Inc. *	1,322
		3,341
INTERACTIVE MEDIA & SERVICES—0.4%
14,990	QuinStreet, Inc. *	222
22,881	TripAdvisor, Inc. *	367
		589
IT SERVICES—0.1%
22,787	Grid Dynamics Holdings, Inc. *	213
LEISURE PRODUCTS—0.6%
23,548	YETI Holdings, Inc. *	800
MACHINERY—3.4%
10,155	Franklin Electric Co., Inc.	962
66,062	Gates Industrial Corp. PLC *	1,459
13,313	JBT Marel Corp.	1,679
20,485	Stratasys Ltd. *	217
17,814	Trinity Industries, Inc.	488
		4,805
MEDIA—1.8%
3,900	AMC Networks, Inc. Class A*	30
607	Cable One, Inc.	90
32,858	DoubleVerify Holdings, Inc. *	374
24,112	EchoStar Corp. Class A*	1,805
58,355	Stagwell, Inc. *	277
		2,576
METALS & MINING—0.4%
9,715	Ryerson Holding Corp.	214
11,735	Worthington Steel, Inc.	376
		590
PAPER & FOREST PRODUCTS—0.3%
4,207	Clearwater Paper Corp. *	74
9,412	Sylvamo Corp.	382
		456
PASSENGER AIRLINES—0.8%
3,569	Allegiant Travel Co. *	222
7,496	Copa Holdings SA Class A (Panama)	938
		1,160
PERSONAL CARE PRODUCTS—0.4%
15,742	Edgewell Personal Care Co.	305
10,786	Nu Skin Enterprises, Inc. Class A	116
6,331	USANA Health Sciences, Inc. *	134
		555
PHARMACEUTICALS—1.5%
15,048	Collegium Pharmaceutical, Inc. *	542
10,437	Phibro Animal Health Corp. Class A	439
15,667	Tarsus Pharmaceuticals, Inc. *	1,078
		2,059
PROFESSIONAL SERVICES—2.4%
12,985	Concentrix Corp.	523
8,286	CSG Systems International, Inc.	648

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
4,390	Huron Consulting Group, Inc. *	$722
10,643	Insperity, Inc.	470
4,978	Kforce, Inc.	126
11,965	ManpowerGroup, Inc.	367
5,019	TaskUS, Inc. Class A (Philippines)*	67
27,891	Upwork, Inc. *	445
		3,368
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
114,952	Compass, Inc. Class A*	886
5,918	RE/MAX Holdings, Inc. Class A*	47
		933
RETAIL REITS—3.3%
67,736	InvenTrust Properties Corp.	1,856
80,953	Phillips Edison & Co., Inc.	2,739
		4,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
6,802	Axcelis Technologies, Inc. *	541
9,495	Silicon Laboratories, Inc. *	1,245
14,421	Veeco Instruments, Inc. *	414
		2,200
SOFTWARE—7.4%
27,871	ACI Worldwide, Inc. *	1,327
19,174	Alkami Technology, Inc. *	389
28,965	Asana, Inc. Class A*	407
42,750	Box, Inc. Class A*	1,372
24,347	Braze, Inc. Class A*	698
22,771	Five9, Inc. *	553
29,333	JFrog Ltd. (Israel)*	1,393
11,722	Mitek Systems, Inc. *	108
20,335	N-able, Inc. *	159
19,380	NextNav, Inc. *	259
26,643	PagerDuty, Inc. *	428
13,756	PAR Technology Corp. *	486
13,210	Progress Software Corp. *	563
18,401	Sprout Social, Inc. Class A*	189
27,903	Teradata Corp. *	582
19,422	Verint Systems, Inc. *	394
13,190	Workiva, Inc. *	1,121
		10,428

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—2.0%
4,245	Asbury Automotive Group, Inc. *	$996
7,504	Boot Barn Holdings, Inc. *	1,423
11,230	Camping World Holdings, Inc. Class A	148
2,521	Lands' End, Inc. *	40
3,089	Sonic Automotive, Inc. Class A	196
		2,803
TEXTILES, APPAREL & LUXURY GOODS—0.7%
28,045	Levi Strauss & Co. Class A	568
4,385	Movado Group, Inc.	80
76,760	Under Armour, Inc. Class A*	354
		1,002
TRADING COMPANIES & DISTRIBUTORS—0.9%
8,574	Boise Cascade Co.	604
2,873	DXP Enterprises, Inc. *	344
21,091	MRC Global, Inc. *	294
		1,242
WIRELESS TELECOMMUNICATION SERVICES—0.1%
2,100	Array Digital Infrastructure, Inc.	103
TOTAL COMMON STOCKS (Cost $121,812)		132,995

EXCHANGE-TRADED FUNDS—5.3%

CAPITAL MARKETS—5.3%
110,744	Invesco S&P SmallCap Energy ETF	4,774
31,463	Invesco S&P SmallCap Financials ETF	1,722
16,479	Invesco S&P SmallCap Utilities & Communication Services ETF	982
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,703)		7,478
TOTAL INVESTMENTS—100.0% (Cost $129,515)		140,473
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(11)
TOTAL NET ASSETS—100%		$140,462

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2024 through October 31, 2025. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 10/31/2025 (000s)
Invesco S&P SmallCap Energy ETF	$17	$5,029	$(35)	$(10)	$(227)	$67	$4,774
Invesco S&P SmallCap Financials ETF	263	2,072	(567)	40	(86)	36	1,722
Invesco S&P SmallCap Utilities & Communication Services ETF	—	1,538	(565)	(49)	58	6	982
Total	$280	$8,639	$(1,167)	$(19)	$(255)	$109	$7,478

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
BANKS—7.6%
22,542,700	Bank Central Asia Tbk. PT (Indonesia)	$11,556
805,409	HDFC Bank Ltd. ADR (India)[1]	29,172
		40,728
BROADLINE RETAIL—7.0%
6,918	MercadoLibre, Inc. (Brazil)*	16,100
307,217	Prosus NV (China)	21,222
		37,322
BUILDING PRODUCTS—3.5%
501,012	Assa Abloy AB Class B (Sweden)	18,917
CAPITAL MARKETS—3.2%
67,701	Deutsche Boerse AG (Germany)	17,129
CHEMICALS—2.8%
35,437	Linde PLC (United States)	14,823
CONSTRUCTION & ENGINEERING—2.3%
92,552	Vinci SA (France)	12,364
CONSTRUCTION MATERIALS—2.1%
49,431	Heidelberg Materials AG (Germany)	11,572
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.1%
2,751,533	Tesco PLC (United Kingdom)	16,606
ELECTRIC UTILITIES—2.6%
558,726	SSE PLC (United Kingdom)	14,063
ELECTRICAL EQUIPMENT—3.5%
66,487	Schneider Electric SE (France)	18,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
32,100	Keyence Corp. (Japan)	11,950
FOOD PRODUCTS—3.2%
177,325	Nestle SA (United States)	16,940
HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
146,900	Hoya Corp. (Japan)	23,911
HOTELS, RESTAURANTS & LEISURE—3.0%
486,340	Compass Group PLC (United Kingdom)	16,107
HOUSEHOLD DURABLES—4.1%
779,903	Sony Group Corp. (Japan)	21,923

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—4.2%
79,216	Siemens AG (Germany)	$22,421
INSURANCE—3.7%
2,076,000	AIA Group Ltd. (Hong Kong)	20,157
MACHINERY—2.0%
31,600	SMC Corp. (Japan)	10,779
PERSONAL CARE PRODUCTS—2.7%
34,793	L’Oreal SA (France)	14,544
PHARMACEUTICALS—8.8%
125,731	AstraZeneca PLC (United Kingdom)	20,597
80,508	Galderma Group AG (Switzerland)	14,856
236,336	Novo Nordisk AS Class B (Denmark)	11,525
		46,978
PROFESSIONAL SERVICES—3.0%
360,661	RELX PLC (United Kingdom)	15,906
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
18,203	ASML Holding NV (Netherlands)	19,263
121,476	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	36,495
		55,758
SOFTWARE—3.8%
78,278	SAP SE (Germany)	20,252
TEXTILES, APPAREL & LUXURY GOODS—2.8%
21,013	LVMH Moet Hennessy Louis Vuitton SE (France)	14,826
TRADING COMPANIES & DISTRIBUTORS—3.0%
66,150	Ferguson Enterprises, Inc. (United States)	16,285
TOTAL COMMON STOCKS (Cost $480,771)		531,121
TOTAL INVESTMENTS—99.0% (Cost $480,771)		531,121
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		5,178
TOTAL NET ASSETS—100%		$536,299

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—96.8%
Shares		Value
AEROSPACE & DEFENSE—12.7%
5,836	BAE Systems PLC (United Kingdom)	$143
3,410	CAE, Inc. (Canada)*	96
2,736	Leonardo SpA (Italy)	160
11,924	Melrose Industries PLC (United Kingdom)	98
275	MTU Aero Engines AG (Germany)	120
473	Safran SA (France)	168
		785
AUTOMOBILE COMPONENTS—2.7%
446	Aumovio SE (Germany)*	19
891	Continental AG (Germany)	68
5,500	Denso Corp. (Japan)	77
		164
AUTOMOBILES—1.2%
5,500	BYD Co. Ltd. Class H (China)	71
BANKS—16.7%
14,784	Banco Bradesco SA ADR (Brazil)[1]	50
35,019	Barclays PLC (United Kingdom)	187
3,300	DBS Group Holdings Ltd. (Singapore)	137
3,773	DNB Bank ASA (Norway)	96
1,838	Erste Group Bank AG (Austria)	190
1,793	Grupo Cibest SA ADR (Colombia)[1]	104
9,900	Grupo Financiero Banorte SAB de CV Class O (Mexico)	93
2,024	HDFC Bank Ltd. ADR (India)[1]	74
3,300	ICICI Bank Ltd. ADR (India)[1]	100
		1,031
BEVERAGES—2.7%
22,700	Ambev SA (Brazil)	54
2,871	Diageo PLC (United Kingdom)	66
638	Heineken NV (Netherlands)	49
		169
CAPITAL MARKETS—1.1%
1,012	Julius Baer Group Ltd. (Switzerland)	68
CHEMICALS—3.8%
2,200	Nippon Sanso Holdings Corp. (Japan)	73
1,463	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	72
1,067	Syensqo SA (Belgium)	88
		233
ELECTRICAL EQUIPMENT—2.6%
1,540	Prysmian SpA (Italy)	159
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.7%
1,233	Halma PLC (United Kingdom)	57
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	84
3,900	Murata Manufacturing Co. Ltd. (Japan)	86
		227
GROUND TRANSPORTATION—1.3%
803	Canadian National Railway Co. (Canada)	77
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
1,565	Siemens Healthineers AG (Germany)[2]	88

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—6.6%
1,353	Amadeus IT Group SA (Spain)	$103
3,630	Carnival Corp. (United States)*	105
8,052	Entain PLC (United Kingdom)	84
36,000	TravelSky Technology Ltd. Class H (China)	47
1,550	Yum China Holdings, Inc. (China)	67
		406
INDUSTRIAL CONGLOMERATES—2.5%
4,400	Hitachi Ltd. (Japan)	152
INSURANCE—1.6%
12,000	China Life Insurance Co. Ltd. Class H (China)	38
187	Everest Group Ltd. (United States)	59
		97
INTERACTIVE MEDIA & SERVICES—1.3%
636	Baidu, Inc. ADR (China)*,1	77
IT SERVICES—1.3%
517	Capgemini SE (France)	80
LIFE SCIENCES TOOLS & SERVICES—4.6%
1,100	Eurofins Scientific SE (France)	77
552	ICON PLC (United States)*	95
165	Lonza Group AG (Switzerland)	114
		286
METALS & MINING—2.4%
11,869	Norsk Hydro ASA (Norway)	80
979	Rio Tinto PLC ADR (Australia)[1]	70
		150
OIL, GAS & CONSUMABLE FUELS—3.7%
2,849	Equinor ASA ADR (Norway)[1]	68
4,726	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	55
2,783	Shell PLC (United States)	104
		227
PHARMACEUTICALS—3.3%
473	Merck KGaA (Germany)	62
627	Novartis AG ADR (United States)[1]	77
198	Roche Holding AG (United States)	64
		203
PROFESSIONAL SERVICES—3.0%
1,232	Intertek Group PLC (United Kingdom)	82
2,332	RELX PLC (United Kingdom)	103
		185
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.7%
16,000	ASE Technology Holding Co. Ltd. (Taiwan)	129
165	ASML Holding NV (Netherlands)	175
2,000	MediaTek, Inc. (Taiwan)	85
9,900	SUMCO Corp. (Japan)	101
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	293
		783
SOFTWARE—1.6%
517	Check Point Software Technologies Ltd. (Israel)*	101

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
1,867	Samsung Electronics Co. Ltd. (South Korea)	$141
TOTAL COMMON STOCKS (Cost $5,370)		5,960
TOTAL INVESTMENTS—96.8% (Cost $5,370)		5,960
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		197
TOTAL NET ASSETS—100%		$6,157

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $88 or 1% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Disciplined Alpha LLC
Value and Cost in Thousands

COMMON STOCKS—111.7%
Shares		Value
AEROSPACE & DEFENSE—0.7%
472	Carpenter Technology Corp. [1]	$149
AIR FREIGHT & LOGISTICS—0.7%
886	CH Robinson Worldwide, Inc. [1]	136
BIOTECHNOLOGY—5.4%
584	AbbVie, Inc. [1]	127
407	Alnylam Pharmaceuticals, Inc. *,1	186
9,888	Apellis Pharmaceuticals, Inc. *	212
3,275	Exelixis, Inc. *	127
1,411	Gilead Sciences, Inc. [1]	169
2,246	Halozyme Therapeutics, Inc. *	146
1,342	Incyte Corp. *,1	126
		1,093
BROADLINE RETAIL—3.5%
267	Dillard’s, Inc. Class A1	160
1,397	eBay, Inc. [1]	114
1,999	Etsy, Inc. *,1	124
15,286	Macy’s, Inc. [1]	298
		696
CHEMICALS—0.7%
548	Ecolab, Inc. [1]	140
COMMUNICATIONS EQUIPMENT—3.0%
1,713	Arista Networks, Inc. *,1	270
893	Ciena Corp. *	170
840	Lumentum Holdings, Inc. *	169
		609
CONSTRUCTION MATERIALS—1.5%
1,223	CRH PLC [1]	146
505	Vulcan Materials Co. [1]	146
		292
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.6%
501	Casey’s General Stores, Inc. [1]	257
1,424	Dollar Tree, Inc. *	141
3,588	U.S. Foods Holding Corp. *,1	261
2,667	Walmart, Inc. [1]	270
		929
DIVERSIFIED CONSUMER SERVICES—1.1%
13,120	ADT, Inc. [1]	116
591	Grand Canyon Education, Inc. *	111
		227
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
1,863	AST SpaceMobile, Inc. *,1	150
6,605	AT&T, Inc. [1]	163
1,871	GCI Liberty, Inc. *	— [x]
		313
ELECTRIC UTILITIES—0.7%
1,890	Evergy, Inc. [1]	145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
1,699	Amphenol Corp. Class A1	237
3,382	Corning, Inc. [1]	301

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
2,574	Flex Ltd. *	$161
		699
ENERGY EQUIPMENT & SERVICES—3.9%
2,515	Baker Hughes Co. [1]	122
16,416	Halliburton Co. [1]	441
5,138	TechnipFMC PLC (United Kingdom)[1]	212
		775
ENTERTAINMENT—8.6%
667	Electronic Arts, Inc. [1]	133
1,687	Liberty Media Corp.-Liberty Formula One Class A*	153
1,127	Live Nation Entertainment, Inc. *,1	169
134	Netflix, Inc. *,1	150
1,166	Roku, Inc. *	124
223	Spotify Technology SA *,1	146
791	TKO Group Holdings, Inc. [1]	149
30,907	Warner Bros Discovery, Inc. *,1	694
		1,718
GAS UTILITIES—2.7%
839	Atmos Energy Corp. [1]	144
11,869	UGI Corp. [1]	397
		541
GROUND TRANSPORTATION—1.2%
2,422	Uber Technologies, Inc. *,1	234
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
1,921	Boston Scientific Corp. *,1	193
5,357	Envista Holdings Corp. *	109
294	IDEXX Laboratories, Inc. *,1	185
1,232	Medtronic PLC [1]	112
		599
HEALTH CARE PROVIDERS & SERVICES—7.0%
1,224	Cardinal Health, Inc. [1]	233
528	Cencora, Inc. [1]	178
1,574	CVS Health Corp. [1]	123
1,473	Encompass Health Corp.	168
280	HCA Healthcare, Inc. [1]	129
276	McKesson Corp. [1]	224
995	Quest Diagnostics, Inc.	175
896	Tenet Healthcare Corp. *	185
		1,415
HEALTH CARE TECHNOLOGY—4.5%
44,153	Certara, Inc. *	514
3,227	Doximity, Inc. Class A*	213
588	Veeva Systems, Inc. Class A*,1	171
		898
HOTELS, RESTAURANTS & LEISURE—5.9%
37	Booking Holdings, Inc. [1]	188
1,551	Boyd Gaming Corp. [1]	121
356	Domino’s Pizza, Inc. [1]	142
852	DoorDash, Inc. Class A*,1	217
532	Expedia Group, Inc. [1]	117
560	Hilton Worldwide Holdings, Inc. [1]	144
420	Royal Caribbean Cruises Ltd. [1]	120

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
2,300	Viking Holdings Ltd. *,1	$140
		1,189
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.7%
9,641	AES Corp.	134
13,356	Clearway Energy, Inc. Class A	400
		534
INTERACTIVE MEDIA & SERVICES—0.5%
504	Reddit, Inc. Class A*,1	105
IT SERVICES—2.6%
653	Cloudflare, Inc. Class A*,1	165
692	International Business Machines Corp. [1]	213
548	Snowflake, Inc. *,1	151
		529
LIFE SCIENCES TOOLS & SERVICES—4.2%
10,856	10X Genomics, Inc. Class A*	148
388	Bio-Rad Laboratories, Inc. Class A*	124
1,174	Charles River Laboratories International, Inc. *	211
400	Medpace Holdings, Inc. *,1	234
8,135	Sotera Health Co. *	135
		852
MEDIA—0.7%
2,785	Trade Desk, Inc. Class A*	140
METALS & MINING—7.3%
9,045	Alcoa Corp.	333
6,672	Anglogold Ashanti PLC (United Kingdom)[1]	454
2,167	MP Materials Corp. *,1	137
2,537	Newmont Corp. [1]	205
1,069	Royal Gold, Inc. [1]	187
1,068	Southern Copper Corp. (Peru)	148
		1,464
MULTI-UTILITIES—1.5%
3,861	CenterPoint Energy, Inc. [1]	148
3,644	NiSource, Inc. [1]	153
		301
OIL, GAS & CONSUMABLE FUELS—3.2%
10,604	Antero Midstream Corp. [1]	183
3,733	HF Sinclair Corp. [1]	193
770	Marathon Petroleum Corp. [1]	150
749	Valero Energy Corp. [1]	127
		653
PASSENGER AIRLINES—3.4%
41,070	American Airlines Group, Inc. *,1	539
2,409	Delta Air Lines, Inc. [1]	138
		677

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—3.1%
6,594	Elanco Animal Health, Inc. *,1	$146
1,596	Johnson & Johnson [1]	301
4,624	Royalty Pharma PLC Class A1	174
		621
SOFTWARE—8.8%
194	AppLovin Corp. Class A*,1	124
388	Autodesk, Inc. *,1	117
883	Guidewire Software, Inc. *,1	206
721	Palantir Technologies, Inc. Class A*,1	145
2,406	Pegasystems, Inc. [1]	153
651	PTC, Inc. *,1	129
4,182	RingCentral, Inc. Class A*	126
30,977	UiPath, Inc. Class A*,1	491
3,023	Unity Software, Inc. *,1	115
1,860	Zoom Communications, Inc. *,1	162
		1,768
SPECIALTY RETAIL—6.2%
687	AutoNation, Inc. *,1	137
28	AutoZone, Inc. *,1	103
15,272	Bath & Body Works, Inc. [1]	374
700	Carvana Co. *,1	215
1,089	O’Reilly Automotive, Inc. *,1	103
895	TJX Cos., Inc. [1]	125
1,000	Williams-Sonoma, Inc. [1]	194
		1,251
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
1,545	Pure Storage, Inc. Class A*	152
851	Sandisk Corp. *	170
2,016	Western Digital Corp.	303
		625
WIRELESS TELECOMMUNICATION SERVICES—0.6%
2,624	Millicom International Cellular SA (Sweden)	124
TOTAL COMMON STOCKS (Cost $18,922)		22,441

EXCHANGE-TRADED FUNDS—6.2%

CAPITAL MARKETS—6.2%
14,078	iShares Silver Trust *,1	620
1,695	SPDR Gold Shares *,1	624
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,050)		1,244
TOTAL INVESTMENTS—117.9% (Cost $19,972)		23,685
CASH AND OTHER ASSETS, LESS LIABILITIES—(17.9)%		(3,596)
TOTAL NET ASSETS—100%		$20,089

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT
Value and Cost in Thousands

COMMON STOCKS—(63.0)%
Shares		Value
BIOTECHNOLOGY—(3.5)%
(10,744)	Moderna, Inc. *	$(292)
(629)	Regeneron Pharmaceuticals, Inc.	(410)
(702)
BROADLINE RETAIL—(1.9)%
(1,561)	Amazon.com, Inc. *	(381)
CHEMICALS—(1.3)%
(4,386)	Eastman Chemical Co.	(261)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(1.4)%
(3,536)	Sprouts Farmers Market, Inc. *	(279)
CONTAINERS & PACKAGING—(2.4)%
(11,851)	Sonoco Products Co.	(481)
ELECTRIC UTILITIES—(1.9)%
(992)	Constellation Energy Corp.	(374)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—(1.4)%
(1,077)	Zebra Technologies Corp. Class A*	(290)
GROUND TRANSPORTATION—(3.6)%
(2,879)	Old Dominion Freight Line, Inc.	(404)
(1,110)	Saia, Inc. *	(325)
(729)
HEALTH CARE EQUIPMENT & SUPPLIES—(3.1)%
(3,886)	Cooper Cos., Inc. *	(271)
(5,032)	Inspire Medical Systems, Inc. *	(363)
(634)
HEALTH CARE PROVIDERS & SERVICES—(2.2)%
(8,682)	Acadia Healthcare Co., Inc. *	(187)
(1,705)	Molina Healthcare, Inc. *	(261)
(448)
HOTELS, RESTAURANTS & LEISURE—(4.7)%
(6,376)	Cava Group, Inc. *	(343)
(3,583)	Choice Hotels International, Inc.	(333)
(3,714)	Light & Wonder, Inc. *	(270)
(946)

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—(1.7)%
(528)	Meta Platforms, Inc. Class A	$(342)
IT SERVICES—(1.5)%
(4,789)	Globant SA *	(295)
MEDIA—(1.4)%
(1,217)	Charter Communications, Inc. Class A*	(285)
OIL, GAS & CONSUMABLE FUELS—(15.9)%
(14,849)	Antero Resources Corp. *	(459)
(17,401)	Civitas Resources, Inc.	(502)
(21,193)	Coterra Energy, Inc.	(501)
(8,627)	Devon Energy Corp.	(280)
(2,311)	Diamondback Energy, Inc.	(331)
(12,238)	Matador Resources Co.	(483)
(5,264)	ONEOK, Inc.	(353)
(1,828)	Targa Resources Corp.	(281)
(3,190)
PASSENGER AIRLINES—(2.3)%
(10,869)	Alaska Air Group, Inc. *	(454)
PHARMACEUTICALS—(1.5)%
(341)	Eli Lilly & Co.	(294)
SOFTWARE—(6.1)%
(1,094)	Adobe, Inc. *	(372)
(20,923)	Confluent, Inc. Class A*	(489)
(19,973)	SentinelOne, Inc. Class A*	(357)
(1,218)
SPECIALTY RETAIL—(5.2)%
(1,021)	Burlington Stores, Inc. *	(279)
(10,674)	CarMax, Inc. *	(447)
(1,911)	RH *	(330)
(1,056)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $14,240)		(12,659)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $14,240)		$(12,659)

PURCHASED OPTIONS

PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
ProShares UltraPro QQQ	$80.00	06/18/2026	200	$2,334	$192	$171
ProShares UltraPro QQQ	80.00	03/20/2026	286	3,338	193	149
Total Put Purchased Options					$385	$320

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
GameStop Corp.*	1,770	$32.00	10/30/2026	$—	$5
FAIR VALUE MEASUREMENTS
As of October 31, 2025, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of October 31, 2025, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $18,159.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—3.8%
11,795	Axon Enterprise, Inc. *	$8,637
87,114	Boeing Co. *	17,512
50,664	General Electric Co.	15,652
		41,801
AUTOMOBILES—3.3%
79,196	Tesla, Inc. *	36,158
BANKS—1.0%
20,268	JPMorgan Chase & Co.	6,306
318,711	NU Holdings Ltd. Class A (Brazil)*	5,134
		11,440
BEVERAGES—0.3%
55,820	Coca-Cola Co.	3,846
BIOTECHNOLOGY—1.1%
19,633	Alnylam Pharmaceuticals, Inc. *	8,953
8,571	Vertex Pharmaceuticals, Inc. *	3,648
		12,601
BROADLINE RETAIL—7.2%
299,280	Amazon.com, Inc. *	73,090
2,896	MercadoLibre, Inc. (Brazil)*	6,740
		79,830
CAPITAL MARKETS—0.7%
4,063	Goldman Sachs Group, Inc.	3,207
14,154	KKR & Co., Inc.	1,675
6,384	LPL Financial Holdings, Inc.	2,409
		7,291
COMMUNICATIONS EQUIPMENT—1.0%
69,917	Arista Networks, Inc. *	11,025
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
12,352	Costco Wholesale Corp.	11,258
104,155	Walmart, Inc.	10,539
		21,797
ELECTRIC UTILITIES—1.1%
32,032	Constellation Energy Corp.	12,076
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
42,369	Amphenol Corp. Class A	5,904
ENTERTAINMENT—5.3%
36,908	Netflix, Inc. *	41,295
13,519	Spotify Technology SA *	8,859
68,593	Walt Disney Co.	7,725
		57,879
FINANCIAL SERVICES—3.1%
31,765	Apollo Global Management, Inc.	3,949
39,803	Mastercard, Inc. Class A	21,971
103,411	Toast, Inc. Class A*	3,737
13,610	Visa, Inc. Class A	4,637
		34,294

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—1.0%
108,469	Uber Technologies, Inc. *	$10,467
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
23,708	Boston Scientific Corp. *	2,388
27,556	Dexcom, Inc. *	1,604
60,316	Edwards Lifesciences Corp. *	4,973
65,245	GE HealthCare Technologies, Inc.	4,890
4,185	Intuitive Surgical, Inc. *	2,236
		16,091
HEALTH CARE TECHNOLOGY—0.4%
16,860	Veeva Systems, Inc. Class A*	4,910
HOTELS, RESTAURANTS & LEISURE—0.4%
18,857	Hilton Worldwide Holdings, Inc.	4,846
INSURANCE—0.2%
9,976	Progressive Corp.	2,055
INTERACTIVE MEDIA & SERVICES—9.2%
184,110	Alphabet, Inc. Class A	51,770
75,899	Meta Platforms, Inc. Class A	49,209
		100,979
IT SERVICES—3.1%
25,546	Cloudflare, Inc. Class A*	6,471
76,429	Shopify, Inc. Class A (Canada)*	13,288
52,258	Snowflake, Inc. *	14,364
		34,123
LIFE SCIENCES TOOLS & SERVICES—1.5%
40,481	Agilent Technologies, Inc.	5,925
20,714	Danaher Corp.	4,461
11,411	Thermo Fisher Scientific, Inc.	6,475
		16,861
OIL, GAS & CONSUMABLE FUELS—0.3%
17,171	Cheniere Energy, Inc.	3,640
PHARMACEUTICALS—2.5%
40,793	AstraZeneca PLC ADR (United Kingdom)[1]	3,362
28,539	Eli Lilly & Co.	24,625
		27,987
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—21.1%
23,579	Advanced Micro Devices, Inc. *	6,039
184,806	Broadcom, Inc.	68,310
81,053	Lam Research Corp.	12,763
671,066	NVIDIA Corp.	135,884
13,885	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,171
32,344	Texas Instruments, Inc.	5,222
		232,389
SOFTWARE—16.5%
17,434	AppLovin Corp. Class A*	11,111
52,002	Cadence Design Systems, Inc. *	17,612
22,382	Crowdstrike Holdings, Inc. Class A*	12,154
16,799	Datadog, Inc. Class A*	2,735
17,990	HubSpot, Inc. *	8,850
192,223	Microsoft Corp.	99,535

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
42,656	Oracle Corp.	$11,202
35,473	Palo Alto Networks, Inc. *	7,813
7,716	Salesforce, Inc.	2,009
3,470	ServiceNow, Inc. *	3,190
15,400	Zscaler, Inc. *	5,099
		181,310
SPECIALIZED REITS—0.4%
22,388	American Tower Corp.	4,007
SPECIALTY RETAIL—1.4%
243,393	Industria de Diseno Textil SA ADR (Spain)[1]	3,359
25,791	O’Reilly Automotive, Inc. *	2,435
66,925	TJX Cos., Inc.	9,379
		15,173

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.7%
312,065	Apple, Inc.	$84,373
TEXTILES, APPAREL & LUXURY GOODS—1.1%
35,387	adidas AG ADR (Germany)[1]	3,359
138,993	NIKE, Inc. Class B	8,978
		12,337
TOTAL COMMON STOCKS (Cost $779,050)		1,087,490
TOTAL INVESTMENTS—98.7% (Cost $779,050)		1,087,490
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		13,825
TOTAL NET ASSETS—100%		$1,101,315

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—6.4%
184	General Dynamics Corp.	$63
1,122	Hexcel Corp.	80
404	Woodward, Inc.	106
		249
AIR FREIGHT & LOGISTICS—1.7%
437	CH Robinson Worldwide, Inc.	67
BANKS—3.2%
600	East West Bancorp, Inc.	61
499	Wintrust Financial Corp.	65
		126
BUILDING PRODUCTS—2.1%
1,260	Masco Corp.	82
CAPITAL MARKETS—7.5%
362	Houlihan Lokey, Inc.	65
443	Intercontinental Exchange, Inc.	65
500	Raymond James Financial, Inc.	79
698	Stifel Financial Corp.	83
		292
CHEMICALS—3.8%
563	Albemarle Corp.	56
558	Eastman Chemical Co.	33
1,105	Scotts Miracle-Gro Co.	59
		148
COMMERCIAL SERVICES & SUPPLIES—2.2%
412	Republic Services, Inc.	86
CONSTRUCTION & ENGINEERING—1.7%
99	EMCOR Group, Inc.	67
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
647	Sysco Corp.	48
CONTAINERS & PACKAGING—2.3%
265	Packaging Corp. of America	52
1,090	Sealed Air Corp.	36
		88
ELECTRICAL EQUIPMENT—2.7%
1,502	Sensata Technologies Holding PLC	48
306	Vertiv Holdings Co. Class A	59
		107
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
481	Arrow Electronics, Inc. *	54
462	Keysight Technologies, Inc. *	84
		138
ENERGY EQUIPMENT & SERVICES—1.4%
919	Helmerich & Payne, Inc.	24
859	SLB Ltd.	31
		55
FINANCIAL SERVICES—1.1%
540	Global Payments, Inc.	42

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—1.6%
1,775	CSX Corp.	$64
HEALTH CARE PROVIDERS & SERVICES—4.9%
232	Cencora, Inc.	78
1,290	Centene Corp. *	46
255	Labcorp Holdings, Inc.	65
		189
HOTELS, RESTAURANTS & LEISURE—1.8%
385	Darden Restaurants, Inc.	69
HOUSEHOLD DURABLES—1.7%
454	DR Horton, Inc.	68
INDUSTRIAL REITS—0.8%
2,541	Americold Realty Trust, Inc.	33
INSURANCE—4.8%
194	Progressive Corp.	40
429	Reinsurance Group of America, Inc.	78
280	RenaissanceRe Holdings Ltd. (Bermuda)	71
		189
IT SERVICES—3.4%
684	Akamai Technologies, Inc. *	51
589	Twilio, Inc. Class A*	80
		131
LIFE SCIENCES TOOLS & SERVICES—7.6%
470	Agilent Technologies, Inc.	69
170	Bio-Rad Laboratories, Inc. Class A*	54
455	IQVIA Holdings, Inc. *	99
1,580	Qiagen NV	74
		296
MACHINERY—6.0%
196	Cummins, Inc.	86
393	Dover Corp.	71
223	Snap-on, Inc.	75
		232
MULTI-UTILITIES—1.9%
658	WEC Energy Group, Inc.	73
OFFICE REITS—1.5%
810	BXP, Inc.	58
OIL, GAS & CONSUMABLE FUELS—1.9%
2,131	Coterra Energy, Inc.	50
764	Murphy Oil Corp.	22
		72
PROFESSIONAL SERVICES—1.3%
238	Broadridge Financial Solutions, Inc.	52
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
738	CBRE Group, Inc. Class A*	112
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
217	Applied Materials, Inc.	50
962	Entegris, Inc.	88

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
896	Skyworks Solutions, Inc.	$70
		208
SOFTWARE—2.0%
170	Synopsys, Inc. *	77
SPECIALIZED REITS—1.1%
220	SBA Communications Corp.	42
SPECIALTY RETAIL—5.1%
426	Ross Stores, Inc.	68
396	TJX Cos., Inc.	56
143	Ulta Beauty, Inc. *	74
		198

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.5%
376	GATX Corp.	$59
TOTAL COMMON STOCKS (Cost $3,512)		3,817
TOTAL INVESTMENTS—97.9% (Cost $3,512)		3,817
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		83
TOTAL NET ASSETS—100%		$3,900

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—2.6%
306	Huntington Ingalls Industries, Inc.	$99
AUTOMOBILE COMPONENTS—1.3%
1,143	BorgWarner, Inc.	49
BANKS—6.3%
1,222	Bank OZK	55
596	Pinnacle Financial Partners, Inc.	51
671	Popular, Inc. (Puerto Rico)	75
1,053	Webster Financial Corp.	60
		241
BUILDING PRODUCTS—1.3%
787	Masco Corp.	51
CAPITAL MARKETS—9.1%
183	FactSet Research Systems, Inc.	49
716	Intercontinental Exchange, Inc.	105
564	Raymond James Financial, Inc.	89
903	Stifel Financial Corp.	107
		350
CHEMICALS—4.1%
412	Albemarle Corp.	41
566	CF Industries Holdings, Inc.	47
477	Eastman Chemical Co.	28
752	Scotts Miracle-Gro Co.	40
		156
CONSTRUCTION MATERIALS—1.4%
249	Eagle Materials, Inc.	53
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
649	Sysco Corp.	48
CONTAINERS & PACKAGING—1.5%
892	Sealed Air Corp.	30
633	Sonoco Products Co.	26
		56
DISTRIBUTORS—1.1%
1,342	LKQ Corp.	43
ELECTRICAL EQUIPMENT—3.5%
796	NEXTracker, Inc. Class A*	81
385	Regal Rexnord Corp.	54
		135
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.7%
1,172	Avnet, Inc.	57
2,611	Flex Ltd. *	163
		220
ENERGY EQUIPMENT & SERVICES—1.4%
3,665	NOV, Inc.	54
FINANCIAL SERVICES—1.3%
663	Global Payments, Inc.	52
GAS UTILITIES—1.7%
390	Atmos Energy Corp.	67

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—2.9%
2,004	CSX Corp.	$72
1,768	Schneider National, Inc. Class B	38
		110
HEALTH CARE PROVIDERS & SERVICES—3.4%
860	Centene Corp. *	30
123	Humana, Inc.	34
259	Labcorp Holdings, Inc.	66
		130
HEALTH CARE REITS—0.5%
369	Alexandria Real Estate Equities, Inc.	21
HOTELS, RESTAURANTS & LEISURE—5.1%
490	Darden Restaurants, Inc.	88
373	Royal Caribbean Cruises Ltd.	107
		195
HOUSEHOLD DURABLES—1.6%
419	DR Horton, Inc.	62
INSURANCE—5.5%
379	Progressive Corp.	78
380	Reinsurance Group of America, Inc.	69
246	RenaissanceRe Holdings Ltd. (Bermuda)	63
		210
IT SERVICES—1.2%
602	Akamai Technologies, Inc. *	45
LIFE SCIENCES TOOLS & SERVICES—3.2%
295	Charles River Laboratories International, Inc. *	53
331	IQVIA Holdings, Inc. *	72
		125
MACHINERY—6.6%
279	Cummins, Inc.	122
925	Flowserve Corp.	63
204	Snap-on, Inc.	69
		254
MULTI-UTILITIES—1.5%
511	WEC Energy Group, Inc.	57
OFFICE REITS—3.5%
719	BXP, Inc.	51
2,210	Vornado Realty Trust	84
		135
OIL, GAS & CONSUMABLE FUELS—2.7%
1,732	Murphy Oil Corp.	49
804	ONEOK, Inc.	54
		103
PROFESSIONAL SERVICES—1.5%
259	Broadridge Financial Solutions, Inc.	57
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
644	CBRE Group, Inc. Class A*	98

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RESIDENTIAL REITS—1.3%
197	Essex Property Trust, Inc.	$50
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
274	Applied Materials, Inc.	64
1,520	ON Semiconductor Corp. *	76
		140
SOFTWARE—3.1%
261	Synopsys, Inc. *	118
SPECIALTY RETAIL—3.8%
1,260	Bath & Body Works, Inc.	31
303	Ross Stores, Inc.	48
469	TJX Cos., Inc.	66
		145

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.6%
398	GATX Corp.	$62
TOTAL COMMON STOCKS (Cost $3,514)		3,791
TOTAL INVESTMENTS—98.6% (Cost $3,514)		3,791
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		53
TOTAL NET ASSETS—100%		$3,844

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.7%
Shares		Value
COMMODITY FUNDS—6.4%
6,466	SPDR Gold MiniShares Trust *	$512
EQUITY FUNDS—71.9%
3,120	Communication Services Select Sector SPDR Fund	358
6,101	Financial Select Sector SPDR Fund	320
11,250	Franklin FTSE Japan ETF	401
6,450	Franklin FTSE United Kingdom ETF	211
834	Health Care Select Sector SPDR Fund	120
2,769	iShares Core MSCI EAFE ETF	244
11,551	iShares Core MSCI Emerging Markets ETF	789
3,793	iShares Core S&P 500 ETF	2,599
797	iShares Russell 2000 ETF	196
6,271	Vanguard FTSE Europe ETF	504
		5,742
FIXED INCOME FUNDS—21.4%
3,584	iShares Broad USD Investment Grade Corporate Bond ETF	187

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
2,103	iShares MBS ETF	$201
1,416	iShares TIPS Bond ETF	158
22,902	State Street SPDR Portfolio High Yield Bond ETF	545
5,871	Vanguard Emerging Markets Government Bond ETF	399
3,839	Vanguard Long-Term Treasury ETF	220
		1,710
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,333)		7,964
TOTAL INVESTMENTS—99.7% (Cost $7,333)		7,964
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		23
TOTAL NET ASSETS—100%		$7,987

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AIR FREIGHT & LOGISTICS—0.7%
577,400	JD Logistics, Inc. (China)*,1	$941
AUTOMOBILES—5.6%
54,526	Kia Corp. (South Korea)	4,589
536,272	Tata Motors Passenger Vehicles Ltd. (India)	2,477
		7,066
BANKS—15.6%
105,311	Al Rajhi Bank (Saudi Arabia)	2,968
1,631,232	Banco de Chile (Chile)	282
5,448,550	Bank of China Ltd. Class H (China)	3,085
3,098,656	China Construction Bank Corp. Class H (China)	3,071
60,449	Commercial International Bank - Egypt (CIB) (Egypt)	135
1,369	Credicorp Ltd. (Peru)	357
35,424	Eurobank Ergasias Services & Holdings SA (Greece)	133
117,197	Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,100
16,102	ICICI Bank Ltd. (India)	244
4,879	Komercni Banka AS (Czech Republic)	250
379,422	Kuwait Finance House KSCP (Kuwait)	993
623,746	Malayan Banking Bhd. (Malaysia)	1,470
33,047	National Bank of Greece SA (Greece)	486
205,856	Nedbank Group Ltd. (South Africa)	2,804
3,739	OTP Bank Nyrt (Hungary)	357
55,520	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,138
161,619	Qatar National Bank QPSC (Qatar)	821
		19,694
BEVERAGES—0.9%
111,100	Arca Continental SAB de CV (Mexico)	1,075
BIOTECHNOLOGY—0.7%
82,000	Innovent Biologics, Inc. (China)*,1	918
CAPITAL MARKETS—2.5%
51,478	HDFC Asset Management Co. Ltd. (India)[1]	3,117
CHEMICALS—1.4%
64,611	Asian Paints Ltd. (India)	1,825
CONSUMER FINANCE—0.2%
8,625	Qfin Holdings, Inc. ADR (China)[2]	208
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
396,000	Alibaba Health Information Technology Ltd. (China)*	295
53,385	Bid Corp. Ltd. (South Africa)	1,321
225,300	JD Health International, Inc. (China)*,1	1,760
		3,376
CONTAINERS & PACKAGING—0.7%
275,341	Klabin SA (Brazil)	923
DIVERSIFIED REITS—0.1%
100,600	Fibra Uno Administracion SA de CV (Mexico)	147
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
184,282	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	973

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—3.5%
163,500	Sungrow Power Supply Co. Ltd. Class A (China)	$4,362
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
243,969	Hon Hai Precision Industry Co. Ltd. (Taiwan)	2,044
ENTERTAINMENT—3.5%
1,696	Krafton, Inc. (South Korea)*	329
181,378	Tencent Music Entertainment Group ADR (China)[2]	4,048
		4,377
GAS UTILITIES—1.6%
2,184,000	Kunlun Energy Co. Ltd. (China)	2,007
HOTELS, RESTAURANTS & LEISURE—1.8%
165,823	Eternal Ltd. (India)*	594
119,412	Meituan Class B (China)*,1	1,567
45,600	Tongcheng Travel Holdings Ltd. (China)	126
		2,287
HOUSEHOLD DURABLES—6.1%
18,893	Dixon Technologies India Ltd. (India)	3,297
71,105	LG Electronics, Inc. (South Korea)	4,372
		7,669
INDUSTRIAL CONGLOMERATES—1.6%
13,092	Samsung C&T Corp. (South Korea)	2,077
INSURANCE—2.8%
750,656	China Life Insurance Co. Ltd. Class H (China)	2,369
465,904	PICC Property & Casualty Co. Ltd. Class H (China)	1,101
		3,470
MACHINERY—1.2%
507,632	Tata Motors Ltd. (India)*	1,491 [x]
METALS & MINING—2.9%
114,115	JSW Steel Ltd. (India)	1,553
464,000	MMG Ltd. (China)*	413
1,993,807	NMDC Ltd. (India)	1,700
		3,666
OIL, GAS & CONSUMABLE FUELS—3.1%
203,400	Dian Swastatika Sentosa Tbk. PT (Indonesia)*	1,034
1,421,155	PTT PCL (Thailand)	1,352
176,758	Saudi Arabian Oil Co. (Saudi Arabia)[1]	1,221
208,000	United Tractors Tbk. PT (Indonesia)	336
		3,943
PASSENGER AIRLINES—1.5%
1,158,642	Eva Airways Corp. (Taiwan)	1,364
77,403	Turk Hava Yollari AO (Turkey)	537
		1,901
PHARMACEUTICALS—3.5%
55,097	SK Biopharmaceuticals Co. Ltd. (South Korea)*	4,467
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
222,611	Emaar Properties PJSC (United Arab Emirates)	861
65,200	KE Holdings, Inc. Class A (China)	369

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
1,096,198	SM Prime Holdings, Inc. (Philippines)	$417
		1,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.2%
41,504	Alchip Technologies Ltd. (Taiwan)	4,718
76,730	Global Unichip Corp. (Taiwan)	3,819
103,761	MediaTek, Inc. (Taiwan)	4,422
26,611	Montage Technology Co. Ltd. Class A (China)	510
41,732	Realtek Semiconductor Corp. (Taiwan)	699
		14,168
SPECIALTY RETAIL—0.3%
13,800	Pop Mart International Group Ltd. (China)[1]	394
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—14.1%
187,619	Asustek Computer, Inc. (Taiwan)	4,254
12,807	King Slide Works Co. Ltd. (Taiwan)	1,712
2,896,047	Lenovo Group Ltd. (China)	4,234
23,605	Wiwynn Corp. (Taiwan)	3,352
762,837	Xiaomi Corp. Class B (China)*,1	4,241
		17,793
WIRELESS TELECOMMUNICATION SERVICES—6.4%
185,198	Bharti Airtel Ltd. (India)	4,300
839,200	TIM SA (Brazil)	3,789
		8,089
TOTAL COMMON STOCKS (Cost $109,905)		126,115

PREFERRED STOCKS—0.6%
Shares		Value
BANKS—0.4%
15,734	Grupo Cibest SA (Colombia)	$230
39,500	Itau Unibanco Holding SA (Brazil)	289
		519
CHEMICALS—0.2%
3,851	Sociedad Quimica y Minera de Chile SA Class B (Chile)*	186
TOTAL PREFERRED STOCKS (Cost $582)		705
TOTAL INVESTMENTS—100.5% (Cost $110,487)		126,820
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(613)
TOTAL NET ASSETS—100%		$126,207

FAIR VALUE MEASUREMENTS
As of October 31, 2025, the investment in Tata Motors Ltd. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 12/18/2024 (Commencement of Operations) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2025 (000s)	Unrealized Gain/(Loss) as of 10/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$1,491	$—	$1,491	$112
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tata Motors Ltd. (India)*	$1,491	Market Approach	Theoretical price derived from change in value of the parent company	INR 260.75

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $14,159 or 11% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
INR
Indian Rupee
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—0.2%
1,205	Airbus SE (France)	$296
AUTOMOBILE COMPONENTS—2.8%
271,104	Denso Corp. (Japan)	3,802
AUTOMOBILES—2.8%
57,096	Mercedes-Benz Group AG (Germany)	3,699
BANKS—9.3%
13,228	Banco Bilbao Vizcaya Argentaria SA (Spain)	266
43,896	Banco BPM SpA (Italy)	638
219,990	Banco Santander SA (Spain)	2,238
330,467	Barclays PLC (United Kingdom)	1,767
10	DBS Group Holdings Ltd. (Singapore)	—
2,273	KBC Group NV (Belgium)	273
21,711	Royal Bank of Canada (Canada)	3,181
34,241	Societe Generale SA (France)	2,165
27,395	UniCredit SpA (Italy)	2,022
		12,550
BIOTECHNOLOGY—3.2%
123,060	Swedish Orphan Biovitrum AB (Sweden)*	4,238
CAPITAL MARKETS—5.0%
48,634	3i Group PLC (United Kingdom)	2,811
7,743	EQT AB (Sweden)	269
6,185	Futu Holdings Ltd. ADR (Hong Kong)[1]	1,231
187,300	Singapore Exchange Ltd. (Singapore)	2,436
		6,747
CHEMICALS—0.4%
7,002	Akzo Nobel NV (Netherlands)	464
16	Nitto Denko Corp. (Japan)	—
		464
COMMERCIAL SERVICES & SUPPLIES—1.5%
120,961	Brambles Ltd. (Australia)	1,968
COMMUNICATIONS EQUIPMENT—0.9%
114,678	Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,156
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.6%
57,577	George Weston Ltd. (Canada)	3,501
DIVERSIFIED CONSUMER SERVICES—0.5%
52,130	Pearson PLC (United Kingdom)	726
ELECTRICAL EQUIPMENT—1.1%
7,236	ABB Ltd. (Switzerland)	537
43,216	Vestas Wind Systems AS (Denmark)	880
		1,417
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
8,800	Keyence Corp. (Japan)	3,276
ENTERTAINMENT—3.5%
55,708	Nintendo Co. Ltd. (Japan)	4,716
FINANCIAL SERVICES—0.5%
122,831	Nexi SpA (Italy)[2]	647

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—0.0%
4	Yakult Honsha Co. Ltd. (Japan)	$—
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
12,122	Sonova Holding AG (Switzerland)	3,293
10,327	Straumann Holding AG (Switzerland)	1,296
		4,589
HOTELS, RESTAURANTS & LEISURE—0.3%
5,811	Amadeus IT Group SA (Spain)	444
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
36,559	Brookfield Renewable Corp. (Canada)	1,583
INDUSTRIAL CONGLOMERATES—0.8%
2,645	Siemens AG (Germany)	749
9,178	Smiths Group PLC (United Kingdom)	303
		1,052
INSURANCE—9.6%
4,776	Ageas SA (Belgium)	316
135,835	Aviva PLC (United Kingdom)	1,193
11,209	AXA SA (France)	486
52,551	Manulife Financial Corp. (Canada)	1,701
544,030	Medibank Pvt Ltd. (Australia)	1,737
1,006	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	622
199,398	Sampo OYJ Class A (Finland)	2,222
12,647	Sun Life Financial, Inc. (Canada)	769
77,833	Suncorp Group Ltd. (Australia)	999
4,028	Zurich Insurance Group AG (Switzerland)	2,798
		12,843
MARINE TRANSPORTATION—3.5%
136,800	Nippon Yusen KK (Japan)	4,732
METALS & MINING—7.3%
292,503	BlueScope Steel Ltd. (Australia)	4,383
164,839	Glencore PLC (United Kingdom)*	789
67,386	Lundin Gold, Inc. (Canada)	4,581
		9,753
MULTI-UTILITIES—1.3%
751,452	Centrica PLC (United Kingdom)	1,770
OIL, GAS & CONSUMABLE FUELS—3.7%
326,399	BP PLC (United Kingdom)	1,897
43,325	Enbridge, Inc. (Canada)	2,020
55,321	Galp Energia SGPS SA (Portugal)	1,109
		5,026
PASSENGER AIRLINES—0.5%
136,900	Singapore Airlines Ltd. (Singapore)	697
PERSONAL CARE PRODUCTS—3.4%
11,049	L’Oreal SA (France)	4,619
PHARMACEUTICALS—4.0%
20,958	AstraZeneca PLC (United Kingdom)	3,433
2,035	Ipsen SA (France)	286
5,120	Roche Holding AG (United States)	1,647
		5,366

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—1.8%
48,404	Recruit Holdings Co. Ltd. (Japan)	$2,421
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
130,910	CapitaLand Investment Ltd. (Singapore)	266
20	Daito Trust Construction Co. Ltd. (Japan)	—
24,500	Sun Hung Kai Properties Ltd. (Hong Kong)	298
		564
RETAIL REITS—0.2%
8,313	Klepierre SA (France)	318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
1,028	ASML Holding NV (Netherlands)	1,088
17,900	Lasertec Corp. (Japan)	3,300
		4,388
SOFTWARE—3.9%
13,183	Check Point Software Technologies Ltd. (Israel)*	2,580
10,164	SAP SE (Germany)	2,629
		5,209
TEXTILES, APPAREL & LUXURY GOODS—1.3%
29,480	Moncler SpA (Italy)	1,767
TRADING COMPANIES & DISTRIBUTORS—9.4%
33,012	AerCap Holdings NV (Ireland)	4,299

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
97,859	Rexel SA (France)	$3,384
162,014	Toyota Tsusho Corp. (Japan)	4,959
		12,642
WIRELESS TELECOMMUNICATION SERVICES—2.0%
6,814	SoftBank Group Corp. (Japan)	1,196
1,235,692	Vodafone Group PLC (United Kingdom)	1,496
		2,692
TOTAL COMMON STOCKS (Cost $113,291)		131,678

PREFERRED STOCKS—1.9%

(Cost $2,401)
AUTOMOBILES—1.9%
24,920	Volkswagen AG (Germany)	2,592
TOTAL INVESTMENTS—99.9% (Cost $115,692)		134,270
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		105
TOTAL NET ASSETS—100%		$134,375

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $647 or less than 1% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—2.6%
16,122	General Dynamics Corp.	$5,560
17,297	General Electric Co.	5,344
773	HEICO Corp.	246
17,348	L3Harris Technologies, Inc.	5,015
		16,165
AUTOMOBILE COMPONENTS—0.5%
10,045	Aptiv PLC (Jersey)*	815
49,453	BorgWarner, Inc.	2,124
		2,939
AUTOMOBILES—3.2%
88,893	General Motors Co.	6,142
30,385	Tesla, Inc. *	13,872
		20,014
BANKS—3.6%
23,334	Commerce Bancshares, Inc.	1,228
25,380	JPMorgan Chase & Co.	7,896
2,417	M&T Bank Corp.	445
16,816	Popular, Inc. (Puerto Rico)	1,875
169,135	Regions Financial Corp.	4,093
77,236	Wells Fargo & Co.	6,717
		22,254
BEVERAGES—1.0%
42,651	PepsiCo, Inc.	6,231
BIOTECHNOLOGY—1.7%
5,244	AbbVie, Inc.	1,143
7,766	Amgen, Inc.	2,318
14,689	Gilead Sciences, Inc.	1,760
55,308	Incyte Corp. *	5,170
		10,391
BROADLINE RETAIL—4.3%
91,042	Amazon.com, Inc. *	22,234
52,781	eBay, Inc.	4,292
		26,526
BUILDING PRODUCTS—1.0%
65,136	Carrier Global Corp.	3,875
21,185	Johnson Controls International PLC	2,423
		6,298
CAPITAL MARKETS—2.6%
55,709	Bank of New York Mellon Corp.	6,013
6,179	Charles Schwab Corp.	584
13,035	Morgan Stanley	2,138
34,374	Northern Trust Corp.	4,423
27,972	State Street Corp.	3,235
		16,393
CHEMICALS—1.5%
68,310	Corteva, Inc.	4,197
66,000	DuPont de Nemours, Inc.	5,389
		9,586

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—1.2%
38,872	Arista Networks, Inc. *	$6,130
17,776	Cisco Systems, Inc.	1,299
		7,429
CONSTRUCTION & ENGINEERING—0.5%
22,176	AECOM	2,979
CONSTRUCTION MATERIALS—0.3%
5,930	Vulcan Materials Co.	1,717
CONSUMER FINANCE—1.2%
5,508	American Express Co.	1,987
72,878	Synchrony Financial	5,421
		7,408
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
9,233	Costco Wholesale Corp.	8,415
27,759	U.S. Foods Holding Corp. *	2,016
35,181	Walmart, Inc.	3,560
		13,991
ELECTRIC UTILITIES—1.7%
102,323	Exelon Corp.	4,719
10,650	NextEra Energy, Inc.	867
30,213	NRG Energy, Inc.	5,192
		10,778
ELECTRICAL EQUIPMENT—0.9%
25,889	AMETEK, Inc.	5,233
978	GE Vernova, Inc.	572
		5,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
2,583	TD SYNNEX Corp.	404
ENERGY EQUIPMENT & SERVICES—0.7%
92,515	Baker Hughes Co.	4,479
ENTERTAINMENT—1.2%
6,786	Netflix, Inc. *	7,593
FINANCIAL SERVICES—4.4%
9,994	Berkshire Hathaway, Inc. Class B*	4,773
16,762	Mastercard, Inc. Class A	9,252
42,588	PayPal Holdings, Inc. *	2,950
30,935	Visa, Inc. Class A	10,541
		27,516
FOOD PRODUCTS—0.3%
41,837	Tyson Foods, Inc. Class A	2,151
GAS UTILITIES—0.1%
7,754	National Fuel Gas Co.	612
GROUND TRANSPORTATION—0.1%
3,566	Uber Technologies, Inc. *	344
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
57,298	Boston Scientific Corp. *	5,771
52,595	Hologic, Inc. *	3,887

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
18,534	Medtronic PLC	$1,681
		11,339
HEALTH CARE PROVIDERS & SERVICES—1.7%
13,075	Cigna Group	3,196
7,373	McKesson Corp.	5,982
7,938	Tenet Healthcare Corp. *	1,639
		10,817
HOTELS, RESTAURANTS & LEISURE—0.8%
596	Booking Holdings, Inc.	3,026
6,363	Royal Caribbean Cruises Ltd.	1,825
		4,851
HOUSEHOLD DURABLES—0.3%
8,785	Garmin Ltd.	1,879
INSURANCE—2.4%
20,531	Allstate Corp.	3,932
22,284	Axis Capital Holdings Ltd.	2,087
35,869	Hartford Insurance Group, Inc.	4,454
8,475	Travelers Cos., Inc.	2,277
27,003	Unum Group	1,983
		14,733
INTERACTIVE MEDIA & SERVICES—7.9%
116,960	Alphabet, Inc. Class A	32,888
25,212	Meta Platforms, Inc. Class A	16,346
		49,234
IT SERVICES—0.5%
10,875	Snowflake, Inc. *	2,989
LIFE SCIENCES TOOLS & SERVICES—0.5%
20,708	Agilent Technologies, Inc.	3,031
MACHINERY—2.4%
2,457	Caterpillar, Inc.	1,418
22,712	Oshkosh Corp.	2,800
42,149	Pentair PLC	4,483
22,581	Westinghouse Air Brake Technologies Corp.	4,616
12,356	Xylem, Inc.	1,864
		15,181
MEDIA—0.4%
98,185	Comcast Corp. Class A	2,733
METALS & MINING—0.9%
67,094	Newmont Corp.	5,433
MULTI-UTILITIES—1.4%
43,998	Consolidated Edison, Inc.	4,286
34,028	DTE Energy Co.	4,612
		8,898
OIL, GAS & CONSUMABLE FUELS—1.4%
30,933	Chevron Corp.	4,879
22,357	EOG Resources, Inc.	2,366
4,660	Exxon Mobil Corp.	533
3,284	Marathon Petroleum Corp.	640
		8,418

COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—0.8%
71,439	Delta Air Lines, Inc.	$4,099
12,639	United Airlines Holdings, Inc. *	1,189
		5,288
PHARMACEUTICALS—2.7%
85,541	Bristol-Myers Squibb Co.	3,941
8,333	Eli Lilly & Co.	7,190
68,372	Merck & Co., Inc.	5,879
		17,010
PROFESSIONAL SERVICES—0.2%
25,516	Genpact Ltd.	973
RETAIL REITS—0.4%
15,491	Simon Property Group, Inc.	2,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—16.0%
13,994	Applied Materials, Inc.	3,262
59,428	Broadcom, Inc.	21,966
43,131	Lam Research Corp.	6,792
20,041	Micron Technology, Inc.	4,485
283,038	NVIDIA Corp.	57,312
31,216	QUALCOMM, Inc.	5,647
		99,464
SOFTWARE—11.8%
2,764	AppLovin Corp. Class A*	1,762
10,560	Autodesk, Inc. *	3,182
4,694	Cadence Design Systems, Inc. *	1,590
24,068	Elastic NV *	2,147
2,403	Guidewire Software, Inc. *	561
6,925	Intuit, Inc.	4,623
85,879	Microsoft Corp.	44,469
9,955	Oracle Corp.	2,614
17,486	Palantir Technologies, Inc. Class A*	3,505
39,897	RingCentral, Inc. Class A*	1,202
6,131	Salesforce, Inc.	1,597
4,419	ServiceNow, Inc. *	4,062
22,957	Zoom Communications, Inc. *	2,003
		73,317
SPECIALIZED REITS—0.3%
11,516	American Tower Corp.	2,061
SPECIALTY RETAIL—0.2%
4,551	Lowe’s Cos., Inc.	1,084
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.0%
161,579	Apple, Inc.	43,686
TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,943	Tapestry, Inc.	1,421
TOBACCO—1.0%
43,063	Philip Morris International, Inc.	6,215
TOTAL COMMON STOCKS (Cost $572,719)		622,781

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
EXCHANGE-TRADED FUNDS—0.0%
Shares		Value
(Cost $293)
CAPITAL MARKETS—0.0%
443	SPDR S&P 500 ETF Trust	$302
TOTAL INVESTMENTS—99.9% (Cost $573,012)		623,083
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		587
TOTAL NET ASSETS—100%		$623,670

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: BlueCove Limited
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—97.6%
Principal Amount		Value
AEROSPACE & DEFENSE—2.7%
$490	AAR Escrow Issuer LLC 6.750%—03/15/2029[1]	$506
800	Bombardier, Inc. 7.450%—05/01/2034[1]	891
800	Moog, Inc. 4.250%—12/15/2027[1]	793
	TransDigm, Inc.
700	4.625%—01/15/2029	689
500	4.875%—05/01/2029	496
600	6.375%—03/01/2029[1]	617
333	6.625%—03/01/2032[1]	345
		2,147
		4,337
AUTO COMPONENTS—0.4%
700	Aptiv Swiss Holdings Ltd. 6.875%—12/15/2054[2]	716
AUTOMOBILE COMPONENTS—0.8%
400	Garrett Motion Holdings, Inc./Garrett LX I SARL 7.750%—05/31/2032[1]	422
800	Phinia, Inc. 6.750%—04/15/2029[1]	826
		1,248
AUTOMOBILES—3.5%
	Allison Transmission, Inc.
1,716	3.750%—01/30/2031[1]	1,586
300	5.875%—06/01/2029[1]	303
		1,889
1,300	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	1,158
967	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	1,030
1,250	Nissan Motor Co. Ltd. 7.750%—07/17/2032[1]	1,321
400	Wabash National Corp. 4.500%—10/15/2028[1]	353
		5,751
BANKS—0.5%
800	Intesa Sanpaolo SpA 4.950%—06/01/2042[1,2]	684
100	UniCredit SpA 5.459%—06/30/2035[1,2]	101
		785
BUILDING PRODUCTS—0.7%
809	Griffon Corp. 5.750%—03/01/2028	810
488	JELD-WEN, Inc. 7.000%—09/01/2032[1]	403
		1,213

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—1.2%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
$1,000	9.000%—06/15/2030	$963
600	9.750%—01/15/2029	603
		1,566
425	StoneX Group, Inc. 7.875%—03/01/2031[1]	451
		2,017
CHEMICALS—1.2%
800	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	800
200	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	198
800	Rain Carbon, Inc. 12.250%—09/01/2029[1]	853
200	Tronox, Inc. 4.625%—03/15/2029[1]	123
		1,974
COMMERCIAL SERVICES & SUPPLIES—5.6%
700	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	701
525	APi Group DE, Inc. 4.125%—07/15/2029[1]	507
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
650	8.250%—01/15/2030[1]	664
912	8.375%—06/15/2032[1]	935
		1,599
600	Cimpress PLC 7.375%—09/15/2032[1]	611
	Deluxe Corp.
500	8.000%—06/01/2029[1]	496
490	8.125%—09/15/2029[1]	514
		1,010
500	GEO Group, Inc. 10.250%—04/15/2031	548
286	Hertz Corp. 12.625%—07/15/2029[1]	283
	Pitney Bowes, Inc.
400	6.875%—03/15/2027[1]	402
600	7.250%—03/15/2029[1]	608
		1,010
106	Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%—04/15/2026[1]	106
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	928
	Sabre GLBL, Inc.
353	10.750%—11/15/2029[1]	337
200	11.125%—07/15/2030[1]	189
		526
700	Steelcase, Inc. 5.125%—01/18/2029	685

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$900	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	$706
		9,220
COMMUNICATIONS EQUIPMENT—0.9%
600	Ciena Corp. 4.000%—01/31/2030[1]	577
1,000	Viasat, Inc. 7.500%—05/30/2031[1]	940
		1,517
CONSTRUCTION & ENGINEERING—2.1%
300	Arcosa, Inc. 4.375%—04/15/2029[1]	293
603	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%—02/01/2032[1]	609
650	Dycom Industries, Inc. 4.500%—04/15/2029[1]	637
575	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	557
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	782
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	496
		3,374
CONTAINERS & PACKAGING—0.2%
400	OI European Group BV 4.750%—02/15/2030[1]	377
DIVERSIFIED CONSUMER SERVICES—0.3%
600	Carriage Services, Inc. 4.250%—05/15/2029[1]	568
DIVERSIFIED FINANCIAL SERVICES—2.6%
400	Acadian Asset Management, Inc. 4.800%—07/27/2026	400
443	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	431
600	Credit Acceptance Corp. 6.625%—03/15/2030[1]	601
	Enova International, Inc.
850	9.125%—08/01/2029[1]	892
200	11.250%—12/15/2028[1]	212
		1,104
881	goeasy Ltd. 6.875%—05/15/2030-02/15/2031[1]	864
200	LD Holdings Group LLC 8.750%—11/01/2027[1]	198
600	OneMain Finance Corp. 6.500%—03/15/2033	599
		4,197
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
500	CommScope LLC 9.500%—12/15/2031[1]	510
1,100	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	1,166

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Hughes Satellite Systems Corp.
$1,000	5.250%—08/01/2026	$985
23	6.625%—08/01/2026	22
		1,007
500	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	472
		3,155
ELECTRIC UTILITIES—2.5%
300	Edison International 7.875%—06/15/2054[2]	309
	EUSHI Finance, Inc.
550	6.250%—04/01/2056[2]	548
675	7.625%—12/15/2054[2]	711
		1,259
	NRG Energy, Inc.
400	3.625%—02/15/2031[1]	373
1,100	5.750%—07/15/2029[1]	1,110
		1,483
	Vistra Operations Co. LLC
100	5.625%—02/15/2027[1]	100
900	7.750%—10/15/2031[1]	956
		1,056
		4,107
ELECTRICAL EQUIPMENT—0.2%
400	EnerSys 4.375%—12/15/2027[1]	395
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
600	TTM Technologies, Inc. 4.000%—03/01/2029[1]	580
ENERGY EQUIPMENT & SERVICES—1.5%
200	Bristow Group, Inc. 6.875%—03/01/2028[1]	201
500	Enerflex Ltd. 9.000%—10/15/2027[1]	512
1,618	Valaris Ltd. 8.375%—04/30/2030[1]	1,691
		2,404
ENTERTAINMENT—3.9%
255	AMC Entertainment Holdings, Inc. 7.500%—02/15/2029[1]	217
100	Churchill Downs, Inc. 5.500%—04/01/2027[1]	100
200	Light & Wonder International, Inc. 7.500%—09/01/2031[1]	208
	Live Nation Entertainment, Inc.
1,100	4.750%—10/15/2027[1]	1,097
500	6.500%—05/15/2027[1]	505
		1,602
400	Odeon Finco PLC 12.750%—11/01/2027[1]	414
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
1,000	4.625%—04/16/2029-04/06/2031[1]	874
350	8.450%—07/27/2030[1]	355
		1,229

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
$900	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	$721
	Warnermedia Holdings, Inc.
1,113	4.279%—03/15/2032	1,021
300	5.050%—03/15/2042	241
700	5.141%—03/15/2052	534
		1,796
		6,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.0%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	687
1,100	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	1,064
	Iron Mountain, Inc.
900	4.500%—02/15/2031[1]	864
200	5.250%—07/15/2030[1]	199
		1,063
600	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	594
	MPT Operating Partnership LP/MPT Finance Corp.
700	3.500%—03/15/2031	495
900	4.625%—08/01/2029	737
300	5.000%—10/15/2027	289
		1,521
		4,929
FINANCIAL SERVICES—0.4%
147	EZCORP, Inc. 7.375%—04/01/2032[1]	156
	OneMain Finance Corp.
200	4.000%—09/15/2030	186
300	5.375%—11/15/2029	298
		484
		640
FOOD & STAPLES RETAILING—0.2%
300	United Natural Foods, Inc. 6.750%—10/15/2028[1]	300
FOOD PRODUCTS—0.7%
	Post Holdings, Inc.
400	4.500%—09/15/2031[1]	376
150	4.625%—04/15/2030[1]	146
		522
	U.S. Foods, Inc.
200	4.750%—02/15/2029[1]	198
400	5.750%—04/15/2033[1]	406
		604
		1,126
HEALTH CARE PROVIDERS & SERVICES—2.6%
750	Charles River Laboratories International, Inc. 4.000%—03/15/2031[1]	708
390	DaVita, Inc. 3.750%—02/15/2031[1]	358

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$799	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	$824
	Encompass Health Corp.
1,200	4.500%—02/01/2028	1,192
700	4.625%—04/01/2031	683
		1,875
100	IQVIA, Inc. 5.000%—05/15/2027[1]	100
307	MPH Acquisition Holdings LLC 11.500%—12/31/2030[1]	332
		4,197
HOTELS, RESTAURANTS & LEISURE—4.0%
600	Boyd Gaming Corp. 4.750%—06/15/2031[1]	578
1,471	Carnival Corp. 5.875%—06/15/2031[1]	1,518
200	Full House Resorts, Inc. 8.250%—02/15/2028[1]	178
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	461
1,500	4.000%—05/01/2031[1]	1,427
		1,888
100	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%—07/01/2031[1]	93
	New Red Finance, Inc.
500	3.500%—02/15/2029[1]	482
141	3.875%—01/15/2028[1]	139
		621
	Royal Caribbean Cruises Ltd.
100	4.250%—07/01/2026[1]	100
1,100	5.500%—08/31/2026[1]	1,103
		1,203
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	202
100	Wyndham Hotels & Resorts, Inc. 4.375%—08/15/2028[1]	98
200	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%—05/15/2027[1]	200
		6,579
HOUSEHOLD DURABLES—1.8%
400	Beazer Homes USA, Inc. 7.250%—10/15/2029	406
200	Installed Building Products, Inc. 5.750%—02/01/2028[1]	201
600	M/I Homes, Inc. 4.950%—02/01/2028	598
300	Somnigroup International, Inc. 4.000%—04/15/2029[1]	289
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	400
1,000	TopBuild Corp. 5.625%—01/31/2034[1]	1,005
		2,899

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOUSEHOLD PRODUCTS—0.5%
$900	ACCO Brands Corp. 4.250%—03/15/2029[1]	$792
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
100	Clearway Energy Operating LLC 4.750%—03/15/2028[1]	99
INTERACTIVE MEDIA & SERVICES—1.4%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
750	3.500%—03/01/2029[1]	715
800	5.250%—12/01/2027[1]	801
		1,516
700	Snap, Inc. 6.875%—03/01/2033-03/15/2034[1]	716
		2,232
INTERNET & CATALOG RETAIL—1.5%
300	Cogent Communications Group LLC/Cogent Finance, Inc. 6.500%—07/01/2032[1]	287
	Match Group Holdings II LLC
300	3.625%—10/01/2031[1]	272
450	4.625%—06/01/2028[1]	444
500	5.625%—02/15/2029[1]	499
		1,215
	Rakuten Group, Inc.
700	9.750%—04/15/2029[1]	786
100	11.250%—02/15/2027[1]	108
		894
		2,396
IT SERVICES—2.1%
300	Science Applications International Corp. 4.875%—04/01/2028[1]	298
	Seagate Data Storage Technology Pte. Ltd.
600	4.091%—06/01/2029[1]	584
533	5.750%—12/01/2034[1]	546
900	9.625%—12/01/2032[1]	1,027
		2,157
	Twilio, Inc.
200	3.625%—03/15/2029	192
150	3.875%—03/15/2031	142
		334
548	Unisys Corp. 10.625%—01/15/2031[1]	583
		3,372
LEISURE PRODUCTS—1.3%
500	Amer Sports Co. 6.750%—02/16/2031[1]	521
600	Life Time, Inc. 6.000%—11/15/2031[1]	609
1,000	VOC Escrow Ltd. 5.000%—02/15/2028[1]	1,000
		2,130
LIFE SCIENCES TOOLS & SERVICES—0.2%
300	Charles River Laboratories International, Inc. 3.750%—03/15/2029[1]	288

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—1.9%
$1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	$1,372
500	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	371
238	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	211
500	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	526
600	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	580
		3,060
MEDIA—1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
104	4.250%—02/01/2031[1]	94
200	5.125%—05/01/2027[1]	199
		293
	CSC Holdings LLC
200	3.375%—02/15/2031[1]	121
300	5.500%—04/15/2027[1]	279
200	6.500%—02/01/2029[1]	138
200	11.750%—01/31/2029[1]	158
		696
	DISH DBS Corp.
300	5.125%—06/01/2029	259
300	5.250%—12/01/2026[1]	295
200	7.375%—07/01/2028	187
		741
200	News Corp. 3.875%—05/15/2029[1]	193
	Sinclair Television Group, Inc.
404	4.375%—12/31/2032[1]	297
297	5.500%—03/01/2030[1]	253
		550
		2,473
METALS & MINING—5.4%
500	Carpenter Technology Corp. 7.625%—03/15/2030	515
400	Coeur Mining, Inc. 5.125%—02/15/2029[1]	396
	Commercial Metals Co.
500	3.875%—02/15/2031	468
300	4.125%—01/15/2030	289
		757
257	Compass Minerals International, Inc. 8.000%—07/01/2030[1]	268
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	752
	Fortescue Treasury Pty. Ltd.
168	4.375%—04/01/2031[1]	163
50	5.875%—04/15/2030[1]	52
600	6.125%—04/15/2032[1]	626
		841
457	Hecla Mining Co. 7.250%—02/15/2028	461
567	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	575

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
METALS & MINING—Continued
$600	IAMGOLD Corp. 5.750%—10/15/2028[1]	$599
1,300	Mineral Resources Ltd. 9.250%—10/01/2028[1]	1,365
1,800	Novelis Corp. 4.750%—01/30/2030[1]	1,741
500	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	511
		8,781
OIL, GAS & CONSUMABLE FUELS—13.8%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	635
	AmeriGas Partners LP/AmeriGas Finance Corp.
300	5.750%—05/20/2027	301
1,000	9.375%—06/01/2028[1]	1,038
		1,339
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
800	5.375%—06/15/2029[1]	800
666	5.750%—01/15/2028[1]	668
		1,468
700	Baytex Energy Corp. 8.500%—04/30/2030[1]	718
	California Resources Corp.
492	7.000%—01/15/2034[1]	490
1,500	8.250%—06/15/2029[1]	1,561
		2,051
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
400	8.125%—01/15/2027[1]	400
400	9.750%—07/15/2028[1]	394
		794
200	Comstock Resources, Inc. 6.750%—03/01/2029[1]	199
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	594
900	8.500%—01/15/2029[1]	923
		1,517
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
300	7.125%—06/01/2028[1]	303
200	7.375%—06/30/2033[1]	203
1,600	8.625%—03/15/2029[1]	1,671
		2,177
	DT Midstream, Inc.
500	4.125%—06/15/2029[1]	490
387	4.375%—06/15/2031[1]	376
		866
300	Energy Transfer LP 8.000%—05/15/2054[2]	321
	Genesis Energy LP/Genesis Energy Finance Corp.
900	7.750%—02/01/2028	906
400	8.250%—01/15/2029	418
		1,324

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	$423
100	Hess Midstream Operations LP 6.500%—06/01/2029[1]	104
	Murphy Oil USA, Inc.
100	3.750%—02/15/2031[1]	93
100	4.750%—09/15/2029	99
		192
266	New Fortress Energy, Inc. 8.750%—03/15/2029[1]	27
400	Noble Finance II LLC 8.000%—04/15/2030[1]	415
	PBF Holding Co. LLC/PBF Finance Corp.
100	6.000%—02/15/2028	99
800	7.875%—09/15/2030[1]	804
1,124	9.875%—03/15/2030[1]	1,193
		2,096
	PG&E Corp.
559	5.000%—07/01/2028	556
569	5.250%—07/01/2030	563
371	7.375%—03/15/2055[2]	382
		1,501
387	Saturn Oil & Gas, Inc. 9.625%—06/15/2029[1]	392
700	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	654
	Talos Production, Inc.
1,000	9.000%—02/01/2029[1]	1,029
700	9.375%—02/01/2031[1]	717
		1,746
498	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	460
136	W&T Offshore, Inc. 10.750%—02/01/2029[1]	128
1,021	Weatherford International Ltd. 6.750%—10/15/2033[1]	1,044
		22,591
PAPER & FOREST PRODUCTS—0.1%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	166
PASSENGER AIRLINES—1.1%
1,118	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	1,100
700	United Airlines, Inc. 4.625%—04/15/2029[1]	694
		1,794
PHARMACEUTICALS—2.0%
300	Amneal Pharmaceuticals LLC 6.875%—08/01/2032[1]	315
	Bausch Health Cos., Inc.
300	4.875%—06/01/2028[1]	273
200	5.250%—02/15/2031[1]	135
100	6.250%—02/15/2029[1]	82
600	14.000%—10/15/2030[1]	609
		1,099

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	HLF Financing SARL LLC/Herbalife International, Inc.
$500	4.875%—06/01/2029[1]	$442
200	12.250%—04/15/2029[1]	217
		659
	Organon & Co./Organon Foreign Debt Co-Issuer BV
900	5.125%—04/30/2031[1]	691
700	7.875%—05/15/2034[1]	546
		1,237
		3,310
PROFESSIONAL SERVICES—0.7%
400	KBR, Inc. 4.750%—09/30/2028[1]	393
800	TriNet Group, Inc. 3.500%—03/01/2029[1]	752
		1,145
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
350	5.250%—04/15/2030[1]	322
188	9.750%—04/15/2030[1]	205
		527
300	Five Point Operating Co. LP 8.000%—10/01/2030[1]	307
	Howard Hughes Corp.
400	4.125%—02/01/2029[1]	385
900	4.375%—02/01/2031[1]	849
		1,234
		2,068
ROAD & RAIL—0.3%
500	RXO, Inc. 7.500%—11/15/2027[1]	511
SOFTWARE—3.8%
430	CoreWeave, Inc. 9.000%—02/01/2031[1]	432
200	Elastic NV 4.125%—07/15/2029[1]	193
	Fair Isaac Corp.
1,000	4.000%—06/15/2028[1]	982
400	5.250%—05/15/2026[1]	401
		1,383
200	Gen Digital, Inc. 6.750%—09/30/2027[1]	203
600	Open Text Corp. 3.875%—02/15/2028[1]	585
700	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	669
500	Pagaya U.S. Holdings Co. LLC 8.875%—08/01/2030[1]	454
700	PTC, Inc. 4.000%—02/15/2028[1]	690
1,200	ROBLOX Corp. 3.875%—05/01/2030[1]	1,149
400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	378
		6,136

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—9.6%
	Advance Auto Parts, Inc.
$300	3.900%—04/15/2030	$275
471	7.000%—08/01/2030[1]	476
500	7.375%—08/01/2033[1]	507
		1,258
692	Arko Corp. 5.125%—11/15/2029[1]	579
400	Bath & Body Works, Inc. 6.750%—07/01/2036	415
300	Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.125%—04/15/2029[1]	266
2,124	Carvana Co. 9.000%—06/01/2031[1]	2,366
400	Ferrellgas LP/Ferrellgas Finance Corp. 9.250%—01/15/2031[1]	404
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	592
700	5.625%—01/01/2030[1]	703
500	6.875%—03/01/2032[1]	519
		1,814
700	FTAI Aviation Investors LLC 7.000%—05/01/2031-06/15/2032[1]	733
	Gap, Inc.
500	3.625%—10/01/2029[1]	471
800	3.875%—10/01/2031[1]	733
		1,204
	Kohl’s Corp.
500	5.125%—05/01/2031	390
300	5.550%—07/17/2045	196
150	10.000%—06/01/2030[1]	163
		749
	Macy’s Retail Holdings LLC
300	4.300%—02/15/2043	218
300	5.125%—01/15/2042	245
300	6.125%—03/15/2032[1]	302
800	7.375%—08/01/2033[1]	844
		1,609
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	192
600	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	569
700	Upbound Group, Inc. 6.375%—02/15/2029[1]	679
	Wayfair LLC
1,197	7.250%—10/31/2029[1]	1,241
973	7.750%—09/15/2030[1]	1,029
		2,270
	Yum! Brands, Inc.
200	5.350%—11/01/2043	197
335	6.875%—11/15/2037	375
		572
		15,679

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
	Xerox Holdings Corp.
$450	5.500%—08/15/2028[1]	$215
256	8.875%—11/30/2029[1]	112
		327
TEXTILES, APPAREL & LUXURY GOODS—1.1%
	Crocs, Inc.
300	4.125%—08/15/2031[1]	276
100	4.250%—03/15/2029[1]	96
		372
600	Under Armour, Inc. 7.250%—07/15/2030[1]	594
950	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	871
		1,837
TOBACCO—0.3%
500	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	531

Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—1.4%
$700	Alta Equipment Group, Inc. 9.000%—06/01/2029[1]	$635
650	RB Global Holdings, Inc. 6.750%—03/15/2028[1]	665
900	Resideo Funding, Inc. 6.500%—07/15/2032[1]	922
		2,222
WIRELESS TELECOMMUNICATION SERVICES—0.2%
307	Level 3 Financing, Inc. 3.625%—01/15/2029[1]	277
Total Corporate Bonds & Notes (Cost $155,845)		159,109
TOTAL INVESTMENTS—97.6% (Cost $155,845)		159,109
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		3,954
TOTAL NET ASSETS—100.0%		$163,063

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $133,860 or 82% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: BlueCove Limited
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—93.8%
Principal Amount		Value
AEROSPACE & DEFENSE—3.2%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$206
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	193
100	5.900%—02/01/2027	102
		295
200	Moog, Inc. 4.250%—12/15/2027[1]	199
	TransDigm, Inc.
200	4.875%—05/01/2029	198
200	6.375%—03/01/2029[1]	206
		404
		1,104
AUTOMOBILES—3.0%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	277
100	Ford Motor Co. 6.100%—08/19/2032	103
300	Ford Motor Credit Co. LLC 5.113%—05/03/2029	299
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	105
229	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	244
		1,028
BANKS—0.5%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	190
BROADLINE RETAIL—0.8%
300	Prosus NV 3.061%—07/13/2031[1]	273
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	198
200	Lennox International, Inc. 5.500%—09/15/2028	207
200	NVR, Inc. 3.000%—05/15/2030	190
		595
CAPITAL MARKETS—0.6%
200	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	193
CHEMICALS—1.8%
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	99
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	320
200	Yara International ASA 3.148%—06/04/2030[1]	188
		607

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—5.4%
$200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	$200
200	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.375%—06/15/2032[1]	205
300	Deluxe Corp. 8.000%—06/01/2029[1]	298
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	202
100	GEO Group, Inc. 10.250%—04/15/2031	110
	Pitney Bowes, Inc.
100	6.875%—03/15/2027[1]	101
200	7.250%—03/15/2029[1]	203
		304
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	293
100	Republic Services, Inc. 1.750%—02/15/2032	86
100	TR Finance LLC 3.350%—05/15/2026	99
100	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	78
		1,875
COMMUNICATIONS EQUIPMENT—1.8%
100	Cisco Systems, Inc. 4.950%—02/26/2031	103
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	181
100	4.600%—02/23/2028	101
		282
150	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	151
100	Viasat, Inc. 7.500%—05/30/2031[1]	94
		630
CONSTRUCTION & ENGINEERING—2.4%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	195
104	Dycom Industries, Inc. 4.500%—04/15/2029[1]	102
100	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	97
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	224
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	198
		816
CONTAINERS & PACKAGING—0.6%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	100
100	CCL Industries, Inc. 3.050%—06/01/2030[1]	94
		194

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—1.9%
$100	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	$97
200	Credit Acceptance Corp. 6.625%—03/15/2030[1]	200
200	Enova International, Inc. 9.125%—08/01/2029[1]	210
149	goeasy Ltd. 6.875%—02/15/2031[1]	146
		653
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	101
DIVERSIFIED TELECOMMUNICATION SERVICES—2.7%
300	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	318
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	353
100	EchoStar Corp. 10.750%—11/30/2029	110
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	99
55	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	52
		932
ELECTRIC UTILITIES—1.6%
100	Alexander Funding Trust II 7.467%—07/31/2028[1]	107
100	American Electric Power Co., Inc. 5.800%—03/15/2056[2]	100
100	Edison International 7.875%—06/15/2054[2]	103
	EUSHI Finance, Inc.
100	6.250%—04/01/2056[2]	100
35	7.625%—12/15/2054[2]	37
		137
100	Pacific Gas & Electric Co. 3.300%—12/01/2027	98
		545
ELECTRICAL EQUIPMENT—0.3%
100	EnerSys 4.375%—12/15/2027[1]	99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	TTM Technologies, Inc. 4.000%—03/01/2029[1]	193
ENTERTAINMENT—3.3%
300	Flutter Treasury DAC 5.875%—06/04/2031[1]	304
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	202
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	181
300	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	240
234	Warnermedia Holdings, Inc. 4.279%—03/15/2032	214
		1,141

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
$200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	$196
	MPT Operating Partnership LP/MPT Finance Corp.
93	3.500%—03/15/2031	66
300	4.625%—08/01/2029	246
		312
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	198
		706
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	192
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	306
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
100	Stryker Corp. 3.375%—11/01/2025	100
HEALTH CARE PROVIDERS & SERVICES—1.9%
88	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	91
300	HCA, Inc. 3.125%—03/15/2027	296
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	183
100	Universal Health Services, Inc. 1.650%—09/01/2026	98
		668
HOTELS, RESTAURANTS & LEISURE—3.6%
	Carnival Corp.
300	4.000%—08/01/2028[1]	295
237	5.875%—06/15/2031[1]	245
		540
	Las Vegas Sands Corp.
200	3.500%—08/18/2026	198
100	6.000%—06/14/2030	105
		303
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	197
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	99
100	Royal Caribbean Cruises Ltd. 5.625%—09/30/2031[1]	102
		1,241
HOUSEHOLD DURABLES—0.4%
132	TopBuild Corp. 5.625%—01/31/2034[1]	133
HOUSEHOLD PRODUCTS—0.3%
100	ACCO Brands Corp. 4.250%—03/15/2029[1]	88
INTERACTIVE MEDIA & SERVICES—0.8%
300	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	286

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—3.8%
$200	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	$196
100	Crane NXT Co. 4.200%—03/15/2048	71
300	International Business Machines Corp. 3.500%—05/15/2029	294
200	Leidos, Inc. 4.375%—05/15/2030	200
	Seagate Data Storage Technology Pte. Ltd.
133	5.750%—12/01/2034[1]	136
200	9.625%—12/01/2032[1]	228
		364
200	VeriSign, Inc. 2.700%—06/15/2031	182
		1,307
MACHINERY—1.1%
100	IDEX Corp. 3.000%—05/01/2030	94
300	Vertiv Group Corp. 4.125%—11/15/2028[1]	296
		390
MEDIA—2.2%
300	News Corp. 3.875%—05/15/2029[1]	289
300	RELX Capital, Inc. 4.000%—03/18/2029	299
196	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	167
		755
METALS & MINING—3.6%
100	Coeur Mining, Inc. 5.125%—02/15/2029[1]	99
	Commercial Metals Co.
100	3.875%—02/15/2031	94
100	4.125%—01/15/2030	96
100	4.375%—03/15/2032	95
		285
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	150
200	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	203
200	IAMGOLD Corp. 5.750%—10/15/2028[1]	200
200	Novelis Corp. 4.750%—01/30/2030[1]	193
100	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	102
		1,232
OIL, GAS & CONSUMABLE FUELS—12.5%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	212
200	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	208
200	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750%—10/15/2033[1]	200

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$100	Antero Resources Corp. 5.375%—03/01/2030[1]	$101
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	200
300	California Resources Corp. 8.250%—06/15/2029[1]	312
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	100
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	308
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	101
200	8.625%—03/15/2029[1]	209
		310
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	194
200	Enbridge, Inc. 6.000%—01/15/2077[2]	201
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	100
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	211
200	HF Sinclair Corp. 5.750%—01/15/2031	207
100	Kinder Morgan, Inc. 5.000%—02/01/2029	102
200	MPLX LP 2.650%—08/15/2030	184
	PBF Holding Co. LLC/PBF Finance Corp.
200	7.875%—09/15/2030[1]	201
158	9.875%—03/15/2030[1]	168
		369
100	Suncor Energy, Inc. 7.150%—02/01/2032	112
	Talos Production, Inc.
100	9.000%—02/01/2029[1]	103
100	9.375%—02/01/2031[1]	102
		205
100	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%—01/15/2032	95
100	TC PipeLines LP 3.900%—05/25/2027	100
149	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	138
139	Weatherford International Ltd. 6.750%—10/15/2033[1]	142
		4,311
PAPER & FOREST PRODUCTS—0.2%
100	Mercer International, Inc. 12.875%—10/01/2028[1]	83
PASSENGER AIRLINES—1.9%
182	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	183
300	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	302

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
$100	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	$98
68	United Airlines Pass-Through Trust 5.875%—04/15/2029	70
		653
PHARMACEUTICALS—1.2%
200	Cencora, Inc. 2.700%—03/15/2031	184
100	HLF Financing SARL LLC/Herbalife International, Inc. 4.875%—06/01/2029[1]	88
200	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%—05/15/2034[1]	156
		428
PROFESSIONAL SERVICES—2.0%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	95
200	4.500%—07/01/2028[1]	198
		293
100	KBR, Inc. 4.750%—09/30/2028[1]	98
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	282
		673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
	Broadcom, Inc.
300	1.950%—02/15/2028	286
100	4.000%—04/15/2029[1]	100
		386
100	Entegris, Inc. 4.750%—04/15/2029[1]	100
200	NVIDIA Corp. 2.850%—04/01/2030	191
100	Qorvo, Inc. 3.375%—04/01/2031[1]	92
200	Texas Instruments, Inc. 2.250%—09/04/2029	188
		957
SOFTWARE—6.0%
300	AppLovin Corp. 5.125%—12/01/2029	306
200	Autodesk, Inc. 2.400%—12/15/2031	178
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	190
100	CoreWeave, Inc. 9.000%—02/01/2031[1]	100
100	Fair Isaac Corp. 4.000%—06/15/2028[1]	98
300	Open Text Corp. 6.900%—12/01/2027[1]	313
	Oracle Corp.
100	6.150%—11/09/2029	106
200	6.250%—11/09/2032	214
		320
300	ROBLOX Corp. 3.875%—05/01/2030[1]	287

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
$300	Salesforce, Inc. 1.950%—07/15/2031	$267
		2,059
SPECIALTY RETAIL—6.6%
265	Advance Auto Parts, Inc. 7.000%—08/01/2030[1]	268
200	Arko Corp. 5.125%—11/15/2029[1]	167
315	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	337
100	Gap, Inc. 3.875%—10/01/2031[1]	92
400	Home Depot, Inc. 3.250%—04/15/2032	375
80	Kohl’s Corp. 5.125%—05/01/2031	62
	Macy’s Retail Holdings LLC
175	6.125%—03/15/2032[1]	176
100	7.375%—08/01/2033[1]	105
		281
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	291
300	Wayfair LLC 7.250%—10/31/2029[1]	311
100	Yum! Brands, Inc. 5.350%—11/01/2043	98
		2,282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
100	Western Digital Corp. 2.850%—02/01/2029	95
TEXTILES, APPAREL & LUXURY GOODS—0.4%
100	Tapestry, Inc. 5.100%—03/11/2030	103
44	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	40
		143
TOBACCO—4.2%
	Altria Group, Inc.
100	2.450%—02/04/2032	88
300	4.800%—02/14/2029	305
		393
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	207
300	Japan Tobacco, Inc. 5.250%—06/15/2030[1]	311
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	414
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	106
		1,431
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	201

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	T-Mobile USA, Inc.
$200	2.550%—02/15/2031	$182
200	2.625%—02/15/2029	190
		372
Total Corporate Bonds & Notes (Cost $31,406)		32,261
TOTAL INVESTMENTS—93.8% (Cost $31,406)		32,261
CASH AND OTHER ASSETS, LESS LIABILITIES—6.2%		2,147
TOTAL NET ASSETS—100.0%		$34,408

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 Year	33	12/19/2025	$3,718	$25
U.S. Treasury Note Futures 2 Year	39	12/31/2025	8,122	(3)
U.S. Treasury Note Futures 5 Year	48	12/31/2025	5,242	6
Total Futures Contracts				$ 28

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit DCX North American Investment Grade Index Series 45	Sell	1.000%	12/20/2030	0.527%	Quarterly	$4,200	$97	$97	$—
ICE Clear Credit LLC	Markit CDX North American High Yield Index Series 45	Sell	5.000%	12/20/2030	3.293%	Quarterly	1,300	102	99	3
Total Centrally Cleared Credit Default Swaps										$3
FAIR VALUE MEASUREMENTS
As of October 31, 2025, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $19,886 or 58% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—10.7%
864	Hexcel Corp.	$62
298	Huntington Ingalls Industries, Inc.	96
389	Moog, Inc. Class A	80
460	Woodward, Inc.	120
		358
AUTOMOBILE COMPONENTS—1.8%
1,382	BorgWarner, Inc.	59
BANKS—5.0%
510	East West Bancorp, Inc.	52
1,059	Webster Financial Corp.	60
435	Wintrust Financial Corp.	57
		169
BUILDING PRODUCTS—1.9%
962	A.O. Smith Corp.	63
CAPITAL MARKETS—5.0%
436	Houlihan Lokey, Inc.	78
575	Raymond James Financial, Inc.	91
		169
CHEMICALS—6.0%
448	Albemarle Corp.	44
601	Cabot Corp.	40
972	CF Industries Holdings, Inc.	81
586	Eastman Chemical Co.	35
		200
COMMERCIAL SERVICES & SUPPLIES—1.9%
314	Republic Services, Inc.	65
CONSTRUCTION & ENGINEERING—4.0%
86	EMCOR Group, Inc.	58
186	Valmont Industries, Inc.	77
		135
CONSUMER FINANCE—1.9%
413	FirstCash Holdings, Inc.	65
CONTAINERS & PACKAGING—1.1%
933	Sonoco Products Co.	38
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
443	Arrow Electronics, Inc. *	49
176	Teledyne Technologies, Inc. *	93
		142
ENERGY EQUIPMENT & SERVICES—2.5%
3,289	Archrock, Inc.	83
FINANCIAL SERVICES—1.3%
301	WEX, Inc. *	44
GAS UTILITIES—1.8%
3,193	MDU Resources Group, Inc.	61
GROUND TRANSPORTATION—2.2%
446	Ryder System, Inc.	75

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
633	CONMED Corp.	$28
875	Hologic, Inc. *	65
		93
HEALTH CARE PROVIDERS & SERVICES—1.0%
977	Centene Corp. *	35
HOTELS, RESTAURANTS & LEISURE—3.5%
328	Darden Restaurants, Inc.	59
800	Papa John’s International, Inc.	41
1,165	Penn Entertainment, Inc. *	19
		119
HOUSEHOLD DURABLES—1.6%
349	DR Horton, Inc.	52
INSURANCE—2.3%
426	Reinsurance Group of America, Inc.	78
IT SERVICES—1.2%
551	Akamai Technologies, Inc. *	41
LIFE SCIENCES TOOLS & SERVICES—6.2%
2,879	Avantor, Inc. *	34
187	Bio-Rad Laboratories, Inc. Class A*	60
322	Charles River Laboratories International, Inc. *	58
1,213	Qiagen NV	57
		209
MACHINERY—4.7%
403	Albany International Corp. Class A	23
439	Middleby Corp. *	55
236	Snap-on, Inc.	79
		157
MULTI-UTILITIES—1.6%
461	WEC Energy Group, Inc.	52
OFFICE REITS—2.8%
770	BXP, Inc.	55
1,349	COPT Defense Properties	38
		93
PROFESSIONAL SERVICES—2.5%
107	CACI International, Inc. Class A*	60
574	Insperity, Inc.	25
		85
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.0%
662	CBRE Group, Inc. Class A*	101
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.6%
561	Cirrus Logic, Inc. *	75
1,197	FormFactor, Inc. *	66
68	Monolithic Power Systems, Inc.	68
943	ON Semiconductor Corp. *	47
		256
SOFTWARE—2.9%
2,112	Box, Inc. Class A*	68

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
62	Synopsys, Inc. *	$28
		96
SPECIALIZED REITS—1.6%
270	SBA Communications Corp.	52
TRADING COMPANIES & DISTRIBUTORS—2.3%
490	GATX Corp.	77
TOTAL COMMON STOCKS (Cost $3,039)		3,322
TOTAL INVESTMENTS—98.9% (Cost $3,039)		3,322
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		36
TOTAL NET ASSETS—100%		$3,358

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—4.5%
243	Huntington Ingalls Industries, Inc.	$78
528	Moog, Inc. Class A	108
		186
AUTOMOBILE COMPONENTS—0.8%
767	BorgWarner, Inc.	33
BANKS—9.5%
710	Pinnacle Financial Partners, Inc.	60
726	Popular, Inc. (Puerto Rico)	81
559	UMB Financial Corp.	60
2,002	United Bankshares, Inc.	72
820	Webster Financial Corp.	47
2,544	WesBanco, Inc.	76
		396
BUILDING PRODUCTS—1.6%
1,051	Masco Corp.	68
CAPITAL MARKETS—3.7%
342	Raymond James Financial, Inc.	54
839	Stifel Financial Corp.	100
		154
CHEMICALS—2.5%
671	Cabot Corp.	45
452	Eastman Chemical Co.	27
551	Scotts Miracle-Gro Co.	30
		102
COMMUNICATIONS EQUIPMENT—2.4%
2,715	Digi International, Inc. *	100
CONSTRUCTION MATERIALS—1.4%
269	Eagle Materials, Inc.	57
CONSUMER FINANCE—2.0%
517	FirstCash Holdings, Inc.	82
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.5%
1,055	Performance Food Group Co. *	102
CONTAINERS & PACKAGING—1.9%
1,458	Sealed Air Corp.	49
713	Sonoco Products Co.	29
		78
DISTRIBUTORS—0.8%
1,105	LKQ Corp.	35
ELECTRICAL EQUIPMENT—8.6%
295	Acuity, Inc.	108
1,077	Atkore, Inc.	75
1,180	NEXTracker, Inc. Class A*	119
394	Regal Rexnord Corp.	55
		357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—12.5%
661	Advanced Energy Industries, Inc.	134
1,534	Avnet, Inc.	74
2,785	Flex Ltd. *	174

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
1,003	Sanmina Corp. *	$138
		520
ENERGY EQUIPMENT & SERVICES—1.7%
4,830	NOV, Inc.	70
FINANCIAL SERVICES—1.2%
350	WEX, Inc. *	51
FOOD PRODUCTS—1.7%
2,221	Darling Ingredients, Inc. *	71
GAS UTILITIES—3.9%
469	Atmos Energy Corp.	80
4,316	MDU Resources Group, Inc.	83
		163
GROUND TRANSPORTATION—1.2%
2,260	Schneider National, Inc. Class B	48
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
571	CONMED Corp.	25
HEALTH CARE REITS—0.7%
478	Alexandria Real Estate Equities, Inc.	28
HOTEL & RESORT REITS—0.6%
2,466	Pebblebrook Hotel Trust	26
HOTELS, RESTAURANTS & LEISURE—1.3%
287	Darden Restaurants, Inc.	52
HOUSEHOLD DURABLES—1.4%
391	DR Horton, Inc.	58
INDUSTRIAL REITS—3.0%
363	EastGroup Properties, Inc.	63
1,644	STAG Industrial, Inc.	63
		126
INSURANCE—3.8%
487	Reinsurance Group of America, Inc.	89
269	RenaissanceRe Holdings Ltd. (Bermuda)	68
		157
LIFE SCIENCES TOOLS & SERVICES—1.2%
276	Charles River Laboratories International, Inc. *	50
MACHINERY—5.5%
788	Albany International Corp. Class A	44
515	Middleby Corp. *	64
223	Snap-on, Inc.	75
560	Timken Co.	44
		227
OFFICE REITS—2.5%
2,694	Vornado Realty Trust	102
OIL, GAS & CONSUMABLE FUELS—3.3%
466	Diamondback Energy, Inc.	67
2,525	Murphy Oil Corp.	71
		138

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.5%
326	TriNet Group, Inc.	$20
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.7%
745	CBRE Group, Inc. Class A*	114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
650	Entegris, Inc.	60
SOFTWARE—1.7%
155	Synopsys, Inc. *	70
SPECIALTY RETAIL—0.8%
1,302	Bath & Body Works, Inc.	32

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.1%
559	GATX Corp.	$88
TOTAL COMMON STOCKS (Cost $3,590)		4,046
TOTAL INVESTMENTS—97.5% (Cost $3,590)		4,046
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		103
TOTAL NET ASSETS—100%		$4,149

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AUTOMOBILES—2.6%
338	Tesla, Inc. *	$154
BIOTECHNOLOGY—0.4%
56	Vertex Pharmaceuticals, Inc. *	24
BROADLINE RETAIL—5.6%
1,347	Amazon.com, Inc. *	329
COMMUNICATIONS EQUIPMENT—2.5%
944	Arista Networks, Inc. *	149
ELECTRIC UTILITIES—1.6%
252	Constellation Energy Corp.	95
ELECTRICAL EQUIPMENT—0.8%
800	Schneider Electric SE ADR[1]	45
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
275	Keysight Technologies, Inc. *	50
ENTERTAINMENT—2.7%
142	Netflix, Inc. *	159
FINANCIAL SERVICES—1.1%
117	Mastercard, Inc. Class A	65
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
437	Edwards Lifesciences Corp. *	36
170	Intuitive Surgical, Inc. *	91
		127
HOTELS, RESTAURANTS & LEISURE—1.0%
238	Airbnb, Inc. Class A*	30
1,258	Navan, Inc. Class A*	26
		56
INTERACTIVE MEDIA & SERVICES—8.5%
1,140	Alphabet, Inc. Class A	321
279	Meta Platforms, Inc. Class A	181
		502
IT SERVICES—4.8%
684	Shopify, Inc. Class A (Canada)*	119
602	Snowflake, Inc. *	165
		284
PHARMACEUTICALS—2.8%
885	AstraZeneca PLC ADR (United Kingdom)[1]	73

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
718	UCB SA ADR (Belgium)[1]	$92
		165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—31.3%
450	Advanced Micro Devices, Inc. *	115
365	Analog Devices, Inc.	86
387	ARM Holdings PLC ADR*,1	66
68	ASML Holding NV New York Registry Shares (Netherlands)	72
1,076	Broadcom, Inc.	398
475	Impinj, Inc. *	96
1,136	Lam Research Corp.	179
840	Lattice Semiconductor Corp. *	61
2,446	NVIDIA Corp.	495
421	Onto Innovation, Inc. *	57
736	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	221
		1,846
SOFTWARE—23.6%
223	AppLovin Corp. Class A*	142
243	Cadence Design Systems, Inc. *	82
214	Crowdstrike Holdings, Inc. Class A*	116
124	CyberArk Software Ltd. *	65
659	Datadog, Inc. Class A*	107
167	HubSpot, Inc. *	82
667	Intapp, Inc. *	26
772	Microsoft Corp.	400
201	Monday.com Ltd. *	41
60	Oracle Corp.	16
237	Palo Alto Networks, Inc. *	52
357	Salesforce, Inc.	93
1,559	Samsara, Inc. Class A*	63
119	ServiceNow, Inc. *	109
		1,394
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.5%
1,643	Apple, Inc.	444
TOTAL COMMON STOCKS (Cost $4,489)		5,888
TOTAL INVESTMENTS—99.8% (Cost $4,489)		5,888
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		11
TOTAL NET ASSETS—100%		$5,899

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES—October 31, 2025

(All amounts in thousands, except per share amounts)

	Harbor Active Small Cap ETF	Harbor Alpha Layering ETF (Consolidated)	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF
Assets
Investments, at identified cost	$21,488	$2,424	$4,799	$1,930	$9,271
Investments, at value	$20,844	$2,535	$5,129	$1,799	$9,146
Cash	1,037	1,261	1	14	5
Due from broker	—	348	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $0, $0, $0, $67, $3, $0, $0, $0, $4,174 and $22)	—	—	—	—	—
Receivables for:
Investment sold	44	—	—	—	—
Capital shares sold	—	—	—	—	—
Dividends	3	—	5	8	3
Interest	—	—	—	—	—
Variation margin on futures contracts	—	1	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	—	—	—	—
Total Assets	21,928	4,145	5,135	1,821	9,154
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	11	—	—	14	—
Dividend and interest expense on investments sold short	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—
Accrued management fees	15	3	1	1	2
Other	—	—	—	—	—
Total Liabilities	26	3	1	15	2
NET ASSETS	$21,902	$4,142	$5,134	$1,806	$9,152
Net Assets Consist of:
Paid-in capital	$22,254	$3,705	$4,928	$2,022	$9,508
Total distributable earnings/(loss)	(352)	437	206	(216)	(356)
	$21,902	$4,142	$5,134	$1,806	$9,152
NET ASSET VALUE PER SHARE
Net assets	$21,902	$4,142	$5,134	$1,806	$9,152
Shares of beneficial interest (No par value and unlimited authorizations)	1,050	125	225	100	275
Net asset value per share[1]	$20.86	$33.13	$22.82	$18.06	$33.28
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Emerging Markets Equity ETF	Harbor Emerging Markets Select ETF	Harbor Health Care ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor International Equity ETF

$1,039,250	$35,210	$160,547	$4,927	$8,242	$17,649	$317,703	$129,515	$480,771	$5,370
$1,039,407	$36,056	$206,699	$5,789	$9,447	$20,815	$438,702	$140,473	$531,121	$5,960
63,806	291	4,763	80	291	294	411	27	386	172
65,090	—	—	—	—	—	—	—	—	—
—	—	—	67	3	—	—	—	4,137	21

23,229	—	—	—	—	132	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	11	5	3	9	216	34	720	9
—	298	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	223	—
1,191,532	36,645	211,473	5,941	9,744	21,250	439,329	140,534	536,587	6,162

—	—	—	—	—	—	—	—	—	—

109	100	—	—	—	264	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
613	10	90	4	5	14	129	72	249	4
—	—	—	1	1	—	—	—	39	1
722	110	90	5	6	278	129	72	288	5
$1,190,810	$36,535	$211,383	$5,936	$9,738	$20,972	$439,200	$140,462	$536,299	$6,157

$1,104,419	$35,534	$186,957	$5,010	$8,522	$17,998	$319,798	$158,098	$489,980	$5,552
86,391	1,001	24,426	926	1,216	2,974	119,402	(17,636)	46,319	605
$1,190,810	$36,535	$211,383	$5,936	$9,738	$20,972	$439,200	$140,462	$536,299	$6,157

$1,190,810	$36,535	$211,383	$5,936	$9,738	$20,972	$439,200	$140,462	$536,299	$6,157
45,250	875	13,102	250	425	700	10,700	4,550	17,675	275
$26.32	$41.75	$16.13	$23.74	$22.91	$29.96	$41.05	$30.87	$30.34	$22.39

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES— October 31, 2025 —Continued

(All amounts in thousands, except per share amounts)

	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF	Harbor Mid Cap Core ETF	Harbor Mid Cap Value ETF	Harbor Multi-Asset Explorer ETF (Consolidated)
Assets
Investments, at identified cost	$20,357*	$779,050	$3,512	$3,514	$7,333
Investments, at value	$24,010*	$1,087,490	$3,817	$3,791	$7,964
Cash	8,751	14,166	85	56	28
Due from broker	—	—	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $1,688, $152, $0, $4, $1, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	—	—	—	—
Capital shares sold	—	—	—	—	—
Dividends	15	156	1	1	—
Interest	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	28	—	—	—
Total Assets	32,776	1,101,840	3,903	3,848	7,992
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	—	—	—	—	—
Dividend and interest expense on investments sold short	7	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
Investments sold short, at value (proceeds: $14,240, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	12,659	—	—	—	—
Accrued management fees	21	516	3	4	5
Other	—	9	—	—	—
Total Liabilities	12,687	525	3	4	5
NET ASSETS	$20,089	$1,101,315	$3,900	$3,844	$7,987
Net Assets Consist of:
Paid-in capital	$18,343	$841,168	$3,529	$3,519	$7,232
Total distributable earnings/(loss)	1,746	260,147	371	325	755
	$20,089	$1,101,315	$3,900	$3,844	$7,987
NET ASSET VALUE PER SHARE
Net assets	$20,089	$1,101,315	$3,900	$3,844	$7,987
Shares of beneficial interest (No par value and unlimited authorizations)	700	34,125	175	175	300
Net asset value per share[1]	$28.70	$32.27	$22.29	$21.97	$26.62
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor SMID Cap Core ETF	Harbor SMID Cap Value ETF	Harbor Transformative Technologies ETF

$110,487	$115,692	$573,012	$155,845	$31,406	$3,039	$3,590	$4,489
$126,820	$134,270	$623,083	$159,109	$32,261	$3,322	$4,046	$5,888
240	—	553	1,798	870	37	105	14
—	—	—	—	343	—	—	—
1,688	152	—	4	1	—	—	—

17,519	2,901	—	112	36	—	—	—
—	—	611	—	—	—	—	—
109	322	218	—	—	1	1	—
—	—	—	2,514	457	—	—	—
—	—	—	—	350	—	—	—
—	—	—	—	209	—	—	—
7	178	—	—	—	—	—	—
146,383	137,823	624,465	163,537	34,527	3,360	4,152	5,902

—	1	—	—	—	—	—	—

19,713	3,349	612	409	104	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
73	63	183	65	15	2	3	3
390	35	—	—	—	—	—	—
20,176	3,448	795	474	119	2	3	3
$126,207	$134,375	$623,670	$163,063	$34,408	$3,358	$4,149	$5,899

$106,178	$112,834	$577,367	$281,315	$38,241	$3,025	$3,582	$4,547
20,029	21,541	46,303	(118,252)	(3,833)	333	567	1,352
$126,207	$134,375	$623,670	$163,063	$34,408	$3,358	$4,149	$5,899

$126,207	$134,375	$623,670	$163,063	$34,408	$3,358	$4,149	$5,899
5,175	5,550	25,525	3,539	775	150	175	200
$24.39	$24.21	$24.43	$46.08	$44.40	$22.38	$23.71	$29.49

*	Includes purchased options and rights/warrants.
1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS—Year Ended October 31, 2025

(All amounts in thousands)

	Harbor Active Small Cap ETF	Harbor Alpha Layering ETF (Consolidated)[1]	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF
Investment Income
Dividends	$215	$7	$79	$63	$224
Interest	15	13	—	—	1
Net securities lending income	—	—	—	—	—
Consent fee income	—	—	—	—	—
Foreign taxes withheld	—	—	(1)	—	—
Total Investment Income	230	20	78	63	225
Operating Expenses
Management fees	131	6	7	9	26
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	131	6	7	9	26
Net Investment Income/(Loss)	99	14	71	54	199
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	225	5	(186)	(114)	(403)
In-kind redemptions	257	—	187	—	868
Investments sold short	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	56	—	—	—
Swap agreements	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	(808)	111	290	(104)	(207)
Investments sold short	—	—	—	—	—
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	194	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	(326)	366	291	(218)	258
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(227)	$380	$362	$(164)	$457
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Emerging Markets Equity ETF [2]	Harbor Emerging Markets Select ETF [3]	Harbor Health Care ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor International Equity ETF[2]

$—	$—	$4,006	$90	$67	$69	$5,159	$1,773	$8,772	$40
17,316	1,542	561	1	5	14	45	2	125	2
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	(28)	(13)	(7)	—	(7)	—	(743)	(5)
17,316	1,542	4,539	78	65	83	5,197	1,775	8,154	37

2,968	103	1,220	19	26	135	1,363	798	2,193	18
—	—	—	—	—	—	—	—	—	—
2,968	103	1,220	19	26	135	1,363	798	2,193	18
14,348	1,439	3,319	59	39	(52)	3,834	977	5,961	19

5	(13)	(11,749)	3	(26)	(70)	(4,499)	(14,165)	(9,650)	(5)
—	—	35,959	13	—	682	41,113	22,012	9,693	19
—	—	—	—	—	—	—	—	—	—
—	—	—	2	(2)	—	—	—	(43)	1
—	—	—	—	—	—	—	—	—	—
73,379	—	—	—	—	—	—	—	—	—

122	423	(12,954)	862	1,205	1,861	26,739	1,997	49,097	590
—	—	—	—	—	—	—	—	—	—
—	—	—	(1)	—	—	—	—	(31)	(1)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
73,506	410	11,256	879	1,177	2,473	63,353	9,844	49,066	604
$87,854	$1,849	$14,575	$938	$1,216	$2,421	$67,187	$10,821	$55,027	$623

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS— Year Ended October 31, 2025 —Continued

(All amounts in thousands)

	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF	Harbor Mid Cap Core ETF[4]	Harbor Mid Cap Value ETF[4]	Harbor Multi-Asset Explorer ETF (Consolidated)
Investment Income
Dividends	$287	$3,730	$29	$32	$125
Interest	554	383	1	1	1
Net securities lending income	—	—	—	—	—
Consent fee income	—	—	—	—	—
Foreign taxes withheld	(1)	(43)	—	—	—
Total Investment Income	840	4,070	30	33	126
Operating Expenses
Management fees	241	4,666	17	17	38
Dividend and interest expense on investments sold short	217	—	—	—	—
Total Operating Expenses	458	4,666	17	17	38
Net Investment Income/(Loss)	382	(596)	13	16	88
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $166, $0, $0, $0, $0, $0, $0 and $0)	911	(29,328)	53	32	67
In-kind redemptions	1,396	33,798	—	—	670
Investments sold short	(2,145)	—	—	—	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $(374), $0, $0, $0, $0, $0, $0 and $0)	(400)	206,510	305	277	163
Investments sold short	364	—	—	—	—
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	126	210,980	358	309	900
Net Increase/(Decrease) in Net Assets Resulting from Operations	$508	$210,384	$371	$325	$988
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF[5]	Harbor Osmosis International Resource Efficient ETF[6]	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor SMID Cap Core ETF[4]	Harbor SMID Cap Value ETF[4]	Harbor Transformative Technologies ETF[7]

$3,567	$3,475	$2,000	$—	$—	$22	$29	$10
15	4	8	12,566	2,206	1	1	2
—	2	—	—	—	—	—	—
—	—	—	1	—	—	—	—
(449)	(349)	(1)	—	—	—	—	(1)
3,133	3,132	2,007	12,567	2,206	23	30	11

579	557	680	787	169	14	17	19
—	—	—	—	—	—	—	—
579	557	680	787	169	14	17	19
2,554	2,575	1,327	11,780	2,037	9	13	(8)

1,751	312	(5,086)	(404)	143	41	98	(39)
—	7,482	6,833	1,601	—	—	—	597
—	—	—	—	—	—	—	—
(224)	53	—	—	—	—	—	—
—	—	—	—	(110)	—	—	—
—	—	—	—	(76)	—	—	—

15,959	18,578	50,155	(756)	347	283	456	1,399
—	—	—	—	—	—	—	—
—	(4)	—	—	—	—	—	—
—	—	—	—	206	—	—	—
—	—	—	—	11	—	—	—
17,486	26,421	51,902	441	521	324	554	1,957
$20,040	$28,996	$53,229	$12,221	$2,558	$333	$567	$1,949

1	For the period August 13, 2025 (commencement of operations) through October 31, 2025.
2	For the period June 4, 2025 (commencement of operations) through October 31, 2025.
3	For the period May 14, 2025 (commencement of operations) through October 31, 2025.
4	For the period May 1, 2025 (commencement of operations) through October 31, 2025.
5	For the period December 18, 2024 (commencement of operations) through October 31, 2025.
6	For the period December 11, 2024 (commencement of operations) through October 31, 2025.
7	For the period April 16, 2025 (commencement of operations) through October 31, 2025.

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Active Small Cap ETF		Harbor Alpha Layering ETF (Consolidated)	Harbor AlphaEdge™ Large Cap Value ETF		Harbor AlphaEdge™ Next Generation REITs ETF
	November 1, 2024	August 28, 2024[a]	August 13, 2025[a]	November 1, 2024	September 4, 2024[a]	November 1, 2024	September 4, 2024[a]
	through	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$99	$2	$14	$71	$5	$54	$11
Net realized gain/(loss) on investments	482	39	61	1	—	(114)	(1)
Change in net unrealized appreciation/(depreciation) of investments	(808)	164	305	290	40	(104)	(27)
Net increase/(decrease) in assets resulting from operations	(227)	205	380	362	45	(164)	(17)
Distributions to Shareholders	(51)	—	—	(18)	—	(35)	—
Capital Share Transactions:
Net proceeds from sale of shares	15,266	8,367	3,762	5,502	2,017	—	2,022
Cost of shares reacquired	(1,658)	—	—	(2,774)	—	—	—
Net increase/(decrease) derived from capital share transactions	13,608	8,367	3,762	2,728	2,017	—	2,022
Net increase/(decrease) in net assets	13,330	8,572	4,142	3,072	2,062	(199)	2,005
Net Assets
Beginning of period	8,572	—	—	2,062	—	2,005	—
End of period	$21,902	$8,572	$4,142	$5,134	$2,062	$1,806	$2,005
Capital Share Transactions (Shares):
Shares sold	700	425	125	250	100	—	100
Shares reacquired	(75)	—	—	(125)	—	—	—
Net increase/(decrease) in shares outstanding	625	425	125	125	100	—	100
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF		Harbor Commodity All-Weather Strategy ETF (Consolidated)		Harbor Disciplined Bond ETF		Harbor Dividend Growth Leaders ETF		Harbor Emerging Markets Equity ETF	Harbor Emerging Markets Select ETF
November 1, 2024	July 9, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	May 1, 2024[a]	November 1, 2024	November 1, 2023	June 4, 2025[a]	May 14, 2025[a]
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2025

$199	$43	$14,348	$7,318	$1,439	$635	$3,319	$3,998	$59	$39
465	280	73,384	318	(13)	132	24,210	14,155	18	(28)
(207)	82	122	37	423	423	(12,954)	42,995	861	1,205
457	405	87,854	7,673	1,849	1,190	14,575	61,148	938	1,216
(173)	—	(8,435)	(7,168)	(1,469)	(503)	(2,605)	(3,947)	—	—

7,200	7,813	962,438	188,417	9,312	28,237	32,901	83,928	5,534	8,522
(4,847)	(1,703)	(96,399)	(49,298)	—	(2,081)	(111,760)	(64,742)	(536)	—
2,353	6,110	866,039	139,119	9,312	26,156	(78,859)	19,186	4,998	8,522
2,637	6,515	945,458	139,624	9,692	26,843	(66,889)	76,387	5,936	9,738

6,515	—	245,352	105,728	26,843	—	278,272	201,885	—	—
$9,152	$6,515	$1,190,810	$245,352	$36,535	$26,843	$211,383	$278,272	$5,936	$9,738

225	250	38,575	8,400	225	700	2,125	6,000	275	425
(150)	(50)	(4,150)	(2,225)	—	(50)	(7,375)	(4,500)	(25)	—
75	200	34,425	6,175	225	650	(5,250)	1,500	250	425

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Health Care ETF		Harbor Human Capital Factor US Large Cap ETF		Harbor Human Capital Factor US Small Cap ETF		Harbor International Compounders ETF
	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$(52)	$16	$3,834	$3,164	$977	$1,055	$5,961	$1,239
Net realized gain/(loss) on investments	612	32	36,614	28,635	7,847	7,596	—	1,568
Change in net unrealized appreciation/(depreciation) of investments	1,861	1,122	26,739	69,985	1,997	19,463	49,066	1,848
Net increase/(decrease) in assets resulting from operations	2,421	1,170	67,187	101,784	10,821	28,114	55,027	4,655
Distributions to Shareholders	(87)	(92)	(773)	(3,375)	(959)	(538)	(1,262)	(191)
Capital Share Transactions:
Net proceeds from sale of shares	4,018	11,902	138,136	80,888	72,442	80,973	315,954	219,689
Cost of shares reacquired	(2,609)	—	(117,908)	(74,385)	(73,079)	(80,177)	(68,062)	(10,264)
Net increase/(decrease) derived from capital share transactions	1,409	11,902	20,228	6,503	(637)	796	247,892	209,425
Net increase/(decrease) in net assets	3,743	12,980	86,642	104,912	9,225	28,372	301,657	213,889
Net Assets
Beginning of period	17,229	4,249	352,558	247,646	131,237	102,865	234,642	20,753
End of period	$20,972	$17,229	$439,200	$352,558	$140,462	$131,237	$536,299	$234,642
Capital Share Transactions (Shares):
Shares sold	150	450	3,725	2,675	2,450	2,950	11,450	8,050
Shares reacquired	(100)	—	(3,175)	(2,475)	(2,450)	(2,950)	(2,375)	(375)
Net increase/(decrease) in shares outstanding	50	450	550	200	—	—	9,075	7,675
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Equity ETF	Harbor Long-Short Equity ETF		Harbor Long-Term Growers ETF		Harbor Mid Cap Core ETF	Harbor Mid Cap Value ETF	Harbor Multi-Asset Explorer ETF (Consolidated)
June 4, 2025[a]	November 1, 2024	December 4, 2023[a]	November 1, 2024	November 1, 2023	May 1, 2025[a]	May 1, 2025[a]	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2024

$19	$382	$(30)	$(596)	$(192)	$13	$16	$88	$120
15	162	(3,047)	4,470	32,024	53	32	737	155
589	(36)	5,106	206,510	81,290	305	277	163	560
623	508	2,029	210,384	113,122	371	325	988	835
—	—	—	—	(154)	—	—	(110)	(99)

6,057	4,936	16,643	403,087	405,721	3,529	3,519	8,711	1,666
(523)	(7,710)	—	(97,468)	(117,668)	—	—	(6,241)	(1,097)
5,534	(2,774)	16,643	305,619	288,053	3,529	3,519	2,470	569
6,157	(2,266)	18,672	516,003	401,021	3,900	3,844	3,348	1,305

—	22,355	3,683[b]	585,312	184,291	—	—	4,639	3,334
$6,157	$20,089	$22,355	$1,101,315	$585,312	$3,900	$3,844	$7,987	$4,639

300	175	650	14,550	17,200	175	175	350	75
(25)	(275)	—	(3,300)	(4,800)	—	—	(250)	(50)
275	(100)	650	11,250	12,400	175	175	100	25

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF		Harbor Scientific Alpha High-Yield ETF
	December 18, 2024[a]	December 11, 2024[a]	November 1, 2024	October 9, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$2,554	$2,575	$1,327	$—	$11,780	$9,628
Net realized gain/(loss) on investments	1,527	7,847	1,747	—	1,197	968
Change in net unrealized appreciation/(depreciation) of investments	15,959	18,574	50,155	(84)	(756)	7,985
Net increase/(decrease) in assets resulting from operations	20,040	28,996	53,229	(84)	12,221	18,581
Distributions to Shareholders	—	—	(9)	—	(11,728)	(9,422)
Capital Share Transactions:
Net proceeds from sale of shares	110,340	145,865	635,958	5,537	84,476	26,049
Cost of shares reacquired	(4,173)	(40,486)	(70,961)	—	(63,480)	(1,572)
Net increase/(decrease) derived from capital share transactions	106,167	105,379	564,997	5,537	20,996	24,477
Net increase/(decrease) in net assets	126,207	134,375	618,217	5,453	21,489	33,636
Net Assets
Beginning of period	—	—	5,453	—	141,574	107,938
End of period	$126,207	$134,375	$623,670	$5,453	$163,063	$141,574
Capital Share Transactions (Shares):
Shares sold	5,375	7,350	28,375	275	1,850	575
Shares reacquired	(200)	(1,800)	(3,125)	—	(1,400)	(35)
Net increase/(decrease) in shares outstanding	5,175	5,550	25,250	275	450	540
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha Income ETF		Harbor SMID Cap Core ETF	Harbor SMID Cap Value ETF	Harbor Transformative Technologies ETF
November 1, 2024	November 1, 2023	May 1, 2025[a]	May 1, 2025[a]	April 16, 2025[a]
through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2025	October 31, 2025

$2,037	$2,193	$9	$13	$(8)
(43)	(238)	41	98	558
564	1,828	283	456	1,399
2,558	3,783	333	567	1,949
(2,061)	(1,971)	—	—	—

—	1,086	3,025	3,582	5,989
—	—	—	—	(2,039)
—	1,086	3,025	3,582	3,950
497	2,898	3,358	4,149	5,899

33,911	31,013	—	—	—
$34,408	$33,911	$3,358	$4,149	$5,899

—	25	150	175	275
—	—	—	—	(75)
—	25	150	175	200

a	Commencement of Operations
b
On December 4, 2023, Disciplined Alpha Onshore Fund LP was reorganized and converted from a private fund into Harbor Long-Short Equity
ETF. The net assets at the beginning of period was as a result of the reorganization. 150 shares were issued with an initial NAV of $24.55 as a result of the reorganization. Refer to Note 1 in the Notes to Financial Statements for additional information.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Active Small Cap ETF
	Year Ended October 31, 2025	Period from August 28, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.17	$19.59
Income from Investment Operations
Net investment income/(loss)[b]	0.13	0.01
Net realized and unrealized gain/(loss) on investments	0.68	0.57
Total from investment operations	0.81	0.58
Less Distributions
Dividends from net investment income	(0.03)	—
Distributions from net realized capital gains	(0.09)	—
Total distributions	(0.12)	—
Net asset value end of period	20.86	20.17
Net assets end of period (000s)	$21,902	$8,572
Ratios and Supplemental Data (%)
Total return	3.96%	2.96%[c]
Ratio of total expenses to average net assets	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.60	0.12[d]
Portfolio turnover^	47	12[c]

Harbor Alpha Layering ETF (CONSOLIDATED)
Period from August 13, 2025[a] through October 31, 2025
Net asset value beginning of period	$30.00
Income from Investment Operations
Net investment income/(loss)[b]	0.12
Net realized and unrealized gain/(loss) on investments	3.01
Total from investment operations	3.13
Net asset value end of period	33.13
Net assets end of period (000s)	$4,142
Ratios and Supplemental Data (%)
Total return	10.43%[c]
Ratio of total expenses to average net assets	0.69[d]
Ratio of net investment income/(loss) to average net assets	1.72[d]
Portfolio turnover^	20[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AlphaEdge™ Large Cap Value ETF
	Year Ended October 31, 2025	Period from September 4, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.62	$20.23
Income from Investment Operations
Net investment income/(loss)[b]	0.53	0.07
Net realized and unrealized gain/(loss) on investments	1.86	0.32
Total from investment operations	2.39	0.39
Less Distributions
Dividends from net investment income	(0.17)	—
Distributions from net realized capital gains	(0.02)	—
Total distributions	(0.19)	—
Net asset value end of period	22.82	20.62
Net assets end of period (000s)	$5,134	$2,062
Ratios and Supplemental Data (%)
Total return	11.67%	1.93%[c]
Ratio of total expenses to average net assets	0.25	0.25[d]
Ratio of net investment income/(loss) to average net assets	2.47	1.79[d]
Portfolio turnover^	105	12[c]

Harbor AlphaEdge™ Next Generation REITs ETF
	Year Ended October 31, 2025	Period from September 4, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.05	$20.04
Income from Investment Operations
Net investment income/(loss)[b]	0.54	0.13
Net realized and unrealized gain/(loss) on investments	(2.18)	(0.12)
Total from investment operations	(1.64)	0.01
Less Distributions
Dividends from net investment income	(0.33)	—
Distributions from net realized capital gains	(0.02)	—
Total distributions	(0.35)	—
Net asset value end of period	18.06	20.05
Net assets end of period (000s)	$1,806	$2,005
Ratios and Supplemental Data (%)
Total return	(8.23)%	0.05%[c]
Ratio of total expenses to average net assets	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	2.89	3.95[d]
Portfolio turnover^	64	8[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AlphaEdge™ Small Cap Earners ETF
	Year Ended October 31, 2025	Period from July 9, 2024[a] through October 31, 2024
Net asset value beginning of period	$32.57	$29.85
Income from Investment Operations
Net investment income/(loss)[b]	0.70	0.24
Net realized and unrealized gain/(loss) on investments	0.78	2.48
Total from investment operations	1.48	2.72
Less Distributions
Dividends from net investment income	(0.29)	—
Distributions from net realized capital gains	(0.48)	—
Total distributions	(0.77)	—
Net asset value end of period	33.28	32.57
Net assets end of period (000s)	$9,152	$6,515
Ratios and Supplemental Data (%)
Total return	4.65%	9.11%[c]
Ratio of total expenses to average net assets	0.29	0.29[d]
Ratio of net investment income/(loss) to average net assets	2.18	2.32[d]
Portfolio turnover^	49	17[c]

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 9, 2022[a] through October 31, 2022
Net asset value beginning of period	$22.67	$22.74	$20.92	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.80	1.03	0.78	0.04
Net realized and unrealized gain/(loss) on investments	3.58	0.42	1.18	0.88
Total from investment operations	4.38	1.45	1.96	0.92
Less Distributions
Dividends from net investment income	(0.73)	(1.52)	(0.14)	—
Total distributions	(0.73)	(1.52)	(0.14)	—
Net asset value end of period	26.32	22.67	22.74	20.92
Net assets end of period (000s)	$1,190,810	$245,352	$105,728	$63,807
Ratios and Supplemental Data (%)
Total return	19.98%	6.90%	9.40%	4.60%[c]
Ratio of total expenses to average net assets	0.68	0.68	0.68	0.68[d]
Ratio of net investment income/(loss) to average net assets	3.29	4.64	3.53	0.27[d]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Disciplined Bond ETF
	Year Ended October 31, 2025	Period from May 1, 2024[a] through October 31, 2024
Net asset value beginning of period	$41.30	$40.00
Income from Investment Operations
Net investment income/(loss)[b]	2.01	0.98
Net realized and unrealized gain/(loss) on investments	0.54	1.06
Total from investment operations	2.55	2.04
Less Distributions
Dividends from net investment income	(2.01)	(0.74)
Distributions from net realized capital gains	(0.09)	—
Total distributions	(2.10)	(0.74)
Net asset value end of period	41.75	41.30
Net assets end of period (000s)	$36,535	$26,843
Ratios and Supplemental Data (%)
Total return	6.40%	5.11%[c]
Ratio of total expenses to average net assets	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	4.90	4.72[d]
Portfolio turnover^	40	41[c]

Harbor Dividend Growth Leaders ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022[f]	Year Ended October 31, 2021
Net asset value beginning of period	$15.16	$11.98	$12.34	$16.50	$13.13
Income from Investment Operations
Net investment income/(loss)[b]	0.21	0.22	0.24	0.25[e]	0.19[e]
Net realized and unrealized gain/(loss) on investments	0.93	3.18	0.25	(1.28)	4.33
Total from investment operations	1.14	3.40	0.49	(1.03)	4.52
Less Distributions
Dividends from net investment income	(0.17)	(0.22)	(0.38)	(0.18)	(0.16)
Distributions from net realized capital gains	—	—	(0.47)	(2.95)	(0.99)
Total distributions	(0.17)	(0.22)	(0.85)	(3.13)	(1.15)
Net asset value end of period	16.13	15.16	11.98	12.34	16.50
Net assets end of period (000s)	$211,383	$278,272	$201,885	$141,675	$156,827
Ratios and Supplemental Data (%)
Total return	7.57%	28.47%	4.05%	(8.48)%+	36.30%+
Ratio of total expenses to average net assets	0.50	0.50	0.50	0.83	1.05
Ratio of net expenses to average net assets	0.50	0.50	0.50	0.76[e]	0.95[e]
Ratio of net investment income/(loss) to average net assets	1.36	1.53	1.93	1.86[e]	1.25[e]
Portfolio turnover^	81	58	71	78	62
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Emerging Markets Equity ETF
Period from June 4, 2025[a] through October 31, 2025
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.24
Net realized and unrealized gain/(loss) on investments	3.50
Total from investment operations	3.74
Net asset value end of period	23.74
Net assets end of period (000s)	$5,936
Ratios and Supplemental Data (%)
Total return	18.70%[c]
Ratio of total expenses to average net assets	0.84[d]
Ratio of net investment income/(loss) to average net assets	2.65[d]
Portfolio turnover^	5[c]

Harbor Emerging Markets Select ETF
Period from May 14, 2025[a] through October 31, 2025
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.10
Net realized and unrealized gain/(loss) on investments	2.81
Total from investment operations	2.91
Net asset value end of period	22.91
Net assets end of period (000s)	$9,738
Ratios and Supplemental Data (%)
Total return	14.55%[c]
Ratio of total expenses to average net assets	0.65[d]
Ratio of net investment income/(loss) to average net assets	0.98[d]
Portfolio turnover^	40[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Health Care ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from November 16, 2022[a] through October 31, 2023
Net asset value beginning of period	$26.51	$21.24	$19.86
Income from Investment Operations
Net investment income/(loss)[b]	(0.08)	0.04	(0.06)
Net realized and unrealized gain/(loss) on investments	3.67	5.69	1.44
Total from investment operations	3.59	5.73	1.38
Less Distributions
Dividends from net investment income	(0.10)	(0.16)	—
Distributions from net realized capital gains	(0.04)	(0.30)	—
Total distributions	(0.14)	(0.46)	—
Net asset value end of period	29.96	26.51	21.24
Net assets end of period (000s)	$20,972	$17,229	$4,249
Ratios and Supplemental Data (%)
Total return	13.60%	27.16%	6.97%[c]
Ratio of total expenses to average net assets	0.80	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	(0.31)	0.14	(0.28)[d]
Portfolio turnover^	167	146	133[c]

Harbor Human Capital Factor US Large Cap ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from October 12, 2022[a] through October 31, 2022
Net asset value beginning of period	$34.73	$24.89	$21.78	$19.96
Income from Investment Operations
Net investment income/(loss)[b]	0.36	0.31	0.28	0.01
Net realized and unrealized gain/(loss) on investments	6.04	9.87	2.89	1.81
Total from investment operations	6.40	10.18	3.17	1.82
Less Distributions
Dividends from net investment income	(0.08)	(0.28)	(0.06)	—
Distributions from net realized capital gains	—	(0.06)	—*	—
Total distributions	(0.08)	(0.34)	(0.06)	—
Net asset value end of period	41.05	34.73	24.89	21.78
Net assets end of period (000s)	$439,200	$352,558	$247,646	$217,246
Ratios and Supplemental Data (%)
Total return	18.45%	41.23%	14.61%	9.12%[c]
Ratio of total expenses to average net assets	0.35	0.35	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	0.98	1.01	1.17	0.98[d]
Portfolio turnover^	27	41	22	2[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor US Small Cap ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from April 12, 2023[a] through October 31, 2023
Net asset value beginning of period	$28.84	$22.61	$24.70
Income from Investment Operations
Net investment income/(loss)[b]	0.21	0.23	0.08
Net realized and unrealized gain/(loss) on investments	2.03	6.12	(2.17)
Total from investment operations	2.24	6.35	(2.09)
Less Distributions
Dividends from net investment income	(0.21)	(0.12)	—
Total distributions	(0.21)	(0.12)	—
Net asset value end of period	30.87	28.84	22.61
Net assets end of period (000s)	$140,462	$131,237	$102,865
Ratios and Supplemental Data (%)
Total return	7.81%	28.09%	(8.46)%[c]
Ratio of total expenses to average net assets	0.60	0.60	0.60[d]
Ratio of net investment income/(loss) to average net assets	0.73	0.85	0.60[d]
Portfolio turnover^	75	96	12[c]

Harbor International Compounders ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from September 7, 2022[a] through October 31, 2022
Net asset value beginning of period	$27.28	$22.44	$19.46	$19.89
Income from Investment Operations
Net investment income/(loss)[b]	0.42	0.29	0.27	0.02
Net realized and unrealized gain/(loss) on investments	2.77	4.72	2.73	(0.45)
Total from investment operations	3.19	5.01	3.00	(0.43)
Less Distributions
Dividends from net investment income	(0.13)	(0.17)	(0.02)	—
Total distributions	(0.13)	(0.17)	(0.02)	—
Net asset value end of period	30.34	27.28	22.44	19.46
Net assets end of period (000s)	$536,299	$234,642	$20,753	$6,324
Ratios and Supplemental Data (%)
Total return	11.79%	22.37%	15.44%	(2.16)%[c]
Ratio of total expenses to average net assets	0.55	0.55	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets	1.49	1.05	1.12	0.57[d]
Portfolio turnover^	23	3	17	1[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor International Equity ETF
Period from June 4, 2025[a] through October 31, 2025
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.08
Net realized and unrealized gain/(loss) on investments	2.31
Total from investment operations	2.39
Net asset value end of period	22.39
Net assets end of period (000s)	$6,157
Ratios and Supplemental Data (%)
Total return	11.95%[c]
Ratio of total expenses to average net assets	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.87[d]
Portfolio turnover^	3[c]

Harbor Long-Short Equity ETF
	Year Ended October 31, 2025	Period from December 4, 2023[a] through October 31, 2024
Net asset value beginning of period	$27.94	$24.55
Income from Investment Operations
Net investment income/(loss)[b]	0.54	(0.05)
Net realized and unrealized gain/(loss) on investments	0.22	3.44
Total from investment operations	0.76	3.39
Net asset value end of period	28.70	27.94
Net assets end of period (000s)	$20,089	$22,355
Ratios and Supplemental Data (%)
Total return	2.72%	13.81%[c]
Ratio of total expenses to average net assets	2.28	1.98[d]
Ratio of total expenses excluding dividend and interest expense to average net assets	1.20	1.20[d]
Ratio of net investment income/(loss) to average net assets	1.90	(0.19)[d]
Portfolio turnover^	308	194[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Long-Term Growers ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 2, 2022[a] through October 31, 2022
Net asset value beginning of period	$25.59	$17.59	$14.45	$19.32
Income from Investment Operations
Net investment income/(loss)[b]	(0.02)	(0.01)	0.01	—*
Net realized and unrealized gain/(loss) on investments	6.70	8.02	3.14	(4.87)
Total from investment operations	6.68	8.01	3.15	(4.87)
Less Distributions
Dividends from net investment income	—	(0.01)	(0.01)	—
Total distributions	—	(0.01)	(0.01)	—
Net asset value end of period	32.27	25.59	17.59	14.45
Net assets end of period (000s)	$1,101,315	$585,312	$184,291	$78,726
Ratios and Supplemental Data (%)
Total return	26.10%	45.57%	21.82%	(25.22)%[c]
Ratio of total expenses to average net assets	0.57	0.57	0.57	0.57[d]
Ratio of net investment income/(loss) to average net assets	(0.07)	(0.05)	0.05	0.03[d]
Portfolio turnover^	52	53	49	24[c]

Harbor Mid Cap Core ETF
Period from May 1, 2025[a] through October 31, 2025
Net asset value beginning of period	$19.81
Income from Investment Operations
Net investment income/(loss)[b]	0.08
Net realized and unrealized gain/(loss) on investments	2.40
Total from investment operations	2.48
Net asset value end of period	22.29
Net assets end of period (000s)	$3,900
Ratios and Supplemental Data (%)
Total return	12.52%[c]
Ratio of total expenses to average net assets	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.69[d]
Portfolio turnover^	7[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Mid Cap Value ETF
Period from May 1, 2025[a] through October 31, 2025
Net asset value beginning of period	$19.70
Income from Investment Operations
Net investment income/(loss)[b]	0.10
Net realized and unrealized gain/(loss) on investments	2.17
Total from investment operations	2.27
Net asset value end of period	21.97
Net assets end of period (000s)	$3,844
Ratios and Supplemental Data (%)
Total return	11.52%[c]
Ratio of total expenses to average net assets	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.87[d]
Portfolio turnover^	5[c]

Harbor Multi-Asset Explorer ETF (CONSOLIDATED)
	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from September 13, 2023[a] through October 31, 2023
Net asset value beginning of period	$23.19	$19.05	$19.99
Income from Investment Operations
Net investment income/(loss)[b,g]	0.39	0.66	0.03
Net realized and unrealized gain/(loss) on investments	3.59	4.05	(0.97)
Total from investment operations	3.98	4.71	(0.94)
Less Distributions
Dividends from net investment income	(0.26)	(0.57)	—
Distributions from net realized capital gains	(0.29)	—	—
Total distributions	(0.55)	(0.57)	—
Net asset value end of period	26.62	23.19	19.05
Net assets end of period (000s)	$7,987	$4,639	$3,334
Ratios and Supplemental Data (%)
Total return	17.55%	25.14%	(4.70)%[c]
Ratio of total expenses to average net assets[g]	0.70	0.70	0.70[d]
Ratio of net investment income/(loss) to average net assets[g]	1.60	3.04	1.03[d]
Portfolio turnover^	155	136	125[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Osmosis Emerging Markets Resource Efficient ETF
Period from December 18, 2024[a] through October 31, 2025
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.59
Net realized and unrealized gain/(loss) on investments	3.80
Total from investment operations	4.39
Net asset value end of period	24.39
Net assets end of period (000s)	$126,207
Ratios and Supplemental Data (%)
Total return	21.95%[c]
Ratio of total expenses to average net assets	0.69[d]
Ratio of net investment income/(loss) to average net assets	3.04[d]
Portfolio turnover^	123[c]

Harbor Osmosis International Resource Efficient ETF
Period from December 11, 2024[a] through October 31, 2025
Net asset value beginning of period	$19.63
Income from Investment Operations
Net investment income/(loss)[b]	0.49
Net realized and unrealized gain/(loss) on investments	4.09
Total from investment operations	4.58
Net asset value end of period	24.21
Net assets end of period (000s)	$134,375
Ratios and Supplemental Data (%)
Total return	23.33%[c]
Ratio of total expenses to average net assets	0.55[d]
Ratio of net investment income/(loss) to average net assets	2.54[d]
Portfolio turnover^	52[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor PanAgora Dynamic Large Cap Core ETF
	Year Ended October 31, 2025	Period from October 9, 2024[a] through October 31, 2024
Net asset value beginning of period	$19.83	$20.14
Income from Investment Operations
Net investment income/(loss)[b]	0.16	(—)*
Net realized and unrealized gain/(loss) on investments	4.47	(0.31)
Total from investment operations	4.63	(0.31)
Less Distributions
Dividends from net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value end of period	24.43	19.83
Net assets end of period (000s)	$623,670	$5,453
Ratios and Supplemental Data (%)
Total return	23.40%	(1.54)%[c]
Ratio of total expenses to average net assets	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	0.68	(0.13)[d]
Portfolio turnover^	53	—[c]

Harbor Scientific Alpha High-Yield ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
Net asset value beginning of period	$45.84	$42.35	$42.50	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	3.27	3.47	3.35	2.34	1.70
Net realized and unrealized gain/(loss) on investments	0.24	3.44	(0.37)	(6.94)	(2.07)
Total from investment operations	3.51	6.91	2.98	(4.60)	(0.37)
Less Distributions
Dividends from net investment income	(3.27)	(3.42)	(3.13)	(2.53)	—
Distributions from net realized capital gains	—	—	—	(0.01)	—
Total distributions	(3.27)	(3.42)	(3.13)	(2.54)	—
Net asset value end of period	46.08	45.84	42.35	42.50	49.64
Net assets end of period (000s)	$163,063	$141,574	$107,938	$29,838	$34,844
Ratios and Supplemental Data (%)
Total return	8.01%	16.82%	7.08%	(9.49)%	(0.72)%[c]
Ratio of total expenses to average net assets	0.48	0.48	0.48	0.48	0.48[d]
Ratio of net investment income/(loss) to average net assets	7.19	7.70	7.72	5.13	3.42[d]
Portfolio turnover^	48	38	55	114	1[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Scientific Alpha Income ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
Net asset value beginning of period	$43.76	$41.35	$41.88	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	2.63	2.87	2.55	1.42	1.00
Net realized and unrealized gain/(loss) on investments	0.67	2.12	(0.92)	(7.24)	(1.90)
Total from investment operations	3.30	4.99	1.63	(5.82)	(0.90)
Less Distributions
Dividends from net investment income	(2.66)	(2.58)	(2.16)	(1.40)	—
Total distributions	(2.66)	(2.58)	(2.16)	(1.40)	—
Net asset value end of period	44.40	43.76	41.35	41.88	49.10
Net assets end of period (000s)	$34,408	$33,911	$31,013	$29,314	$34,367
Ratios and Supplemental Data (%)
Total return	7.84%	12.36%	3.88%	(12.02)%	(1.80)%[c]
Ratio of total expenses to average net assets	0.50	0.50	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	6.03	6.62	6.03	3.15	2.02[d]
Portfolio turnover^	59	42	63	124	—[c]

Harbor SMID Cap Core ETF
Period from May 1, 2025[a] through October 31, 2025
Net asset value beginning of period	$19.82
Income from Investment Operations
Net investment income/(loss)[b]	0.06
Net realized and unrealized gain/(loss) on investments	2.50
Total from investment operations	2.56
Net asset value end of period	22.38
Net assets end of period (000s)	$3,358
Ratios and Supplemental Data (%)
Total return	12.92%[c]
Ratio of total expenses to average net assets	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.58[d]
Portfolio turnover^	6[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor SMID Cap Value ETF
Period from May 1, 2025[a] through October 31, 2025
Net asset value beginning of period	$19.82
Income from Investment Operations
Net investment income/(loss)[b]	0.08
Net realized and unrealized gain/(loss) on investments	3.81
Total from investment operations	3.89
Net asset value end of period	23.71
Net assets end of period (000s)	$4,149
Ratios and Supplemental Data (%)
Total return	19.63%[c]
Ratio of total expenses to average net assets	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.69[d]
Portfolio turnover^	9[c]

Harbor Transformative Technologies ETF
Period from April 16, 2025[a] through October 31, 2025
Net asset value beginning of period	$19.54
Income from Investment Operations
Net investment income/(loss)[b]	(0.04)
Net realized and unrealized gain/(loss) on investments	9.99
Total from investment operations	9.95
Net asset value end of period	29.49
Net assets end of period (000s)	$5,899
Ratios and Supplemental Data (%)
Total return	50.92%[c]
Ratio of total expenses to average net assets	0.69[d]
Ratio of net investment income/(loss) to average net assets	(0.29)[d]
Portfolio turnover^	13[c]

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fee.
f	On May 20, 2022, the Westfield Capital Dividend Growth Fund was reorganized and converted from a mutual fund into Harbor Dividend Growth Leaders ETF.
g
The per share net investment income/(loss) and the ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from the underlying funds.

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—October 31, 2025

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of October 31, 2025, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF
The following Funds commenced operations during the period ended October 31, 2025:
Commencement Date
Harbor Osmosis International Resource Efficient ETF	12/11/2024
Harbor Osmosis Emerging Markets Resource Efficient ETF	12/18/2024
Harbor Transformative Technologies ETF	04/16/2025
Harbor Mid Cap Core ETF	05/01/2025
Harbor Mid Cap Value ETF	05/01/2025
Harbor SMID Cap Core ETF	05/01/2025
Harbor SMID Cap Value ETF	05/01/2025
Harbor Emerging Markets Select ETF	05/14/2025
Harbor Emerging Markets Equity ETF	06/04/2025
Harbor International Equity ETF	06/04/2025
Harbor Alpha Layering ETF (Consolidated)	08/13/2025
Effective January 28, 2025, Harbor Multi-Asset Explorer ETF invests in a wholly owned and controlled subsidiary, Harbor Cayman Multi-Asset Ltd, in order to facilitate the Fund’s exposure to commodities. The Fund invests primarily in unaffiliated investment companies. The recent financial statements of the underlying funds, including the accounting policies and schedules of investments, should be read in conjunction with the Fund’s financial statements. The expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the underlying funds.
Reorganization
At a meeting held on August 13-14, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) setting forth the terms and conditions of the reorganization of the Disciplined Alpha Onshore Fund LP (the “Target Fund”), a limited partnership formed pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act, as amended, with and into the Harbor Long-Short Equity ETF, a newly-organized series of the Trust (the “Acquiring Fund”)

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 1—ORGANIZATIONAL MATTERS—Continued
(the “Reorganization”). The Reorganization was completed on December 4, 2023 (the “Reorganization Date”). Prior to the Reorganization Date, Disciplined Alpha LLC served as the investment adviser to the Target Fund. On the Reorganization Date, Harbor Capital became the investment adviser and Disciplined Alpha LLC became the subadvisor to the Acquiring Fund.
The Reorganization was accomplished by (1) the transfer of all of the Target Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; and (2) immediately thereafter (a) the number of shares of the Acquiring Fund received by the Target Fund was distributed to holders (“Target Fund Interest Holders”) of the outstanding limited partnership interests in the Target Fund (“Target Fund Interests”) in proportion to the positive Target Fund capital account balances relating thereto and (b) cash was distributed to Target Fund Interest Holders in lieu of fractional Acquiring Fund Shares, in redemption of all outstanding Target Fund Interests and in complete liquidation and termination of the Target Fund. The Reorganization was structured such that the Target Fund and the Acquiring Fund did not recognize gain or loss in connection with the transfer of assets as part of the Reorganization.
Pursuant to the Plan, the Target Fund organized as a limited partnership was converted to an ETF on the Reorganization Date. The Acquiring Fund is the surviving legal entity. The Acquiring Fund had no investment operations or performance history prior to the Reorganization Date. While the Acquiring Fund has adopted the performance history of the Target Fund for evaluating investment performance, the Acquiring Fund did not adopt the operating history of the Target Fund for financial reporting purposes. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization for the purpose of acquiring the assets and assuming the liabilities of the Target Fund. Below is a breakout of assets, liabilities, and total net assets at fair value transferred to the Acquiring Fund as of Reorganization Date after the close of business of the Target Fund on December 1, 2023. The amounts in this table are in thousands.
Assets:
Investments, at cost	$4,299
Investments, at value	4,660
Cash	1,431
Dividends receivable	3
Total Assets	6,094
Liabilities:
Investments sold short, at value (proceeds: $2,213)	2,410
Other	1
Total Liabilities	2,411
NET ASSETS	$3,683
For financial reporting purposes, the Acquiring Fund recorded the assets received and liabilities assumed at fair value; however, the cost basis of each of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund had no assets or liabilities prior to the reorganization; 150,000 shares were issued by the Acquiring Fund with a net asset value of $24.55 on the Reorganization Date.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swaps agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses are recognized as a component of interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor Alpha Layering ETF’s, Harbor Commodity All-Weather Strategy ETF’s, and Harbor Multi-Asset Explorer ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of each Fund and its wholly owned subsidiary, Harbor Cayman Alpha Layering Ltd., Harbor Cayman Inflation Focus Ltd., and Harbor Cayman Multi-Asset Ltd., respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
The Advisor has analyzed each Fund’s tax positions on the open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2022-2024), if applicable, including all positions expected to be taken upon filing the 2025 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at year end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty through which it made the short sale to serve as collateral for its obligation to deliver the borrowed security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee or premium to borrow securities or maintain an arrangement with a counterparty to borrow securities and is obligated to pay any accrued interest and dividends on these borrowed securities. Dividends declared on securities sold short are accrued on the ex-dividend date and are recorded as expenses in the Fund’s Statement of Operations. If the price of the security sold short increases between the time the short sale originated and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Until the borrowed security is replaced, the Fund will pledge cash or liquid investments sufficient to cover its short position with the Fund’s custodian. If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is no limit to the amount of the potential increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
During the year, Harbor Long-Short Equity ETF engaged in short sale transactions. The Fund has engaged State Street Bank and Trust Company (“State Street”) to provide prime brokerage and lending services. In accordance with the terms of the Fund’s agreement with State Street, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated and accrued daily based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The prime services fee is included in Dividend and interest expense on investments sold short in the Fund’s Statement of Operations.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the year, Harbor Alpha Layering ETF (Consolidated) and Harbor Scientific Alpha Income ETF held futures contracts. Harbor Alpha Layering ETF (Consolidated) used futures contracts to gain exposure across global equities, fixed income securities, currencies and commodities markets. Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income securities.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the year, Harbor Long-Short Equity ETF purchased option contracts to manage its exposure to equity markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the year, Harbor Human Capital Factor US Small Cap ETF, Harbor Long-Short Equity ETF, and Harbor Osmosis International Resource Efficient ETF held rights and/or warrants as a result of their investments in underlying securities.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the year, Harbor Scientific Alpha Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer or as a seller to gain credit exposure to an issuer. As of October 31, 2025, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $5,500,000.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swaps held by Harbor Commodity All-Weather Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.
During the year, Harbor Commodity All-Weather Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. A large shareholder risk may also exist in certain Funds whereby certain large shareholders, including authorized participants, may from time to time own a substantial amount of the Funds' shares. Therefore, the redemption of Funds' shares by these large shareholders could have a significant impact to the Funds. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
New Accounting Pronouncement
During the year, each Fund adopted the Financial Accounting Standards Board’s Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures and ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
The main objective of ASU 2023-07 is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The adoption of this ASU impacts only financial statement disclosures and does not affect net increase (decrease) in net assets resulting from operations, net asset value, or the net assets of the Funds.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the CODM. Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.
The main objective of ASU 2023-09 is to clarify the guidance in ASC 740, Income Taxes, and enhance the transparency and decision usefulness of income tax disclosures, and to provide more information to better understand an entity’s exposure to potential changes in tax laws, related risks, and opportunities. The ASU is effective for public entities for annual periods beginning after December 15, 2024, with early adoption permitted. The adoption of this ASU impacts only financial statement disclosures and does not affect net increase (decrease) in net assets resulting from operations, net asset value, or the net assets of the Funds. For the year ended October 31, 2025, the Advisor has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, investments sold short and in-kind transactions, if any, for each Fund for the year ended October 31, 2025 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$7,427	$8,140
Harbor Alpha Layering ETF (Consolidated)	2,544	429
Harbor AlphaEdge™ Large Cap Value ETF	3,066	4,179
Harbor AlphaEdge™ Next Generation REITs ETF	1,244	1,193
Harbor AlphaEdge™ Small Cap Earners ETF	4,393	4,364
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	21,530	11,747
Harbor Dividend Growth Leaders ETF	191,696	193,163
Harbor Emerging Markets Equity ETF	2,078	286
Harbor Emerging Markets Select ETF	11,442	3,398
Harbor Health Care ETF	28,352	28,436
Harbor Human Capital Factor US Large Cap ETF	108,185	104,372
Harbor Human Capital Factor US Small Cap ETF	100,005	99,582
Harbor International Compounders ETF	171,326	90,552
Harbor International Equity ETF	1,016	168
Harbor Long-Short Equity ETF	72,586	76,272
Harbor Long-Term Growers ETF	422,074	430,578
Harbor Mid Cap Core ETF	272	276
Harbor Mid Cap Value ETF	190	210
Harbor Multi-Asset Explorer ETF (Consolidated)	8,448	9,359
Harbor Osmosis Emerging Markets Resource Efficient ETF	226,209	117,642
Harbor Osmosis International Resource Efficient ETF	82,006	59,905
Harbor PanAgora Dynamic Large Cap Core ETF	116,703	115,694
Harbor Scientific Alpha High-Yield ETF	84,852	77,260
Harbor Scientific Alpha Income ETF	18,801	18,782
Harbor SMID Cap Core ETF	218	184
Harbor SMID Cap Value ETF	351	423
Harbor Transformative Technologies ETF	637	698

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
For the year ended October 31, 2025, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$14,945	$1,632
Harbor Alpha Layering ETF (Consolidated)	303	—
Harbor AlphaEdge™ Large Cap Value ETF	5,427	1,536
Harbor AlphaEdge™ Small Cap Earners ETF	7,256	4,859
Harbor Disciplined Bond ETF	959	—
Harbor Dividend Growth Leaders ETF	31,732	108,444
Harbor Emerging Markets Equity ETF	3,392	273
Harbor Emerging Markets Select ETF	224	—
Harbor Health Care ETF	3,965	2,560
Harbor Human Capital Factor US Large Cap ETF	137,652	118,199
Harbor Human Capital Factor US Small Cap ETF	72,783	73,379
Harbor International Compounders ETF	210,856	42,671
Harbor International Equity ETF	4,955	448
Harbor Long-Short Equity ETF	5,478	8,689
Harbor Long-Term Growers ETF	398,246	95,949
Harbor Mid Cap Core ETF	3,512	—
Harbor Mid Cap Value ETF	3,501	—
Harbor Multi-Asset Explorer ETF (Consolidated)	8,752	5,402
Harbor Osmosis International Resource Efficient ETF	125,391	39,095
Harbor PanAgora Dynamic Large Cap Core ETF	633,817	69,099
Harbor Scientific Alpha High-Yield ETF	76,603	61,829
Harbor SMID Cap Core ETF	3,003	—
Harbor SMID Cap Value ETF	3,564	—
Harbor Transformative Technologies ETF	5,799	1,808
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the year, Harbor Osmosis International Resource Efficient ETF engaged in securities lending. As of October 31, 2025, there were no securities on loan outstanding.
NOTE 4—CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Advisor determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statements of Assets and Liabilities.
NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
The advisory agreements provide for a management fee based on an annual percentage rate of average daily net assets as follows:
Management Fee
Harbor Active Small Cap ETF	0.80%
Harbor Alpha Layering ETF (Consolidated)	0.69
Harbor AlphaEdge™ Large Cap Value ETF	0.25
Harbor AlphaEdge™ Next Generation REITs ETF	0.50
Harbor AlphaEdge™ Small Cap Earners ETF	0.29
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68
Harbor Disciplined Bond ETF	0.35
Harbor Dividend Growth Leaders ETF	0.50
Harbor Emerging Markets Equity ETF	0.84
Harbor Emerging Markets Select ETF	0.65
Harbor Health Care ETF	0.80
Harbor Human Capital Factor US Large Cap ETF	0.35
Harbor Human Capital Factor US Small Cap ETF	0.60
Harbor International Compounders ETF	0.55
Harbor International Equity ETF	0.80
Harbor Long-Short Equity ETF	1.20
Harbor Long-Term Growers ETF	0.57
Harbor Mid Cap Core ETF	0.88
Harbor Mid Cap Value ETF	0.88
Harbor Multi-Asset Explorer ETF (Consolidated)	0.70
Harbor Osmosis Emerging Markets Resource Efficient ETF	0.69
Harbor Osmosis International Resource Efficient ETF	0.55
Harbor PanAgora Dynamic Large Cap Core ETF	0.35
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Harbor SMID Cap Core ETF	0.88
Harbor SMID Cap Value ETF	0.88
Harbor Transformative Technologies ETF	0.69
Independent Trustees
The Advisor is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the year, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 6—TAX INFORMATION
The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. GAAP. These differences are attributable to permanent book and tax accounting differences that were primarily due to the tax treatment of net investment losses and limitations, redemption in-kind distributions,the use of equalization, and the disallowance of loss from a controlled foreign corporation. Reclassifications, if any, are made to

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
each Fund’s capital account to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. The amounts reclassified on the Statements of Assets and Liabilities for the year ended October 31, 2025 were as follows:
	Paid in Capital (000s)	Total Distributable Earnings/(Loss) (000s)
Harbor Active Small Cap ETF	$279	$(279)
Harbor Alpha Layering ETF (Consolidated)	(57)	57
Harbor AlphaEdge™ Large Cap Value ETF	183	(183)
Harbor AlphaEdge™ Next Generation REITs ETF	—	—
Harbor AlphaEdge™ Small Cap Earners ETF	870	(870)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	—	—
Harbor Dividend Growth Leaders ETF	35,811	(35,811)
Harbor Emerging Markets Equity ETF	12	(12)
Harbor Emerging Markets Select ETF	—	—
Harbor Health Care ETF	680	(680)
Harbor Human Capital Factor US Large Cap ETF	41,070	(41,070)
Harbor Human Capital Factor US Small Cap ETF	21,976	(21,976)
Harbor International Compounders ETF	9,634	(9,634)
Harbor International Equity ETF	18	(18)
Harbor Long-Short Equity ETF	1,390	(1,390)
Harbor Long-Term Growers ETF	33,114	(33,114)
Harbor Mid Cap Core ETF	—	—
Harbor Mid Cap Value ETF	—	—
Harbor Multi-Asset Explorer ETF (Consolidated)	652	(652)
Harbor Osmosis Emerging Markets Resource Efficient ETF	11	(11)
Harbor Osmosis International Resource Efficient ETF	7,455	(7,455)
Harbor PanAgora Dynamic Large Cap Core ETF	6,833	(6,833)
Harbor Scientific Alpha High-Yield ETF	1,560	(1,560)
Harbor Scientific Alpha Income ETF	—	—
Harbor SMID Cap Core ETF	—	—
Harbor SMID Cap Value ETF	—	—
Harbor Transformative Technologies ETF	597	(597)

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
The tax composition of each Fund’s distributions was as follows:
	As of October 31, 2025			As of October 31, 2024
	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)
Harbor Active Small Cap ETF	$51	$—	$51	$—	$—	$—
Harbor Alpha Layering ETF (Consolidated)	—	—	—	N/A	N/A	N/A
Harbor AlphaEdge™ Large Cap Value ETF	18	—	18	—	—	—
Harbor AlphaEdge™ Next Generation REITs ETF	35	—	35	—	—	—
Harbor AlphaEdge™ Small Cap Earners ETF	169	4	173	—	—	—
Harbor Commodity All-Weather Strategy ETF (Consolidated)	8,435	—	8,435	7,168	—	7,168
Harbor Disciplined Bond ETF	1,469	—	1,469	503	—	503
Harbor Dividend Growth Leaders ETF	2,605	—	2,605	3,947	—	3,947
Harbor Emerging Markets Equity ETF	—	—	—	N/A	N/A	N/A
Harbor Emerging Markets Select ETF	—	—	—	N/A	N/A	N/A
Harbor Health Care ETF	63	24	87	92	—	92
Harbor Human Capital Factor US Large Cap ETF	773	—	773	3,346	29	3,375
Harbor Human Capital Factor US Small Cap ETF	959	—	959	538	—	538
Harbor International Compounders ETF	1,262	—	1,262	191	—	191
Harbor International Equity ETF	—	—	—	N/A	N/A	N/A
Harbor Long-Short Equity ETF	—	—	—	—	—	—
Harbor Long-Term Growers ETF	—	—	—	154	—	154
Harbor Mid Cap Core ETF	—	—	—	N/A	N/A	N/A
Harbor Mid Cap Value ETF	—	—	—	N/A	N/A	N/A
Harbor Multi-Asset Explorer ETF (Consolidated)	110	—	110	99	—	99
Harbor Osmosis Emerging Markets Resource Efficient ETF	—	—	—	N/A	N/A	N/A
Harbor Osmosis International Resource Efficient ETF	—	—	—	N/A	N/A	N/A
Harbor PanAgora Dynamic Large Cap Core ETF	9	—	9	—	—	—
Harbor Scientific Alpha High-Yield ETF	11,728	—	11,728	9,422	—	9,422
Harbor Scientific Alpha Income ETF	2,061	—	2,061	1,971	—	1,971
Harbor SMID Cap Core ETF	—	—	—	N/A	N/A	N/A
Harbor SMID Cap Value ETF	—	—	—	N/A	N/A	N/A
Harbor Transformative Technologies ETF	—	—	—	N/A	N/A	N/A

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
As of October 31, 2025, the components of each Fund’s distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income (000s)	Undistributed Long-Term Capital Gains (000s)	Unrealized Appreciation/ (Depreciation) (000s)	Accumulated Capital and Other Losses (000s)	Other Temporary Differences (000s)	Total Distributable Earnings/(Loss) (000s)
Harbor Active Small Cap ETF	$258	$71	$(681)	$—	$—	$(352)
Harbor Alpha Layering ETF (Consolidated)	236	32	169	—	—	437
Harbor AlphaEdge™ Large Cap Value ETF	60	—	328	(182)	—	206
Harbor AlphaEdge™ Next Generation REITs ETF	30	—	(149)	(97)	—	(216)
Harbor AlphaEdge™ Small Cap Earners ETF	146	—	(124)	(378)	—	(356)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	86,230	—	162	(1)	—	86,391
Harbor Disciplined Bond ETF	235	—	835	(69)	—	1,001
Harbor Dividend Growth Leaders ETF	639	—	46,222	(22,435)	—	24,426
Harbor Emerging Markets Equity ETF	211	—	716	—	(1)	926
Harbor Emerging Markets Select ETF	37	—	1,205	(26)	—	1,216
Harbor Health Care ETF	10	49	2,915	—	—	2,974
Harbor Human Capital Factor US Large Cap ETF	3,028	—	120,757	(4,383)	—	119,402
Harbor Human Capital Factor US Small Cap ETF	594	—	10,663	(28,893)	—	(17,636)
Harbor International Compounders ETF	6,709	—	45,033	(5,423)	—	46,319
Harbor International Equity ETF	41	—	569	(4)	(1)	605
Harbor Long-Short Equity ETF	440	—	5,008	(3,703)	1	1,746
Harbor Long-Term Growers ETF	—	—	307,706	(47,559)	—	260,147
Harbor Mid Cap Core ETF	65	—	306	—	—	371
Harbor Mid Cap Value ETF	49	—	276	—	—	325
Harbor Multi-Asset Explorer ETF (Consolidated)	181	—	625	(51)	—	755
Harbor Osmosis Emerging Markets Resource Efficient ETF	5,447	—	14,597	—	(15)	20,029
Harbor Osmosis International Resource Efficient ETF	5,588	—	16,504	(516)	(35)	21,541
Harbor PanAgora Dynamic Large Cap Core ETF	1,316	—	49,906	(4,919)	—	46,303
Harbor Scientific Alpha High-Yield ETF	1,157	—	3,166	(122,575)	—	(118,252)
Harbor Scientific Alpha Income ETF	388	—	840	(5,061)	—	(3,833)
Harbor SMID Cap Core ETF	49	—	284	—	—	333
Harbor SMID Cap Value ETF	110	—	457	—	—	567
Harbor Transformative Technologies ETF	—	—	1,397	(45)	—	1,352
As of October 31, 2025, for federal income tax purposes, the following Fund had a qualified late year loss deferral to offset fiscal year 2026 ordinary income:
Qualified Late Year Ordinary Loss Deferral (000s)
Harbor Long-Term Growers ETF	$640
Harbor Transformative Technologies ETF	8

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
As of October 31, 2025, each Fund in the following table had capital loss carryforwards for federal tax purposes which will reduce each Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code. Use of the capital loss carryforwards will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any federal tax liability. The capital loss carryforwards do not expire.
Capital Loss Carryforward
	Short-Term (000s)	Long-Term (000s)	Total (000s)
Harbor AlphaEdge™ Large Cap Value ETF	$ (177)	$ (5)	$ (182)
Harbor AlphaEdge™ Next Generation REITs ETF	(97)	—	(97)
Harbor AlphaEdge™ Small Cap Earners ETF	(264)	(114)	(378)
Harbor Commodity All-Weather Strategy ETF(Consolidated)	(1)	—	(1)
Harbor Disciplined Bond ETF	(65)	(4)	(69)
Harbor Dividend Growth Leaders ETF	(21,992)	(443)	(22,435)
Harbor Emerging Markets Select ETF	(26)	—	(26)
Harbor Human Capital Factor US Large Cap ETF	(1,289)	(3,094)	(4,383)
Harbor Human Capital Factor US Small Cap ETF	(25,541)	(3,352)	(28,893)
Harbor International Compounders ETF	(1,334)	(4,089)	(5,423)
Harbor International Equity ETF	(4)	—	(4)
Harbor Long-Short Equity ETF	(3,703)	—	(3,703)
Harbor Long-Term Growers ETF	(41,434)	(5,485)	(46,919)
Harbor Multi-Asset Explorer ETF(Consolidated)	(49)	(2)	(51)
Harbor Osmosis International Resource Efficient ETF	(516)	—	(516)
Harbor PanAgora Dynamic Large Cap Core ETF	(4,919)	—	(4,919)
Harbor Scientific Alpha High-Yield ETF*	(16,589)	(105,986)	(122,575)
Harbor Scientific Alpha Income ETF	(4,106)	(955)	(5,061)
Harbor Transformative Technologies ETF	(37)	—	(37)

*	A portion of the capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of October 31, 2025 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Active Small Cap ETF	$21,525	$1,336	$ (2,017)	$ (681)
Harbor Alpha Layering ETF (Consolidated)	2,560	189	(20)	169
Harbor AlphaEdge™ Large Cap Value ETF *	4,801	422	(94)	328
Harbor AlphaEdge™ Next Generation REITs ETF *	1,948	53	(202)	(149)
Harbor AlphaEdge™ Small Cap Earners ETF *	9,270	905	(1,029)	(124)
Harbor Commodity All-Weather Strategy ETF (Consolidated)*	1,039,245	162	—	162
Harbor Disciplined Bond ETF *	35,221	873	(38)	835
Harbor Dividend Growth Leaders ETF *	160,477	48,593	(2,371)	46,222
Harbor Emerging Markets Equity ETF	5,140	886	(170)	716
Harbor Emerging Markets Select ETF *	8,245	1,573	(368)	1,205
Harbor Health Care ETF	17,900	3,205	(290)	2,915
Harbor Human Capital Factor US Large Cap ETF *	317,945	131,533	(10,776)	120,757
Harbor Human Capital Factor US Small Cap ETF *	129,810	21,378	(10,715)	10,663
Harbor International Compounders ETF *	490,220	62,303	(17,270)	45,033
Harbor International Equity ETF *	5,412	731	(162)	569
Harbor Long-Short Equity ETF (includes investments sold short) *	6,343	5,433	(425)	5,008
Harbor Long-Term Growers ETF *	779,784	315,185	(7,479)	307,706
Harbor Mid Cap Core ETF	3,511	455	(149)	306
Harbor Mid Cap Value ETF	3,515	483	(207)	276
Harbor Multi-Asset Explorer ETF (Consolidated)*	7,339	672	(47)	625
Harbor Osmosis Emerging Markets Resource Efficient ETF	113,537	16,368	(1,771)	14,597
Harbor Osmosis International Resource Efficient ETF *	117,914	17,688	(1,184)	16,504
Harbor PanAgora Dynamic Large Cap Core ETF *	573,177	62,505	(12,599)	49,906
Harbor Scientific Alpha High-Yield ETF *	155,947	4,601	(1,435)	3,166
Harbor Scientific Alpha Income ETF *	31,453	992	(152)	840
Harbor SMID Cap Core ETF	3,038	417	(133)	284
Harbor SMID Cap Value ETF	3,589	579	(122)	457
Harbor Transformative Technologies ETF *	4,491	1,423	(26)	1,397

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 7—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the year ended October 31, 2025, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Derivative Instruments
As of October 31, 2025, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Alpha Layering ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Assets
Variation margin on futures contracts[a]	$4	$88	$55	$67	$214
Liabilities
Variation margin on futures contracts[a]	(7)	(3)	—	(10)	(20)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Liabilities
Unrealized depreciation on OTC swap agreements	$—

Harbor Long-Short Equity ETF
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Assets
Purchased options (included in Investments, at value)	$320
Rights/Warrants (included in Investments, at value)	5

Harbor Scientific Alpha Income ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on centrally cleared swap agreements[a,b]	$—	$3	$3
Variation margin on futures contracts[a]	31	—	31
Liabilities
Variation margin on futures contracts[a]	(3)	—	(3)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premium paid of $196

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the year ended October 31, 2025, were:
Harbor Alpha Layering ETF (CONSOLIDATED)
	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(67)	$(56)	$40	$139	$56
	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Change in Net Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(3)	$85	$55	$57	$194

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$73,379
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$—

Harbor Human Capital Factor US Small Cap ETF
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Rights/Warrants (included in Investments)	$1

Harbor Long-Short Equity ETF
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Purchased options (included in Investments)	$(539)
Equity Contracts (000s)
Change in Net Unrealized Appreciation/(Depreciation) on Derivatives
Purchased options (included in Investments)	$320
Rights/Warrants (included in Investments)	5
Change in net unrealized appreciation/(depreciation) on derivatives	$325

Harbor Osmosis International Resource Efficient ETF
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Rights/Warrants (included in Investments)	$(167)

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Scientific Alpha Income ETF
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$(110)	$—	$(110)
Swap agreements	—	(76)	(76)
Net realized gain/(loss) on derivatives	$(110)	$(76)	$(186)
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$206	$—	$206
Swap agreements	—	11	11
Change in net unrealized appreciation/(depreciation) on derivatives	$206	$11	$217
NOTE 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the year ended October 31, 2025, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of October 31, 2025, Harbor Commodity All-Weather Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2025.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES—Continued
HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)
	Financial Derivative Assets
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Goldman Sachs International	$—	$31,850	$—
Macquarie Bank Limited	—	33,240	—

*Of the total collateral received and/or pledged shown in the above table, cash of $65,090 included in “Due from broker” on the Consolidated Statements of Assets and Liabilities, was pledged as collateral for swaps held in the Harbor Cayman Inflation Focus Ltd.

aHarbor Cayman Inflation Focus Ltd. is recognized as a separate legal entity for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 9—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Harbor ETF Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Harbor Alpha Layering ETF (Consolidated), Harbor Commodity All-Weather Strategy ETF (Consolidated), and Harbor Multi-Asset Explorer ETF (Consolidated) (three of the Funds comprising Harbor ETF Trust) (the “Trust”), including the consolidated portfolios of investments, as of October 31, 2025, and the related consolidated statements of operations and changes in net assets, and consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”).  We have also audited the accompanying statements of assets and liabilities of Harbor Active Small Cap ETF, Harbor AlphaEdge™ Large Cap Value ETF, Harbor AlphaEdge™ Next Generation REITs ETF, Harbor AlphaEdge™ Small Cap Earners ETF, Harbor Disciplined Bond ETF, Harbor Dividend Growth Leaders ETF, Harbor Emerging Markets Equity ETF, Harbor Emerging Markets Select ETF, Harbor Health Care ETF, Harbor Human Capital Factor US Large Cap ETF, Harbor Human Capital Factor US Small Cap ETF, Harbor International Compounders ETF, Harbor International Equity ETF, Harbor Long-Short Equity ETF, Harbor Long-Term Growers ETF, Harbor Mid Cap Core ETF, Harbor Mid Cap Value ETF, Harbor Osmosis Emerging Markets Resource Efficient ETF, Harbor Osmosis International Resource Efficient ETF, Harbor PanAgora Dynamic Large Cap Core ETF, Harbor Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF, Harbor SMID Cap Core ETF, Harbor SMID Cap Value ETF, and Harbor Transformative Technologies ETF (twenty-five of the Funds constituting the “Trust”) (collectively, with Harbor Alpha Layering ETF (Consolidated), Harbor Commodity All-Weather Strategy ETF (Consolidated), and Harbor Multi-Asset Explorer ETF (Consolidated) referred to as the “Funds”), including the portfolios of investments, as of October 31, 2025, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty-eight of the Funds comprising Harbor ETF Trust) at October 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Harbor ETF Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Active Small Cap ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from August 28, 2024 (commencement of operations) through October 31, 2024
Harbor Alpha Layering ETF (Consolidated)	For the period from August 13, 2025 (commencement of operations) through October 31, 2025
Harbor AlphaEdge™ Large Cap Value ETF Harbor AlphaEdge™ Next Generation REITs ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from September 4, 2024 (commencement of operations) through October 31, 2024
Harbor AlphaEdge™ Small Cap Earners ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from July 9, 2024 (commencement of operations) through October 31, 2024
Harbor Commodity All-Weather Strategy ETF (Consolidated)	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and for the period from February 9, 2022 (commencement of operations) through October 31, 2022
Harbor Disciplined Bond ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from May 1, 2024 (commencement of operations) through October 31, 2024
Harbor Dividend Growth Leaders ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the four years in the period ended October 31, 2025
Harbor Emerging Markets Equity ETF	For the period from June 4, 2025 (commencement of operations) through October 31, 2025
Harbor Emerging Markets Select ETF	For the period from May 14, 2025 (commencement of operations) through October 31, 2025
Harbor Health Care ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the two years in the period ended October 31, 2025 and for the period from November 16, 2022 (commencement of operations) through October 31, 2023
Harbor Human Capital Factor US Large Cap ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and for the period from October 12, 2022 (commencement of operations) through October 31, 2022

⬤

Report of Independent Registered Public Accounting Firm—Continued

Funds comprising the Harbor ETF Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Human Capital Factor US Small Cap ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the two years in the period ended October 31, 2025 and for the period from April 12, 2023 (commencement of operations) through October 31, 2023
Harbor International Compounders ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and for the period from September 7, 2022 (commencement of operations) through October 31, 2022
Harbor International Equity ETF	For the period from June 4, 2025 (commencement of operations) through October 31, 2025
Harbor Long-Short Equity ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from December 4, 2023 (commencement of operations) through October 31, 2024
Harbor Long-Term Growers ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and for the period from February 2, 2022 (commencement of operations) through October 31, 2022
Harbor Mid Cap Core ETF Harbor Mid Cap Value ETF	For the period from May 1, 2025 (commencement of operations) through October 31, 2025
Harbor Multi-Asset Explorer ETF (Consolidated)	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the two years in the period ended October 31, 2025 and for the period from September 13, 2023 (commencement of operations) through October 31, 2023
Harbor Osmosis Emerging Markets Resource Efficient ETF	For the period from December 18, 2024 (commencement of operations) through October 31, 2025
Harbor Osmosis International Resource Efficient ETF	For the period from December 11, 2024 (commencement of operations) through October 31, 2025
Harbor PanAgora Dynamic Large Cap Core ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from October 9, 2024 (commencement of operations) through October 31, 2024
Harbor Scientific Alpha High-Yield ETF Harbor Scientific Alpha Income ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the four years in the period ended October 31, 2025 and for the period from September 14, 2021 (commencement of operations) through October 31, 2021
Harbor SMID Cap Core ETF Harbor SMID Cap Value ETF	For the period from May 1, 2025 (commencement of operations) through October 31, 2025
Harbor Transformative Technology ETF	For the period from April 16, 2025 (commencement of operations) through October 31, 2025
The financial highlights for the year ended October 31, 2021 for the Harbor Dividend Growth Leaders ETF were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on the financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

⬤

Report of Independent Registered Public Accounting Firm—Continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor funds investment companies since 2000.
Chicago, Illinois
December 22, 2025

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)

Additional Tax Information
For the fiscal year ended October 31, 2025, each Fund reports up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket.
For the fiscal year ended October 31, 2025, each Fund reports up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income for individuals.
If a Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
The Funds report the following portions of their distributions from investment company taxable income for the fiscal year ended October 31, 2025 as qualifying for the dividends received deduction for corporate shareholders.
Percentage of Distribution
Harbor Active Small Cap ETF	52%
Harbor AlphaEdge™ Large Cap Value ETF	87
Harbor AlphaEdge™ Small Cap Earners ETF	79
Harbor Dividend Growth Leaders ETF	100
Harbor Emerging Markets Equity ETF	˂1
Harbor Health Care ETF	100
Harbor Human Capital Factor US Large Cap ETF	100
Harbor Human Capital Factor US Small Cap ETF	100
Harbor International Compounders ETF	4
Harbor International Equity ETF	1
Harbor Long-Short Equity ETF	41
Harbor Mid Cap Core ETF	33
Harbor Mid Cap Value ETF	47
Harbor Multi-Asset Explorer ETF (Consolidated)	˂1
Harbor PanAgora Dynamic Large Cap Core ETF	82
Harbor SMID Cap Core ETF	37
Harbor SMID Cap Value ETF	20
Pursuant to Section 852 of the Internal Revenue Code, the Funds report the following capital gain dividends for the fiscal year ended October 31, 2025:
Amount (000s)
Harbor Active Small Cap ETF	$5
Harbor AlphaEdge™ Small Cap Earners ETF	4
Harbor Health Care ETF	42
For the fiscal year ended October 31, 2025, the Funds, if applicable, report up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code 163 (j) as interest income eligible for income inclusion for corporate shareholders.
The Funds report the following foreign taxes paid and foreign source income for Federal income tax purposes:
	Foreign Taxes Paid (000s)	Foreign Source Earned Income (000s)
Harbor Emerging Markets Equity ETF	$13	$82
Harbor Emerging Markets Select ETF	6	40
Harbor International Compounders ETF	480	6,313
Harbor International Equity ETF	4	27
Harbor Osmosis Emerging Markets Resource Efficient ETF	596	4,017
Harbor Osmosis International Resource Efficient ETF	250	3,075
Shareholders that received distributions from a Fund through a taxable account during calendar year 2025 will receive a Form 1099-DIV in January 2026 that will show the tax character of those distributions.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Harbor Capital Advisors Inc., the Funds’ investment advisor, is responsible for bearing expenses associated with independent trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor Emerging Markets Equity ETF, Harbor International Equity ETF, Harbor Mid Cap Core ETF, Harbor Mid Cap Value ETF, Harbor SMID Cap Core ETF, Harbor SMID Cap Value ETF
At a meeting of the Board held on February 21-22, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreements between the Trust, on behalf of Harbor  Emerging Markets Equity ETF, Harbor International Equity ETF, Harbor Mid Cap Core ETF, Harbor Mid Cap Value ETF, Harbor SMID Cap Core ETF, Harbor SMID Cap Value ETF (each a “Fund” and, collectively, the “Funds”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreements among the Adviser, the Trust, on behalf of each Fund, and EARNEST Partners LLC (the “Subadvisor” or “EARNEST”).
In evaluating the Investment Advisory Agreements and the Subadvisory Agreements, the Trustees reviewed materials furnished by the Adviser and the Subadvisor, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadvisor in its capacity as a subadvisor for other Harbor funds. In connection with their consideration of each Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadvisor. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadvisor for each Fund, (ii) monitor and oversee the performance and investment capabilities of such subadvisor, and (iii) recommend the replacement of a subadvisor when appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of each Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadvisor present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the each Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and EARNEST, including the background, education, expertise and experience of the investment professionals of Harbor Capital and EARNEST to provide services to each Fund;

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
•The favorable history, reputation, qualifications and background of Harbor Capital and EARNEST as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and EARNEST for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of EARNEST’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of each Fund, with certain limited exceptions;
•The proposed fees and expense ratio of each Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of EARNEST in managing other accounts in a style similar to the style to be utilized in managing each Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to each Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, EARNEST and their respective affiliates as a result of their relationship with each Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Funds, to identify and recommend to the Trustees quality subadvisors for the Funds, to monitor and oversee the performance and investment capabilities of each subadvisor, and to recommend the replacement of a subadvisor when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisors for particular Funds in circumstances in which the Board and Harbor Capital had determined that a change in subadvisor was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadvisor’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadvisor believed to better serve the shareholders than the existing subadvisor.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to each Fund’s operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisors and to operate effectively as a manager-of-managers for each Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadvisor’s personnel, the quality of the Subadvisor’s processes and the culture of the Subadvisor.
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreements provide that Harbor Capital will pay all of the operating expenses of the respective Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund.
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Emerging Markets Equity ETF is below the average and median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the International Equity ETF is below the average and median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Mid Cap Core ETF is equal to the average and above the median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Mid Cap Value ETF is below the average and median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the SMID Cap Core ETF is equal to the average and above the median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the SMID Cap Value ETF is below the average and median of a peer group consisting of mutual funds and ETFs and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, with respect to each Fund, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to the Subadvisor and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate each Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in each Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in each Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor Emerging Markets Select ETF
At a meeting of the Board held on February 21-22, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Emerging Markets Select ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and C WorldWide Asset Management Fondsmaeglerselskab A/S (the “Subadvisor” or “C WorldWide”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadvisor, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadvisor in its capacity as a subadvisor for other Harbor funds. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadvisor. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadvisor for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadvisor, and (iii) recommend the replacement of a subadvisor when appropriate.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadvisor present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and C WorldWide, including the background, education, expertise and experience of the investment professionals of Harbor Capital and C WorldWide to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and C WorldWide as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and C WorldWide for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of C WorldWide’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of C WorldWide in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, C WorldWide and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisors for the Fund, to monitor and oversee the performance and investment capabilities of each subadvisor, and to recommend the replacement of a subadvisor when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisors for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadvisor was in the best interests of a fund and its shareholders,

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadvisor’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadvisor believed to better serve the shareholders than the existing subadvisor.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisors and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadvisor’s personnel, the quality of the Subadvisor’s processes and the culture of the Subadvisor.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group of funds consisting of mutual funds and ETFs and above the average and median of a peer group of funds consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to C WorldWide and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR ALPHA LAYERING ETF
At a meeting of the Board held on May 18-20, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Alpha Layering ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and PanAgora Asset Management, Inc.  (the “Subadvisor” or “PanAgora”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadvisor, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadvisor in its capacity as a subadvisor for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadvisor. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadvisor for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadvisor, and (iii) recommend the replacement of a subadvisor when appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadvisor present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and PanAgora, including the background, education, expertise and experience of the investment professionals of Harbor Capital and PanAgora to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and PanAgora as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and PanAgora for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of PanAgora’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•Simulated performance for the proposed strategy, together with consideration of the limitations of such simulated performance information;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, PanAgora and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisors for the Fund, to monitor and oversee the performance and investment capabilities of each subadvisor, and to recommend the replacement of a subadvisor when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisors for particular Harbor funds in circumstances

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
in which the Board and Harbor Capital had determined that a change in subadvisor was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadvisor’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadvisor believed to better serve the shareholders than the existing subadvisor.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisors and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadvisor’s personnel, the quality of the Subadvisor’s processes and the culture of the Subadvisor.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group of funds consisting of mutual funds and ETFs and below the average and median of a peer group of funds consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to PanAgora and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMET ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a)       The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)       There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed December 22, 2025 on its behalf by the undersigned, thereunto duly authorized.

HARBOR ETF TRUST

By:	/s/ Charles F. McCain
Charles F. McCain Chairman, President and Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	December 22, 2025
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ Howard M. Reich	Treasurer (Principal Financial and Accounting Officer)	December 22, 2025
Howard M. Reich

Exhibit Index

Number	Description
99.CODE ETH	Code of Business Conduct and Ethics.
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).